As filed with the Securities and Exchange Commission
                   on October 15, 1998

                                           File No. 33-43089
                                           File No. 811-6431

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                      F O R M  N-1A
    Registration Statement Under the Securities Act of 1933
             Post-Effective Amendment No. 17
                           and
    Registration Statement Under the Investment Company
                       Act of 1940
                    Amendment No. 19

                    ____________________

                  SMITH BREEDEN SERIES FUND
       (Exact Name of Registrant as Specified in Charter)

                 100 Europa Drive, Suite 200
               Chapel Hill, North Carolina 27514
            (Address of Principal Executive Office)

                       (919) 967-7221
      (Registrant's Telephone Number, Including Area Code)

                      MICHAEL J. GIARLA
                 100 Europa Drive, Suite 200
               Chapel Hill, North Carolina 27514
            (Name and Address of Agent for Service)

                       _______________
             Please Send Copy of Communications to:

                   MARIANTHE S. MEWKILL
               Smith Breeden Associates, Inc.
                100 Europa Drive, Suite 200
                   Chapel Hill, NC 27514
                       (919)-967-7221


   This filing shall become effective on June 15, 1998 pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933.

   The Registrant has previously registered an indefinite number of shares of beneficial interest pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended.
The Rule 24f-2 notice for the Registrant's most recent fiscal year was filed on June 5, 1998.

                  SMITH BREEDEN SERIES FUND
       SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
                      (THE "SHORT FUND")
           SMITH BREEDEN INTERMEDIATE DURATION U.S.
                       GOVERNMENT FUND
                   (THE "INTERMEDIATE FUND")
                     CROSS REFERENCE SHEET
                          FORM N-1A

         Part A:  Information Required in Prospectus

N-1A
Item No.  Item                 Location in the
                                Registration Statement
                                by Prospectus Heading


1.     Cover Page                Cover Page

2.     Synopsis                  Expense Table

3.     Condensed Financial	 Financial Highlights
        Information

4.     General Description       Smith Breeden Mutual Funds;
        of Registrant             Investment Objectives,
	              		  Policies, and Risk
				  Considerations: The Short
			          and Intermediate Funds

5.     Management of the Fund    Management of the Funds

5a.    Management's Discussion	 Contained in the Fund's
        of Fund's Performance     Annual Report to
                                  Shareholders

6.     Capital Stock and Other   Dividends and Distributions;
        Securities                Capital Structure

7.     Purchase of Securities 	 How to Purchase Shares;
        Being Offered             Pricing of Fund Shares

8.     Redemption or             How to Exchange Shares;
        Repurchase                How to Redeem Shares

9.     Pending Legal             Not Applicable
        Proceedings


                        OCTOBER 15, 1998
                   SMITH BREEDEN MUTUAL FUNDS
                           PROSPECTUS

   This prospectus describes seven no-load mutual funds (the "Funds") offering you a broad choice of investments to help fulfill your asset allocation needs. Each Fund is a diversified series of a management investment company - either the Smith Breeden Series Fund or the Smith Breeden Trust. The investment adviser for the Funds is Smith Breeden Associates, Inc. (the "Adviser").

        Smith Breeden Short Duration U.S. Government Fund
    Smith Breeden Intermediate Duration U.S. Government Fund
               Smith Breeden High Yield Bond Fund
           Smith Breeden U.S. Equity Market Plus Fund
         Smith Breeden Asian/Pacific Equity Market Fund
            Smith Breeden European Equity Market Fund
            Smith Breeden Financial Services Fund

   An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any of the Funds will meet its investment objective. This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please read this Prospectus carefully and keep it for future reference. Statements of Additional Information dated October 15, 1998 have been filed with the Securities and Exchange Commission with respect to each of the Smith Breeden Series Fund and Smith Breeden Trust and are legally part of this Prospectus. The Statements of Additional Information can be obtained without charge by writing to the Funds at 100 Europa Drive, Chapel Hill, North Carolina 27514 or by calling 1-800-221-3138 or by visiting either the Funds' website (www.smithbreeden.com) or the Securities and Exchange Commission's (the "SEC") website (www.sec.gov).

     The High Yield Bond Fund may invest up to 100% of its total assets in debt securities rated below investment grade, commonly referred to as "junk bonds." These lower rated securities are speculative and involve greater risks of loss of principal and non-payment of interest than higher rated bonds, and are generally not appropriate for short-term investment purposes. Please read the risk information contained in this prospectus carefully.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    SMITH BREEDEN BOND FUNDS

Smith Breeden Short Duration U.S. Government Fund (the "Short Fund", a series of the Smith Breeden Series Fund) seeks a high level of current income consistent with low volatility of net asset value. The Short Fund seeks to match the duration, or 1 interest-rate risk, of a portfolio that invests exclusively in six month U.S. Treasury securities on a constant maturity basis. The dollar weighted average maturity of the Fund's securities may at times significantly exceed six months.

   Smith Breeden Intermediate Duration U.S. Government Fund (the "Intermediate Fund", a series of the Smith Breeden Series Fund) seeks a total return in excess of the total return of the major market indices for mortgage-backed securities. The major market indices for mortgage-backed securities currently include, but are not limited to, the Salomon Brothers Mortgage Index and the
Lehman  Brothers  Mortgage  Index.  These  indices  include   all
outstanding   government  sponsored  fixed-rate   mortgage-backed
securities, weighted in proportion to their current market capitalization. The duration, or interest-rate risk, of these indices is similar to that of intermediate-term U.S. Treasury Notes, and typically will range between three and five years. The dollar weighted average maturity of the Fund's securities may at times significantly exceed three to five years.

Smith Breeden High Yield Bond Fund (the "High Yield Bond Fund", a series of the Smith Breeden Trust) seeks high current income and capital appreciation. Under normal conditions, the Fund invests at least 65% of its total assets in lower rated debt securities and convertible securities rated below investment grade by major rating agencies, commonly referred to as "junk bonds". There is no limit on either portfolio maturity or the acceptable rating of securities. The Fund may invest up to 35% of its net assets in U.S. and foreign equity securities. The Fund may also use options, futures and forward contracts and interest rate and currency swaps as investment or hedging instruments.


                    SMITH BREEDEN EQUITY FUNDS

   Smith Breeden U.S. Equity Market Plus Fund (the "U.S. Equity Market Plus Fund", a series of the Smith Breeden Trust) seeks to provide a total return exceeding the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") without additional equity market risk. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Fund, chooses the 500 stocks included in the S&P 500 Index on the basis of market value and industry diversification. The Fund does not invest principally in the common stocks that make up the S&P 500 Index (the "Index") or any other index. Instead, the Fund uses S&P 500 futures and swaps in an effort to maintain an equity market exposure similar to that which would be achieved if all of the Fund's assets were invested in the stocks comprising the Index. Since the use of futures and swaps can be implemented with the commitment of only a small percentage of the Fund's cash, it can use the remainder to purchase fixed-income securities and related hedging instruments. Whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends largely on whether the total return on the Fund's fixed-income
investments   equals  or  exceeds  the  Fund's  total   operating
expenses, as well as other factors.

   Smith Breeden Asian/Pacific Equity Market Fund (the "Asian/Pacific Equity Market Fund", a series of the Smith Breeden Trust) seeks capital appreciation through investments in financial instruments related to the major equity markets of Asia and the Pacific region. The fund does not invest principally in the common stocks of the Asian and Pacific markets. Instead the Fund uses futures, options, swaps, and forwards on the equity and currency markets of Asia and the Pacific region to maintain its equity exposure. Since the use of futures and swaps can be implemented with the commitment of only a small percentage of the Fund's cash, it can use the remainder to purchase fixed-income securities and related hedging instruments. Whether the Fund's total return equals or exceeds the performance of the equity markets of Asia and the Pacific region depends largely on whether the total return on the Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors.

   Smith Breeden European Equity Market Fund (the "European Equity Market Fund", a series of the Smith Breeden Trust) seeks capital appreciation through investments in financial instruments related to the major equity markets of Europe. The fund does not invest principally in the common stocks of the European markets. Instead the Fund uses futures, options, swaps, and forwards on the equity and currency markets of Europe to maintain its equity exposure. Since the use of futures and swaps can be implemented with the commitment of only a small percentage of the Fund's cash, it can use the remainder to purchase fixed-income securities and related hedging instruments. Whether the Fund's total return equals or exceeds the performance of the equity markets of Europe depends largely on whether the total return on the Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors.

Smith Breeden Financial Services Fund (the "Financial Services Fund", a series of the Smith Breeden Trust) seeks capital appreciation. To pursue this goal, the Fund invests in U.S. and foreign financial services companies. These include banks, thrift, finance and leasing companies, brokerage, investment banking and advisory firms, real estate related firms and insurance companies.



                        TABLE OF CONTENTS

Expense Table.                                                   5
Financial Highlights - Short Fund                                7
Financial Highlights - Intermediate Fund.                        8
Financial Highlights - U.S. Equity Market Plus Fund.             9
Financial Highlights - Financial Services Fund.                  10
Smith Breeden Mutual Funds                                       11
Investment Objectives, Policies and Risk Considerations.         11
Other Investment Practices and Risk Considerations.              22
Management of the Funds                                          27
Pricing of Fund Shares.                                          34
How to Purchase Shares.                                          35
How to Exchange Shares.                                          38
How to Redeem Shares.                                            39
Dividends and Distributions                                      42
Shareholder Reports and Information                              43
Retirement Plans.                                                44
Service and Distribution Plans.                                  44
Taxes                                                            45
Capital Structure                                                46
Transfer and Dividend Disbursing Agent, Custodian and
 Independent Accountants.                                        46
Fund Performance.                                                47
   Appendix.                                                     49

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not be lawfully made.


                                  EXPENSE TABLE

   The following table is designed to assist you in understanding the expenses you will bear as a shareholder of a Fund. Shareholder Transaction Expenses are charges paid when shares of a Fund are bought or sold. Annual Fund Operating
Expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. The annual fund operating expenses shown below reflect expense limitations agreed to by the Adviser, and are based on each Fund's expenses for the past fiscal year, if applicable, or, in the case of new Funds, on good faith estimates provided by the Adviser.

                                                    High     U.S.      Asian/   European  Finan
                                         Interme    Yield    Equity    Pacific  Equity    cial
                               Short     diate      Bond     Market    Equity   Market    Services
                               Fund      Fund       Fund     Plus      Market   Fund      Fund
                                                             Fund      Fund
Shareholder Transaction
Expenses1
Maximum Sales Load Imposed on  None      None      None      None      None     None      None
Purchases
Maximum Sales Load Imposed on
Reinvested Dividends           None      None      None      None      None     None      None
Deferred Sales Load Imposed
on Redemptions                 None      None      None      None      None     None      None
Redemption Fees2               None      None      None      None      None     None      None
Exchange Fees                  None      None      None      None      None     None      None
Annual Fund Operating
Expenses
 (as a percentage of average
net assets)
Management Fees3               0.70%     0.70%     0.70%     0.70%     0.70%    0.70%     1.50%
Other Expenses (net of         0.08%     0.18%     0.28%     0.18%     0.28%    0.28%     (0.02%)
reimbursement)4
Total Fund Operating Expenses
(net of reimbursement)4        0.78%     0.88%     0.98%     0.88%     0.98%    0.98%     1.48%

<F1>
1 For accounts of less than $2,000, each Fund assesses an annual account maintenance fee of $16. This fee is in addition to the expenses set forth above.
2 A transaction charge of $9 may be imposed on redemptions by wire transfer, and an account closing fee of $8 may be imposed. Neither of these fees are included in the above expenses.
3 Pursuant to a distribution and services plan in respect of each Fund, the Adviser may pay annual distribution and servicing fees of up to 0.25% of each of the Fund's net assets out of its management fee. See "Service and Distribution Plans."
4 The Other Expenses and Total Fund Operating Expenses in the table reflect voluntary undertakings by the Adviser to bear expenses of each of the Funds and/or waive its fees to the extent necessary to limit Total Fund Operating Expenses to 0.78% for the Short Fund, to 0.88% for each of the Intermediate Fund and U.S. Equity Market Plus Fund, to 1.48% for the Financial Services Fund, and to 0.98% for each of the High Yield Bond Fund, Asian/Pacific Equity Market Fund, and European Equity Market Fund through August 1, 1999. Absent the expense limitations, Other Expenses and Total Fund Operating Expenses for the past fiscal year would have been 0.30% and 1.00% for the Short Fund, 0.43% and 1.13% for the Intermediate Fund, 0.53% and 1.23% for the U.S. Equity Market Plus Fund, and are estimated to be about 1.70% and 3.20% for the Financial Services Fund, and about 2.28% and 2.98% for each of the High Yield Bond Fund, Asian/Pacific Equity Market Fund, and European Equity Market Fund.

   The following examples illustrate the expenses that apply to a $1,000 investment in each Fund over various time periods assuming: (1) a 5% annual rate of return, and (2) no redemption
at   the   end   of   each   time  period.  Except  as  noted   in   the   table
above, the Funds charge no redemption fees. The $16 annual maintenance fee payable on accounts with current balances of less than $2,000 is not included in these examples.

                       Short Duration Fund

             1 Year    3 Years    5 Years   10 Years

              $8        $26         $45       $99


   Intermediate Duration Fund and U.S. Equity Market Plus Fund

             1 Year    3 Years    5 Years   10 Years

              $9        $29         $50      $111


    High Yield Bond Fund, Asian/Pacific Equity Market Fund, and
                     European Equity Market Fund

             1 Year    3 Years    5 Years   10 Years

             $10        $32         $56      $123


                     Financial Services Fund

             1 Year    3 Years    5 Years   10 Years

             $16        $48         $83      $182


These examples are based on the annual operating expenses shown above and should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. The annual rate of return may be more or less than 5%.

   The Funds may be recommended to investors by registered investment advisers. Such advisers customarily impose fees that
would   be   in   addition   to  any  fees  and  expenses   presented   in   the
above table. Certain broker-dealers may also charge a fee for purchase or redemption of shares through their network. Neither the Funds nor the Adviser exercise any control over such advisory or broker-dealer fees and may not be informed of the level of such fees.
                               SHORT DURATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1998, and are part of the Short Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Short Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon, which appear in the Statement of Additional Information for the Smith Breeden Series Fund.

                         Year Ended   Year Ended    Year Ended    Year Ended    Year Ended    Period Ended
                          March 31,    March 31,     March 31,     March 31,     March 31,     March 31,
                            1998         1997          1996          1995          1994          1993
Net Asset Value,         $9.83        $9.74         $9.90         $9.90         $10.00        $10.00
Beginning of Period....
Income From Investment
Operations
Net investment           0.484        0.476         0.621         0.628         0.432         0.552
income.................
 .............
Net realized and
unrealized gain (loss)   0.114        0.146         (0.148)       --            (0.070)       0.002
on
investments............
 .......................
 ..........
Total from investment    0.598        0.622         0.473         0.628         0.362         0.554
operations..........
Less Distributions
Dividends from net       (0.508)      (0.476)       (0.621)       (0.628)       (0.462)       (0.554)
investment income.....
Dividends in excess of
net investment           --           (0.056)       (0.012)       --            --            --
income.................
 .......................
 ............
Total                    (0.508)      (0.532)       (0.633)       (0.628)       (0.462)       (0.554)
Distributions..........
 .......................
 ..
Net Asset Value, End of  $9.92        $9.83         $9.74         $9.90         $9.90         $10.00
Period...............
Total                    6.24%        6.57%         4.95%         6.58%         3.67%         5.67%
Return.................
 .......................
 .....
Ratios/Supplemental
Data
Net assets, end of       $78,427,855  $118,988,609  $221,825,136  $218,431,665  $218,167,491  $48,531,206
period.................
 ...........
Ratio of expenses to
average net assets
  Before expense         1.00%        0.93%         0.93%         0.92%         1.00%         2.58%
limitation.............
 ......
  After expense          0.78%        0.78%         0.78%         0.78%         0.78%         0.78%
limitation.............
 ........
Ratio of net income to
average net assets
  Before expense         5.06%        4.90%         6.13%         6.18%         3.95%         2.73%
limitation.............
 ......
  After expense          5.28%        5.04%         6.29%         6.33%         4.17%         4.53%
limitation.............
 ........
Portfolio turnover       626%         556%          225%          47%           112%          3%
rate...................
 ............

<F1>
Additional performance information is presented in the Short Fund's Annual Report, which is available without charge upon request.

                           INTERMEDIATE DURATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1998, and are part of the Intermediate Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Intermediate Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon, which appear in the Statement of Additional Information for the Smith Breeden Series Fund.

                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                           March 31,    March 31,    March 31,    March 31,    March 31,    March 31,
                             1998         1997         1996         1995         1994         1993
Net Asset Value,          $9.73        $10.01       $9.83        $10.01       $10.62      $10.00
Beginning of Period....
Income From Investment
Operations
Net investment            0.590        0.599        0.660        0.664        1.050       0.826
income.................
 .............
Net realized and
unrealized gain (loss)    0.419        (0.024)      0.277        (0.049)      (0.601)     0.621
on
investments............
 .......................
 ..........
Total from investment     1.009        0.575        0.937        0.615        0.449       1.447
operations..........
Less Distributions
Dividends from net        (0.561)      (0.604)      (0.656)      (0.664)      (1.044)     (0.826)
investment income.....
Dividends in excess of
net investment            ----         ----         ----         (0.108)      ----        --
income.................
 .......................
 ............
Distributions from net
realized gains on         (0.178)      (0.251)      (0.101)      --           (0.015)     --
investments............
 .......................
 .........
Distributions in excess
of net realized gains       --         --           --           (0.022)      --          --
on
investments............
 ..................
Total                     (0.739)      (0.855)      (0.757)      (0.794)      (1.059)     (0.826)
Distributions..........
 .......................
 ..
Net Asset Value, End of   $10.00       $9.73        $10.01       $9.83        $10.01      $10.62
Period...............
Total                     10.65%       5.92%        9.69%        6.10%        4.11%       14.93%
Return.................
 .......................
 .....
Ratios/Supplemental
Data
Net assets, end of        $38,641,879  $37,735,525  $36,446,940  $34,797,496  $6,779,666  $2,923,913
period.................
 ...........
Ratio of expenses to
average net assets
  Before expense          1.13%        1.16%        1.14%        2.33%        2.34%       17.52%
limitation.............
 ......
  After expense           0.88%        0.88%        0.90%        0.90%        0.90%       0.82%
limitation.............
 ........
Ratio of net income to
average net assets
  Before expense          5.36%        5.92%        6.26%        4.77%        6.30%       (8.52%)
limitation.............
 ......
  After expense           5.61%        6.19%        6.49%        6.20%        7.74%       8.18%
limitation.............
 ........
Portfolio turnover        583%         409%         193%         557%         84%         42%
rate...................
 ............

<FN1>
Additional performance information is presented in the Intermediate Fund's Annual Report, which is available without charge upon request.

                          U.S. EQUITY MARKET PLUS FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from June 30, 1992, the date the Fund commenced operations, through March 31, 1998, and are part of the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon, which appear in the Statement of Additional Information for the Smith Breeden Trust.

                         Year Ended    Year Ended   Year Ended  Year Ended   Year Ended  Period Ended
                          March 31,     March 31,    March 31,   March 31,    March 31,    March 31,
                            1998          1997         1996        1995         1994         1993
Net Asset Value,         $12.56        $12.27       $10.84      $9.88        $10.85      $10.00
Beginning of Period....
Income From Investment
Operations
Net investment           0.591         0.592        0.615       0.568        0.476       0.355
income.................
 .............
Net realized and
unrealized gain (loss)   4.940         1.813        2.768       1.081        (0.216)     1.281
on
investments............
 .......................
 .........
Total from investment    5.531         2.405        3.383       1.649        0.260       1.636
operations..........
Less Distributions
Dividends from net       (0.586)       (0.590)      (0.583)     (0.568)      (0.472)     (0.311)
investment income.....
Dividends in excess of
net investment               --          --           --        (0.001)        --          --
income.................
 .......................
 ............
Distributions from net
realized gains on        (0.645)       (1.525)      (1.370)     (0.047)      (0.701)     (0.420)
investments............
 .......................
 .........
Distributions in excess
of net realized gains         --         --           --        (0.073)      (0.057)     (0.055)
on
investments............
 ..................
Total                    (1.231)       (2.115)      (1.953)     (0.689)      (1.230)     (0.786)
Distributions..........
 .......................
 ..
Net Asset Value, End of  $16.86        $12.56       $12.27      $10.84       $9.88       $10.85
Period...............
Total                    45.71%        21.41%       32.30%      17.18%       2.19%       16.52%
Return.................
 .......................
 .....
Ratios/Supplemental
Data
Net assets, end of       $136,667,439  $13,507,377  $4,766,534  $2,107,346   $1,760,519  $903,846
period.................
 ...........
Ratio of expenses to
average net assets
  Before expense         1.23%         2.60%        4.58%       7.75%        7.08%       28.48%*
limitation.............
 ......
  After expense          0.88%         0.88%        0.90%       0.90%        0.90%       0.57%*
limitation.............
 ........
Ratio of net income to
average net assets
  Before expense         4.44%         3.58%        1.85%       0.59%        1.84%       (22.63%)*
limitation.............
 ......
  After expense          4.79%         5.30%        5.53%       7.44%        8.02%       5.28%*
limitation.............
 ........
Portfolio turnover       424%          182%         107%        120%         119%        271%
rate...................
 ............

<F1>
* Annualized
Additional performance information is presented in the Fund's Annual Report, which is available without charge upon request.

                             FINANCIAL SERVICES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the period from December 22, 1997, the date the Fund commenced operations, through March 31, 1998, and are part of the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Fund's most recent audited financial statements and the report of Deloitte & Touche LLP thereon, which appear in the Statement of Additional Information for the Smith Breeden Trust.

                                                                  Period Ended
                                                                 March 31, 1998
Net Asset Value, Beginning of                                          $9.00
Period...............................................................
 .....................................................................
 .....
Income From Investment Operations
Net investment                                                          0.017
income...............................................................
 .....................................................................
 ..............................
Net realized and unrealized gain (loss) on                              1.043
investments..........................................................
 .......................................................
Total from investment                                                   1.060
operations...........................................................
 .....................................................................
 ..............
Less Distributions
Dividends from net investment                                             --
income...............................................................
 .....................................................................
 .....
Dividends in excess of net investment                                     --
income...............................................................
 ...............................................................
Distributions from net realized gains on                                  --
investments..........................................................
 ..........................................................
Distributions in excess of net realized gains on                          --
investments..........................................................
 ...............................................
Total                                                                     --
Distributions........................................................
 .....................................................................
 ..........................................
Net Asset Value, End of                                               $10.06
Period...............................................................
 .....................................................................
 ...............
Total                                                                  11.78%
Return...............................................................
 .....................................................................
 .............................................
Ratios/Supplemental Data
Net assets, end of
period.............................................................$7,316,716
 .....................................................................
 ............................
Ratio of expenses to average net assets
  Before expense                                                        3.20%*
limitation...........................................................
 .....................................................................
 .......................
  After expense                                                         1.48%*
limitation...........................................................
 .....................................................................
 .........................
Ratio of net income to average net assets
  Before expense                                                       -0.92%*
limitation...........................................................
 .....................................................................
 .......................
  After expense                                                         0.79%*
limitation...........................................................
 .....................................................................
 .........................
Portfolio turnover                                                     85%
rate.................................................................
 .....................................................................
 ..............................
Average commission paid per                                            $0.09
share................................................................
 .....................................................................
 .......
* Annualized

Additional performance information is presented in the Fund's Annual Report, which is available without charge upon request.
                   SMITH BREEDEN MUTUAL FUNDS

   The    Short   and   Intermediate   Funds   are   series   of    the    Smith
Breeden   Series   Fund   (the   "Series   Fund"),   an   open-end   diversified
management investment company. The High Yield Bond, U.S. Equity Market Plus, Asian/Pacific Equity Market, European Equity Market,
and Financial Services Funds are series of the Smith Breeden Trust (the "Trust"), an open-end diversified management investment company.

Smith Breeden Associates, Inc. ("Smith Breeden" or the "Adviser") acts as investment adviser to the Funds. Smith Breeden is a money management and consulting firm founded in 1982 whose clients include pension funds, financial institutions, corporations, government entities and charitable foundations.


    INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS

Each    of    the    Funds   has   a   different   investment   objective    and
different   investment   policies,   and   is   designed   to   meet   different
investment needs.

   The investment objectives   and   certain   investment   policies   of   the
Short    and   Intermediate   Funds   are   fundamental   and   may    not    be
changed without a vote of shareholders of the relevant Fund. The investment objectives of the High Yield Bond, U.S. Equity Market Plus, Asian/Pacific Equity Market, European Equity Market, and Financial Services Funds are not fundamental.

   Since shares of each   Fund   represent  an   investment   in   securities
with fluctuating market prices, the net asset value per share of each Fund will vary as the aggregate value of a Fund's investments increases or decreases. Due to the risks inherent in
all   investments,   there  can  be  no  assurance  that   the   objectives   of
the Funds will be met. The descriptions that follow are designed to help you choose the Fund or combination of Funds that best fits your investment objectives.

   Short and Intermediate Funds

   The Short Fund's investment objective is to provide investors with a high level of current income, consistent with a low volatility of net asset value. Under normal circumstances the Short Fund will seek to achieve an interest-rate risk or option-adjusted duration (See "Other Investment Practices and Risk
Considerations    -    Adjusting   Investment    and    Interest    Rate    Risk
Exposure") similar to that of a six-month U.S. Treasury security on a constant maturity basis. However, the Short Fund expects that, under normal circumstances, the dollar-weighted average life (or period until the next reset date) of its portfolio securities will be longer than six months, sometimes significantly longer. There is no assurance that the Short Fund will be able to maintain a low volatility of net asset value.

The Adviser believes that by investing in mortgage securities from a variety of market sectors on a selective basis and adjusting the overall option-adjusted duration of the portfolio to approximate that of a six-month U.S. Treasury security, the 11
Short   Fund   will   achieve  a  more  consistent   and   less   volatile   net
asset   value   than   is   characteristic   of   mutual   funds   that   invest
primarily in mortgage securities paying a fixed rate of interest or those that invest exclusively in adjustable-rate mortgage securities. The securities in which the Short Fund may invest may not yield as high a level of income as other securities in which other funds may invest. However, such higher yielding securities may be more volatile and may be issued by less creditworthy entities.

   The Intermediate Fund's investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities. The major market indices for mortgage-backed securities currently include, but are not limited to, the Salomon Brothers Mortgage Index and the Lehman Brothers Mortgage Index. These indices include all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. Total return is the change in value of the investment, assuming reinvestment of all distributions. Under normal circumstances, the Intermediate Fund will seek to achieve an interest-rate risk or option-adjusted duration (see "Other Investment, Practices and Risk Considerations") similar to that
of     a    portfolio    that    invests    exclusively    in    mortgage-backed
securities, as weighted in the major market indices. The duration, or interest-rate risk, of these indices is believed by the Adviser to be similar to that of intermediate-term U.S. Treasury Notes, and typically will range between three and five years. (However, the Intermediate Fund expects that, under normal circumstances, the dollar-weighted average life (or period until the next reset date) of its portfolio securities will be more than five years, sometimes significantly longer.) When market interest rates decline, the value of a portfolio invested in intermediate-term fixed-rate obligations can be expected to rise. Conversely, when market interest rates rise, the value of a portfolio invested in intermediate-term fixed-rate obligations can be expected to fall. There is no assurance that the
Intermediate Fund will be able to maintain a total return in excess of the total return of major market indices for mortgage-
backed securities, or that it will match the interest rate risk of a portfolio investing exclusively in these securities.

   The Short and    Intermediate   Funds   will   seek    their    investment
objective by investing, under normal circumstances, at least 70% of their total assets in U.S. Government Securities. It is anticipated that the Funds will invest primarily in mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. The Funds will also invest in fixed-rate and adjustable-rate mortgage-backed securities issued by non-governmental issuers. Each Fund may hold a portion of its assets in money market instruments and in time and savings deposits (including fixed-rate or adjustable certificates of deposit) in commercial banks or institutions whose accounts are insured by the Federal Deposit Insurance Corporation.

As    a   matter   of   fundamental   policy,   the   Short   and   Intermediate
Funds    will    limit    purchases   to   securities   from    the    following
classes of assets:

1.Securities     issued     directly    or    guaranteed     by     the     U.S.
  Government or its agencies or instrumentalities;

2.Mortgage-Backed    Securities    rated    AAA    by    Standard    &    Poor's
  Corporation    (S&P)   or   Aaa   by   Moody's   Investors    Service,    Inc.
  ("Moody's)   or   unrated   but   deemed  of   equivalent   quality   by   the
  Adviser;

3.Securities    fully   collateralized   by   assets   in    either    of    the
  above classes;

4.Assets    which    would   qualify   as   liquidity   items   under    federal
  regulations     if    held    by    a    commercial    bank     or     savings
  institution; and

5.Hedge   instruments,   which   may  only   be   used   for   risk   management
  purposes. Any securities described in the "Hedging" section and any stripped Mortgage-Backed Securities may only be used for risk management purposes.

   The Federal regulations   referred  to   in   Item   4   may   change   from
time to time.

   High Yield Bond Fund

   The   High   Yield   Bond   Fund   seeks  high  current   income and capital
appreciation.     The   Fund   invests   primarily   in   lower    rated    debt
securities   commonly   referred   to   as   "junk   bonds."    The   Fund   may
also invest in unrated securities. There is no limit on the acceptable rating of securities bought by the Fund. See the Appendix for an explanation of credit ratings.

   At   least   65%   of   the  Fund's  total  assets  will   be   invested   in
these high yield debt securities rated below investment grade by national rating agencies such as S&P and Moody's (or unrated securities of comparable credit quality and similarly rated (or unrated) convertible securities). Investment in such securities is considered speculative. Investors should expect greater fluctuations in share price, yield and total return than compared with less aggressive bond funds and the Smith Breeden Short and Intermediate Funds.

   The value of   the   High   Yield  Bond  Fund's   fixed-income   investments
will    fluctuate    with   changes   in   interest   rates.    When    interest
rates   go   up,   the   prices   of  debt  securities   generally   fall,   and
conversely   when   interest   rates  fall,  the  value   of   debt   securities
increases. This interest rate risk will generally not be hedged in the High Yield Bond Fund, and the Fund's duration will not be managed to any specific target. In addition to interest rate risk, the Fund's investments are subject to other risks. Lower rated securities, while usually offering higher yields, generally have more risk and volatility because of reduced creditworthiness
and   greater   chance   of  default.   Issuers  of   high   yield   bonds   are
typically    in   weak   financial   health   and   their   ability    to    pay
interest   and   principal   is  uncertain.  High   yield   bond   markets   may
react   strongly   to  adverse  news  about  an  issuer  or  the   economy,   or
the perception or expectation of adverse news. High yield bonds also present certain risks based on payment expectations. For
example    high    yield    bonds    may    contain    redemption    and    call
provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. The manager may use options to mitigate the prepayment risk but such a strategy may not be
successful.       See     "Other     Investment     Practices      and      Risk
Considerations" for a more detailed discussion of the risks associated with the use of options.

   The market for high   yield  bonds  may  be  thinner   and   less   active
than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information is available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the High Yield Bond Fund's ability to dispose of these securities.

   To the extent   the   Fund   invests  in  foreign  securities,   performance
will also depend on changes in foreign currency values, differing political and regulatory environments and overall economic factors in the foreign country where the Fund invests. The Fund may also invest 35% of its total assets in equity securities, namely common or preferred stock and warrants, of U.S. and foreign companies. To the extent the Fund invests in stocks, the value of these equity investments will fluctuate day to day with movements in the stock market, as well as in response to the activities of individual companies.

   The Fund  may   also   use   options,   future   contracts,   options    on
futures contracts and swaps to increase or decrease its exposure to changing security prices, interest or currency exchange rates, or other factors that affect security values. The risks associated with such financial instruments are explained more fully in the section of this prospectus entitled "Other Investment Practices and Risk Considerations."

   The success of  a   strategy   of   investment   in   high-yielding   bonds
depends   on   the   Adviser's   skills,   including   credit   analysis.     In
selecting securities, Smith Breeden will consider industries or individual companies that have stable or improving fundamental characteristics. In selecting securities, the manager will evaluate the issuer's credit and market risk in relationship to the securities' expected rate of return.

   U.S.    Equity    Market    Plus    Fund,   Asian/Pacific    Equity    Market
Fund, European Equity Market Fund

   The U.S. Equity Market Plus Fund seeks to provide a total return exceeding the S&P 500 Index without additional equity market risk. The Asian/Pacific Equity Market Fund seeks capital appreciation through investments in financial instruments related to the major equity markets of Asia and the Pacific region. The European Equity Market Fund seeks capital appreciation through 14
investments in securities related to the major equity markets of Europe. None of the funds invest principally in the common stocks of the regions or indices whose returns they are targeting. Instead each Fund uses futures, options, and swaps to maintain their equity exposure in their respective markets. The Asian/Pacific Equity Market and European Equity Market Funds may
also employ futures and forwards on the currency markets of their respective regions to maintain the relevant market exposure.

   When futures contracts are purchased, only a small percentage of the notional value of the contract must be posted as margin. (This percentage is as low as 5% for contracts traded in U.S.
markets    (which    may    include   certain    contracts    on    Asian    and
European   indices   which  are  traded  in  the  U.S.),   is   about   15%   in
Asia,   and   between   6%  to  8%  on  European  exchanges.)   No   margin   is
generally required when entering into a swap or option contract. Each of the U.S. Equity Market Plus, Asian/Pacific Equity Market, and European Equity Market Funds therefore commits only a small percentage of its net assets to purchasing the instruments which it uses to capture its equity market risk. With its remaining cash, each Fund will invest in a low duration fixed income strategy substantially similar to that of the Short Fund. Each Fund invests in fixed-income securities and uses related hedging techniques such as interest rate futures, options, floors, caps and swaps to reduce the interest-rate risk of its fixed-income
securities    to    less   than   two   years.   The   Funds'    fixed    income
securities will consist primarily of U.S. Government Securities, including U.S. Agency mortgage-backed securities, but may also include corporate debt securities, and mortgage-backed and other asset-backed securities of non-governmental issuers. The Funds may also engage in loans of portfolio securities, dollar rolls, and reverse repurchase agreements to enhance income and total return. With these fixed-income related investments, each Fund seeks to generate income and gains exceeding the total operating costs of the Fund. The operating costs of the Funds include the transaction and financing costs of entering into the futures, options and swap contracts used to replicate the respective stock market returns. Thus, whether a Fund's total return equals or exceeds the performance of the index or market it targets (the S&P 500 index in the case of the U.S. Equity Market Plus Fund, the Asia/Pacific region in the case of the Asian/Pacific Equity Market Fund, the European region in the case of the European
Equity   Market   Fund)   depends   largely  on   whether   the   total   return
on the Fund's fixed-income portfolio equals or exceeds the Fund's total operating expenses. Other factors which will impact the success of the Funds' strategies relate to how well the returns of the futures, swaps and options chosen by the Adviser as the Fund's investments correlate to the markets tracked, as described below and in "Other Investment Practices and Risk Considerations." Each Fund has also applied for an exemptive order with the SEC which would permit the Fund to invest in the Short Fund for purposes of pursuing its short duration fixed
income   strategy.    There   is  no  assurance  that   such   an   order   will
be granted.

   When futures contracts and/or  swap  contracts   are,   in   the   judgment
of   the   Adviser,   overpriced  relative  to  the   common   stocks   of   the
index or market being tracked, a Fund may invest directly in the common stocks represented by the index or in the region being 15
tracked. The Fund will not own all issues, but will attempt to purchase a basket of common stocks which the Adviser expects will, on average, match movements in the index or market being tracked. Subject to limits on the Fund's investments in other investment companies, a Fund may also invest in other mutual funds. To the extent that the Fund purchases interests in other investment companies, shareholders of the Fund may be subject to
a    layering    of    expenses   because   they   may   indirectly    bear    a
proportionate share of the expenses of such investment companies (including advisory fees) in addition to bearing the direct expenses of the Fund in which they have invested.

   Each Fund's opportunity for gain or loss may be greater than if the Fund invested directly in the stocks represented by the relevant market or index because the notional value of the financial instruments utilized may not match exactly a Fund's net assets. For example, in the U.S. Equity Market Plus Fund, the total net notional amount of the Fund's equity swap contracts, S&P 500 Index futures contracts, plus the market value of any common stocks owned may be more or less than the Fund's total net assets. (Under normal market conditions, each Fund expects that such variations in its exposure to the relevant index or regions
will   be   up   to  5%  more  or  less  than  the  Fund's  net  assets.)    For
the Asian/Pacific Equity Market and European Equity Market Funds, there are no futures traded which match exactly the stock market capitalization of the Asian/Pacific or European regions. As a result, the Asian/Pacific Equity Market and European Equity Market Funds will utilize a composite of the futures traded in
these   regions.   Futures  contracts  may  not  be  available   to   trade   in
all   countries   making  up  a  region,  or  a  Fund  may  not   be   able   to
match exactly the weighting of a country's market capitalization in a region due to size limitations on the notional amount of the futures being purchased. Due to the lower correlation of the selected country or region futures with the return of the region in total, this circumstance may magnify the "tracking error" of a Fund's performance.

   In addition to the risks described above, the U.S Equity Market Plus, Asian/Pacific Equity Market Fund, and European Equity Market Funds are all subject to market risk, the possibility that the stocks underlying the equity markets whose returns the Funds are tracking will decline in price over short or long periods. Both U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

   The manner in which the U.S. Equity Market Plus, Asian/Pacific Equity Market, and European Equity Market Funds achieve their exposure to the equity markets will have the effect of accelerating each Fund's recognition of gain.

   The Asian/Pacific Equity Market and European Equity Market Funds invest in foreign markets which can be as, if not more volatile, than U.S. markets. Investment abroad is also influenced by currency risk. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of a Fund's foreign securities. Although the Funds will enter into currency futures and forwards to maintain the same currency exposure as the markets in which they 16
invest, there is no guarantee that the use of such techniques will be successful. (The risks associated with the use of futures and forwards is explained generally in "Other Investment Practices and Risk Considerations" and in the Statement of
Additional Information of the Smith Breeden Trust.) Other risks and considerations relate to the higher transaction costs of trading in foreign securities; lower liquidity which may result in greater price volatility; the possibility of expropriation or confiscatory taxation; adverse change in investment or exchange control regulation; difficulty in obtaining a judgement from a foreign court; political instability; and potential restrictions on the flow of international capital.

Financial Services Fund

   The    Financial    Services   Fund   seeks    capital    appreciation.    To
pursue   this   goal,  the  fund  will  invest  at  least  65%  of   its   total
assets in U.S. and foreign financial services companies. These include banks, thrifts, finance and leasing companies, brokerage, investment banking and advisory firms, real estate related firms and insurance companies. The Fund will generally invest in common stock and in other equity securities such as preferred stock and warrants. The Fund may also engage in other investment practices. See "Other Investment Practices and Risk Considerations."

Because the Financial Services Fund invests in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Changing interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks. The Fund may buy or sell interest rate futures and options to attempt to mitigate the effect of changing interest rates upon the portfolio. However, the use of interest rate futures in such a strategy involves the risk that the price movements of the hedging instrument will not accurately reflect price movements in the securities, so that the hedge will not be fully effective or may result in losses.

   The Fund may also buy or sell  stock  index  futures  or   options   on
such indices to adjust the risk and return characteristics of the Fund's stock portfolio. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, the use of stock index futures could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may also increase the volatility of the Fund relative to the financial services sector of the stock market. See also "Other Investment Practices and Risk Considerations" and the Statement of Additional Information of the Smith Breeden Trust for a discussion of the use of financial futures and options and their risks.

   Financial services companies are subject to   extensive    government
regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they charge. Profitability is largely dependent upon the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers can negatively affect the industry. Insurance companies may be 17
subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly harm the financial services sector and the Fund.

   The Fund may   purchase   securities   of   foreign   financial   services
companies,    which    are    subject    to    additional    risks.     Currency
fluctuations   can   adversely   affect  the   returns   on   investments   held
in foreign corporations. Other risks relate to the fact that differences exist in accounting, auditing and financial reporting standards. Political developments may also have an adverse impact. There is also the possibility of changes in investment or exchange control regulations, restrictions on the flow of international capital, and difficulties in pursuing legal remedies against issuers. The Fund will primarily invest in foreign financial securities through American Depository Receipts
("ADRs")   which   represent   shares  of  a   foreign   corporation   held   by
a U.S. bank that entitles the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are still subject to the risks associated with foreign investment generally described above. The
Financial Services Fund may hedge against fluctuations in foreign exchange rates by entering into foreign currency forward and futures contracts. For more discussion of these contracts and their risks, see "Other Investment Practices and Risk Considerations" and the Statement of Additional Information of the Smith Breeden Trust.

Under   regulations   imposed   by   the  Investment   Company   Act   of   1940
and its rules (the "1940 Act"), the Fund may not purchase more than 10% of the securities of any domestic or foreign insurance company. The Fund may also not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities, unless such investment is limited to not more than 5%
of   the   equity   securities  or  10%  of  the   debt   securities   of   such
company, and such investment represents not more than 5% of the net assets of the Fund.

The   Financial   Services   Fund  intends  to  be  a   diversified   fund,   as
defined   under   the  1940  Act,  and  as  such,  with  respect   to   75%   of
its assets, will not invest more than 5% of its assets in any single issuer, and such 5% holding cannot represent more than a 10% voting interest in the acquired company.

   Characteristics and Risks of   the   Securities   in   which   the   Funds
May Invest

   Subject to the percentage  limitations  on  investment   to   which   each
Fund   is   subject   based   on   their  investment   objective,   and   unless
stated   otherwise,   each   of  the  Funds  may   invest   in   the   following
types of securities.

U.S.    Government    Securities.   The   U.S.    Government    Securities    in
which the Funds may invest include U.S. Treasury Bills, Notes, Bonds, discount notes and other debt securities issued by the U.S. Treasury, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including, but not 18
limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). (Other U.S. Government agencies or instrumentalities include Federal Home Loan Banks, Bank for Cooperatives, Farm Credit Banks, Tennessee Valley Authority, Federal Financing Bank, Small Business Administration, and Federal Agricultural Mortgage Corporation.) Mortgage-backed securities are explained more fully below.

   Corporate Debt Securities.  All  of  the   Funds,   with   the   exception
of the Short and Intermediate Funds, may invest in corporate debt securities. Corporate Debt Securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity,
market    perception   of   the   credit-worthiness   of    the    issuer    and
general market liquidity. Debt securities issued by smaller and medium sized issuers may be less actively traded than those of
larger   issuers   and   may   experience   greater   fluctuations   in   price.
Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and therefore be more susceptible to adverse market conditions than larger issuers.

   Convertible Securities.  All of  the  Funds,   with   the   exception   of
the Short and Intermediate Funds, may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is
converted.       Convertibles      have      several      unique      investment
characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of
fluctuation   in   value   than   the   underlying   stock   since   they   have
fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying securities increases.

   Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are collateralized by and payable from, mortgage loans secured by real property. The term "mortgage-backed securities," as used herein, includes adjustable-
rate mortgage securities, fixed-rate mortgage securities, and derivative mortgage products such as collateralized mortgage
obligations,       including      residuals,      stripped       mortgage-backed
securities and other instruments. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, but are not limited to, pools of automobile loans, educational loans and credit card receivables. These securities are described in detail below and in the Statement of Additional Information.

   There are currently    three    basic    types    of     mortgage-backed
securities:   (i)   those   issued  or  guaranteed  by   the   U.S.   Government
or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities 19
issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. Not all securities issued by the U.S. Government or its agencies are backed by the full faith and credit of the United States; some may be backed only by the
assets   of   the   particular   instrumentality   or   the   ability   of   the
agency to borrow.

The    Short   and   Intermediate   Funds   may   only   invest   in   mortgage-
backed securities issued by private originators of, or investors in, mortgage loans issued by private entities that are rated AAA by S&P or Aaa by Moody's Investors Service ("Moody's"), or, if
unrated, determined by the Adviser to be of comparable quality. The Short and Intermediate Funds will not pay any additional fees for credit support and will not invest in private mortgage pass-
through   securities   unless  they  are  rated   AAA   by   S&P   or   Aaa   by
Moody's,   or   are   unrated   but  deemed   to   be   of   comparable   credit
quality by the Adviser. In addition, the Short and Intermediate Funds will only purchase mortgage-backed securities which constitute "Mortgage Related Securities" for purposes of the Secondary Mortgage Market Enhancement Act of 1984.

The Funds will not purchase privately-issued mortgage-backed securities or Collateralized Mortgage Backed Obligations ("CMOs") collateralized by interests in whole mortgage loans (not
guaranteed   by   GNMA,   FNMA  or  FHLMC)  if  the  securities   of   any   one
issuer   would   exceed   10%   of   any  Fund's   assets   at   the   time   of
purchase. The Funds will not purchase privately-issued mortgage-backed securities or CMOs collateralized by U.S. Government agency mortgage-backed securities if the securities of any one issuer would exceed 20% of any Fund's assets at the time or purchase.

   The U.S. Equity Market Plus, European Equity Market and Asian/Pacific Equity Market Funds' investments in mortgage-backed and other asset-backed securities will be rated at least A by Moody's or S&P.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to their underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of mortgage-backed securities can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of mortgages which underlie securities purchased at a premium could result in capital losses
because   the   premium  may  not  have  been  fully  amortized  at   the   time
the obligation is prepaid. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature. In order to hedge against possible prepayment, the Funds may purchase certain options and options on futures contracts as described more fully in "Other Investment Practices and Risk Considerations" and the Statements of Additional Information.

   Adjustable-Rate Securities. Adjustable-rate securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable-rate securities are backed by pools of mortgage loans. The Short and Intermediate Funds will only invest in adjustable-rate securities backed by pools of mortgage loans ("ARMs"). The Fixed Income Segments of the U.S. Equity Market
Plus, Asian/Pacific Equity Market, and European Equity Market Funds may also invest in adjustable-rate securities backed by assets other than mortgage pools.

Although the rate adjustment feature may act as a buffer to reduce large changes in the value of adjustable-rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on adjustable-rate securities may lag changes in prevailing market interest rates.
Also, some adjustable-rate securities (or the underlying mortgages or other underlying loans or receivables) are subject
to   caps   or   floors  that  limit  the  maximum  change  in   interest   rate
during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable-rate securities are less likely than non-adjustable-rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Adjustable-rate securities are also subject to the prepayment risks associated generally with mortgage-backed securities.

   Credit Risk. While certain U.S. Government securities such as U.S. Treasury obligations and GNMAs are backed by the full faith and credit of the U.S. Government, other fixed-income securities in which the Funds may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the mortgagor or other borrower to meet its obligations. The Short and Intermediate Funds will seek to minimize this credit risk by investing in securities of the highest credit quality, while the U.S. Equity Market Plus, European Equity Market and Asian/Pacific Equity Market Funds will seek to minimize this risk of default by investing in securities of at least investment grade, except that its investment in mortgage-backed securities will be rated at least A. The High Yield Bond Fund will invest in securities of below investment grade.

   Debt obligations that are  deemed  investment   grade   carry   a   rating
of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating agency from another rating agency or, if not 21
rated   by   an   agency,   are   determined   by   the   Adviser   to   be   of
comparable   quality.    Bonds  rated  BBB  or  Baa  or   below   (and   unrated
bonds of comparable quality) have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity of the issuer to make interest and principal payments.

   Other Mortgage Backed   Securities   and   Fixed    Income    Investments.
The Funds may also invest in other types of mortgage-backed and fixed income securities including Collateralized Mortgage Obligations, Stripped Securities, and zero coupon bonds. These
types    of    securities,   including   their   risks,   are    described    in
detail   in   the   Statements   of  Additional   Information.   New   financial
instruments   and   securities   continue   to   be   developed.    The    Funds
may invest in any such instruments or variations to the extent consistent with their investment objectives and policies and applicable regulatory requirements.


       OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

   The Statement of Additional Information   for   each   Fund    contains
more     detailed     information     about     the     following     practices,
including limitations designed to reduce the related risks.

   Adjusting Investment and Interest Rate Risk Exposure. A Fund can use various techniques to increase or decrease its exposure to changing security prices and indices, currency exchange rates, interest rates or other factors that affect security value, or to employ temporary substitutes for anticipated future transactions.
These    techniques    include    buying   or    selling    financial    futures
contracts, purchasing call or put options, or selling covered call options on such futures or entering into currency exchange contracts or swap agreements. Any or all of these techniques may be used at one time, except that only the Asian/Pacific Equity Market, European Equity Market, and Financial Services Funds may enter into currency exchange futures, forward or swap contracts. Use of any particular transaction is a function of market conditions. There is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between
the    two    parties   are   generally   calculated   with   respect    to    a
"notional   amount",  i.e.,  the  return  on  or  increase   in   value   of   a
particular   dollar   amount   invested   at   a   particular   interest   rate,
in a particular foreign currency, or in a "basket" of securities representing a particular index. Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements are currently considered 22
illiquid   investments.  Moreover,  a  Fund  bears   the   risk   of   loss   of
the   amount   expected  to  be  received  under  a  swap   agreement   in   the
event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options and futures transactions involve costs and may result in losses. The losses from investing in futures transactions are potentially unlimited. In addition, the effective use of options and futures strategies depends on a Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. This ability to terminate positions when the
Adviser   deems   it  desirable  to  do  so  may  be  hindered   by   the   lack
of    a   liquid   secondary   market.   Although   a   Fund   will   take    an
options or futures contract position only if the Adviser believes there is a liquid secondary market for the option or futures contract, there is no assurance that a Fund will be able to
effect    closing   transactions   at   any   particular   time   or    at    an
acceptable price.

   The use of options and futures strategies also involves the risk of imperfect correlation between movements in the values of the securities underlying the futures and options purchased and sold by a Fund, of the option and futures contract itself, and of the securities which are the subject of a hedge. For example, a Fund bears the risk that prices of hedged securities will not move to the same degree as the hedging instrument, or that price movements in the hedging instrument will not accurately reflect price movements in the security underlying the hedging instrument. It is also possible for a Fund to incur a loss on both the hedged securities and the hedging instrument. In the case of the Funds other than the Financial Services and High Yield Bond Funds, this means that a Fund may not achieve, and may at times exceed, its targeted option-adjusted duration or the return of the market it tracks.

   Option-adjusted duration is a measure of the price sensitivity of a portfolio to changes in interest rates. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas option-
adjusted duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates. Each year of duration represents an approximate 1% change in price for a 1% change in interest rates. For example, if a bond fund has an average option-adjusted duration of three years, its price will fall approximately 3% when interest rates rise by one percentage point. Conversely, the bond fund's price will rise approximately 3% when interest rates 23
fall by one percentage point. In computing the duration of a Fund's portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of changes in interest rates on prepayments and coupon flows.

At   times,   a   Fund   may  sell  interest  rate  futures   in   a   different
dollar amount than the dollar amount of securities being hedged, depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration calculations by the Adviser. If the actual price movements of the securities and futures are inconsistent with the Adviser's estimates of their durations, the hedge may not be effective.

   A Fund will not maintain open  short  positions   in   interest   rate
futures   contracts   if,   in   the  aggregate,   the   value   of   the   open
positions (marked to market) exceeds the current market value of its fixed income securities portfolio plus or minus the unrealized gain or loss on these open positions, adjusted for the expected volatility relationship between the portfolio and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, a Fund will take prompt action to close out the appropriate number of open
contracts   to   bring   its  open  futures  position   into   compliance   with
this limitation.

The   Short   and  Intermediate  Funds  will  not  purchase  a   put   or   call
option on U.S. Government Securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its
total   assets   would   be   invested  in   such   options.   The   Short   and
Intermediate Funds will engage in OTC option transactions only with primary U.S. Government Securities dealers recognized by the Federal Reserve Bank of New York. The Short and Intermediate Funds will also not sell options which are not covered.

   In accordance with    regulations    established    by    the    Commodity
Futures Trading Commission, each Funds' aggregate initial margin and premiums on all futures and options contract positions not held for bona fide hedging purposes, will not exceed 5% of a Fund's net assets, after taking into account unrealized profits and losses on such contracts. In addition to margin deposits, when the Fund purchases a futures contract, it is required to maintain at all times liquid securities in a segregated account
with   its   Custodian,  in  an  amount  which,  together   with   the   initial
margin deposit on the futures contract, is equal to the current delivery or cash settlement value of the futures contract. The Funds' ability to engage in options and futures transactions and to sell related securities might also be limited by tax considerations and by certain regulatory requirements. See "Taxes" in the relevant Statement of Additional Information.

Securities       Lending,      Repurchase      Agreements      and       Forward
Commitments. The Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to the Funds if the other party should default on its obligations and a Fund is delayed in or prevented from recovering the collateral. None of the Funds will lend portfolio 24
securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the total asset value (including such loans). The Funds will only enter into repurchase agreements with or lend securities to (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided such banks or dealers meet the creditworthiness standards established by the Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Board of Trustees.

The   Funds   may   also   purchase  securities  for  future   delivery,   which
may   increase   overall   investment  exposure   and   involves   a   risk   of
loss if the value of the securities declines prior to the settlement date. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of liquid securities equal to at least 100% of the value of the when-issued or forward commitment securities will be established and maintained with the Funds' custodian. Subject to this requirement, the Funds may purchase securities on such basis without limit. Settlements in the ordinary course, which may be substantially more than three business days for mortgage-backed securities, are not treated as when-issued or forward commitment transactions, and are not subject to the foregoing limitations, although some of the risks described above may exist.

Reverse Repurchase Agreements, Dollar Roll Agreements and Borrowing. The Funds may enter into reverse repurchase agreements or dollar roll agreements with commercial banks and registered broker-dealers in amounts up to 33 1/3% of their assets. The
Short and Intermediate Funds may only enter into these transactions with commercial banks and registered broker-dealers which are also Qualified Institutions. The Statement of Additional Information for each Trust contains a more detailed explanation of these practices. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund and require segregation of assets with a Fund's custodian in an amount equal to the Fund's obligations pending completion of such transactions. Each Fund may also borrow money from banks in an amount up to 33 1/3% of a Fund's total assets to realize investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. Borrowing from banks usually involves certain transaction and ongoing costs and may require a Fund to maintain minimum bank account balances. Use of these borrowing techniques to purchase securities is a speculative practice known as "leverage." Depending on whether the performance of the investments purchased with borrowed funds is sufficient to meet the costs of borrowing, a Fund's net asset value per share will increase or decrease, as the case may be, more rapidly than if the Fund did not employ leverage.

   Short Sales. The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. All of the Funds, except the Financial
Services   and   High   Yield   Bond  Funds,   expect   to   engage   in   short
sales as a form of hedging in order to shorten the overall duration of the portfolio and maintain portfolio flexibility. The Financial Services and High Yield Bond Funds may make short sales 25
of securities to reduce the risk of the portfolio to the market or to increase return. While a short sale may act as effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses which can reduce the portfolio's total return.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon completion of the transaction. A Fund may have to pay a fee to borrow particular securities, and is often obligated to relinquish any payments received on such borrowed securities.

Until   a   Fund   replaces  a  borrowed  security,  it  will   maintain   daily
a segregated account with its custodian into which it will deposit liquid securities such that the amount deposited in the account plus any amount deposited with the broker as collateral will equal the current value of the security sold short. Depending on arrangements made with the broker, a Fund may not receive any payments (including interest) on collateral deposited with the broker. If the price of the security sold short increases between the time of the short sale and the time a Fund
replaces    the   borrowed   security,   the   Fund   will   incur    a    loss;
conversely, if the price declines, the Fund will realize a gain. Although a Fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.

A Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 25% of the
value   of   the   Fund's   total  net  assets.   A   Fund   may   also   effect
short sales where the Fund owns, or has the right to acquire at no additional cost, the identical security (a technique known as a short sale "against the box"). Such transactions might accelerate the recognition of gain. See "Taxes" in the relevant Statement of Additional Information.

Illiquid   Securities.   A   Fund   may  invest   up   to   15%   of   its   net
assets in illiquid securities. The term illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business. The SEC staff takes the position that this includes non-terminable repurchase agreements having maturities of more than seven days.

   The    High    Yield   Bond,   U.S.   Equity   Market   Plus,   Asian/Pacific
Equity Market, European Equity Market, and Financial Services Funds may invest in restricted securities, which represent securities that can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities
Act of 1933, or in registered public offering. Restricted securities deemed to be liquid under procedures established by the Board are not subject to the limitations on illiquid securities.

The determination of whether certain IO/PO Strips issued by the U.S. Government and backed by fixed-rate mortgages or any other securities in which a Fund desires to invest are liquid shall be
made   by   the   Adviser   under  guidelines  established   by   the   Trustees
in accordance with applicable pronouncements of the SEC. At present, all other IO/PO Strips, other residual interests of CMOs and OTC options are treated as illiquid securities. The SEC staff also currently takes the position that the interest rate swaps,
caps    and    floors    discussed    in   the    Statements    of    Additional
Information, as well as equity swap contracts and reverse equity swap contracts, are illiquid.

   Portfolio   Turnover.   The   Adviser   buys   and   sells   securities   for
a Fund whenever it believes it is appropriate to do so. The portfolio turnover rate for each Fund's previous fiscal periods is shown in the table under the heading "Financial Highlights". The Adviser expects that for the High Yield Bond, Asian/Pacific Equity Market and European Equity Market Funds, the portfolio turnover rate will not exceed 500% for the fiscal year.

   The portfolio turnover rates reported in the "Financial Highlights" for the Short, Intermediate, and U.S. Equity Market Plus Funds for the fiscal year ended March 31, 1998 were relatively high. In addition, the Adviser anticipates that the portfolio turnover rate for the High Yield Bond, Asian/Pacific Equity Market, and European Equity Market Funds will also be relatively high. Because of their relatively frequent trading,
the    funds    will   realize   taxable   capital   gains   frequently    which
must   be   distributed   yearly   to  shareholders.   To   the   extent   these
gains are short-term capital gains, such gains are generally taxed at ordinary income tax rates. If a shareholder holds an
investment    in    a   fund   in   something   other   than   a    tax-deferred
account (e.g. a retirement account), the payment of any taxes will impact a shareholder's net return from holding an investment in a Fund. Portfolio turnover also generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. However, the mortgage securities in which some of the Funds may invest are generally
traded   on   a   "net"   basis   with  dealers   acting   as   principals   for
their   own   account   without   a   stated   commission.    The   Funds   will
pay commissions in connection with options and future transactions and, for the High Yield Bond, U.S. Equity Market Plus, Asian/Pacific Equity Market, European Equity Market and Financial Services Funds, in relation to any purchase of common stocks or other equity securities.


                     MANAGEMENT OF THE FUNDS

Its   Board   of   Trustees  manages  the  business  affairs   of   the   Funds.
Each of the Funds has entered into an investment advisory agreement with Smith Breeden Associates, Inc., 100 Europa Drive, Chapel Hill, North Carolina, 27514 (the "Investment Advisory Agreements"). Pursuant to such investment advisory agreements, the Adviser furnishes continuous investment advisory services to each of the Funds.

Trustees and Officers

The following is a listing of the Trustees and officers of the Series Fund and Trust, the legal entities that have issued shares in the Funds. Unless otherwise indicated, all of the named 27
individuals   serve   in   their   capacities   for   both   the   Series   Fund
and Trust.

   Douglas T. Breeden*     Trustee and Chairman
                           Portfolio Manager, Financial Services Fund
                           Portfolio Manager, High Yield Bond Fund

Dr. Breeden, the Chairman of the Board of Smith Breeden Associates, co-founded the firm in 1982. In conjunction with
Michael J. Giarla and Robert B. Perry, he is responsible for the day-to-day operations of the Financial Services Fund, and in conjunction with David A. Tiberii, he is responsible for the day-to-day operations of the High Yield Bond Fund. Dr. Breeden has
served   on   business   school   faculties   at   Duke   University,   Stanford
University    and   the   University   of   Chicago,   and   as    a    visiting
professor at Yale University and at the Massachusetts Institute of Technology. He is the Editor of The Journal of Fixed Income. Dr. Breeden served as Associate Editor for five journals in financial economics, and was elected to the Board of Directors of the American Finance Association. He has published several well-
cited articles in finance and economics journals. He holds a Ph.D. in Finance from the Stanford University Graduate School of Business, and a B.S. in Management Science from the Massachusetts Institute of Technology. He serves as Chairman of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.

Michael J. Giarla*         Trustee and President
                           Portfolio Manager, Financial Services
Fund

Mr. Giarla is Chief Operating Officer, President and Director of Smith Breeden Associates. In conjunction with Douglas T. Breeden and Robert B. Perry, he is responsible for the day-to-day operations of the Financial Services Fund. He also serves as a Director of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana. Formerly Smith Breeden's Director of Research, he was involved in research and programming, particularly in the development and implementation of models to evaluate and hedge mortgage securities. He also consults with institutional clients and conducts special projects. Before joining Smith Breeden Associates, Mr. Giarla was a Summer Associate in Goldman Sachs & Company's Equity Strategy
Group in New York. Mr. Giarla has published a number of articles and book chapters regarding MBS investment, risk management and hedging. He served as an Associate Editor of The Journal of Fixed Income from 1991-1993. Mr. Giarla holds a Master of Business
Administration with Concentration in Finance from the Stanford University Graduate School of Business, where he was an Arjay
Miller Scholar. He earned a Bachelor of Arts in Statistics, summa cum laude, from Harvard University, where he was elected to Phi Beta Kappa and was a Harvard Club of Boston Scholar. Mr. Giarla is a Trustee of the Roxbury Latin School, West Roxbury, Massachusetts.

Stephen M. Schaefer        Trustee

Stephen M. Schaefer is the Tokai Bank Professor of Finance at the London Business School. Previously on the Faculty of the Graduate School of Business of Stanford University, he has also taught at the Universities of California (Berkeley), Chicago, British Columbia and Venice. His research interests focus on capital markets and financial regulation. He served on the editorial board of a number of professional journals including, currently, The Journal of Fixed Income, The Review of Derivative Research, and Ricerche Economiche. He consults for a number of leading financial institutions, including the Adviser, and is a former Independent Board Member of the Securities and Futures Authority of Great Britain.

Myron S. Scholes           Trustee

Myron S. Scholes is a Principal in the money management firm Long-Term Capital Management Co. (since 1993). He is the Frank E. Buck
Professor   of   Finance   Emeritus  at  the   Graduate   School   of   Business
at Stanford University (since 1983). He is a member of the Econometric Society. Professor Scholes was also a Managing Director and co-head of the fixed income derivatives group at
Salomon    Brothers   between   1991-1993.   Prior   to   coming   to   Stanford
University in 1983, Professor Scholes was the Edward Eagle Brown Professor of Finance at the Graduate School of Business, University of Chicago (1974-1983). He served as the Director of the University of Chicago's Center for Research in Security Prices from 1974-1980. Prior to coming to the University of
Chicago, Professor Scholes was first an Assistant Professor then an Associate Professor at the Sloan School of Management at M.I.T. from 1968 to 1973. He received his Ph.D. in 1969 from the
Graduate    School    of    Business,   University   of    Chicago.    He    has
honorary   Doctor   of   Law   degrees  from  the  University   of   Paris   and
McMaster University. He is a past president of the American Finance Association (1990).

Dr. Scholes has published numerous articles in academic journals and in professional volumes. He is most noted as the co-
originator of the Black-Scholes Options Pricing Model as described in the paper, "The Pricing of Options and Corporate
Liabilities,"   published   in   the  Journal   of   Political   Economy   (with
Fischer Black, May 1973), for which he was awarded the Nobel Prize in Economic Sciences in 1997. His other papers include such topics as risk-return relationships, the effects of dividend policy on stock prices, and the effects of taxes and tax policy on corporate decision making. His book with Mark Wolfson (Stanford University) Taxes and Business Strategy: A Planning Approach was published by Prentice Hall in 1991.

William F. Sharpe          Trustee

William F. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures, a procedure for estimating the style of an investment manager from its historic returns, and 29
the   Sharpe   ratio   for   measuring  investment   performance.   Dr.   Sharpe
has published articles in a number of professional journals. He has also written six books, including Portfolio Theory and Capital Markets, (McGraw-Hill, 1970), Asset Allocation Tools, (Scientific Press, 1987), Fundamentals of Investments (with
Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1993) and Investments (with Gordon J. Alexander and Jeffrey Bailey, Prentice-Hall, 1990). Dr. Sharpe is a past President of the American Finance Association. He also served as consultant to a number of corporations and investment organizations. He is Trustee of the Barr Rosenberg mutual funds, a director of Stanford Management Company and the Chairman of the Board of Financial Engines, a company providing electronic portfolio advice. He received the Nobel Prize in Economic Sciences in 1990.

Daniel C. Dektar           Vice President, Smith Breeden Series Fund
                           Portfolio Manager, Short and Intermediate Funds

Daniel C. Dektar is a Principal, Executive Vice President, Director of Portfolio Management, and Director of Smith Breeden
Associates. Mr. Dektar has been primarily responsible for the day-to-day management of the Short and Intermediate Funds since their commencement of operations in 1992. In December 1997, Timothy D. Rowe joined Mr. Dektar as Co-portfolio Manager of the Intermediate Fund, and shares responsibility for the day-to-day management of that Fund. As head of Smith Breeden Associates'
portfolio management group, Mr. Dektar is constantly in touch with developments on Wall Street. He serves as a liaison among the portfolio management, client service, and research groups to ensure accurate analysis and timely execution of portfolio management opportunities. Mr. Dektar consults with institutional clients in the areas of investments and risk management. He made several presentations on mortgage investments and risk management at seminars for institutional investors. Mr. Dektar was an
Associate    in    the   Mergers   and   Acquisitions   Group   of    Montgomery
Securities in San Francisco, California and a Financial Analyst in the Investment Banking Division of Morgan Stanley & Co., Incorporated, New York before joining Smith Breeden Associates. He holds a Master of Business Administration with Concentration in Finance from Stanford University Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Dektar received a Bachelor of Science in Business Administration, summa cum laude, from the University of California at Berkeley, where he was
University    of   California   Regent's   Scholar,   was   elected    to    Phi
Beta Kappa and Phi Eta Sigma, and won the White Award as the top student in finance.

Timothy D. Rowe            Vice President, Smith Breeden Series Fund
                           Portfolio Manager, Intermediate Fund

Timothy D. Rowe is a Principal, Director, and Vice President of Smith Breeden Associates. Mr. Rowe, in conjunction with Daniel C. Dektar, is responsible for the day-to-day management of the Intermediate Fund. Mr. Rowe is a senior portfolio manager working primarily with discretionary separate account clients. He
implements    investment    strategies   designed    to    generate    portfolio
returns superior to the broad investment grade and mortgage market indices. Mr. Rowe joined Smith Breeden in 1988. His prior experience includes three years as Assistant Economist at the Federal Reserve Bank of Richmond, Virginia. While at the Bank, he
co-edited the sixth edition of Instruments of the Money Market, and produced research papers for publication in the Bank's Economic Review magazine. He holds a Master of Business Administration with specialization in Finance from the University of Chicago Graduate School of Business, and a Bachelor of Arts in Economics and History from Duke University. He graduated from Duke magna cum laude, earned Class Honors and was a National Merit Scholar.

John B. Sprow              Vice President, Smith Breeden Trust
                           Portfolio Manager, U.S. Equity Market Plus Fund

   John B. Sprow    is   a   Principal,   Director   and    Executive    Vice
President    of    Smith    Breeden   Associates.    Mr.    Sprow    has    been
primarily   responsible   for   the   day-to-day   management   of   the    U.S.
Equity Market Plus Fund from the commencement of its operations in 1992. Mr. Sprow is a senior portfolio manager who works primarily with discretionary pension accounts. In addition to traditional mortgage accounts, he also manages S&P 500 indexed accounts. Prior to directly managing discretionary accounts, Mr. Sprow assisted in the development of the Adviser's models for pricing and hedging mortgage-related securities, risky commercial debt, and forecasting mortgage prepayment behavior. Mr. Sprow came to Smith Breeden Associates from the Fuqua School of Business, Duke University, where he was Research Assistant. Previously, Mr. Sprow was a Research Assistant to the Department Head of the Materials Science Department, Cornell University. He
received    a    Master   of   Business   Administration   with   Emphasis    in
Finance from the Fuqua School of Business, Duke University. Mr. Sprow holds a Bachelor of Science in Materials Science and
Engineering from Cornell University, where he was awarded the Carpenter Technology Scholarship three successive years.

Robert B. Perry            Vice President, Smith Breeden Trust
                           Portfolio Manager, Financial Services
Fund

   Robert   B.   Perry   is   a   Principal   at   Smith   Breeden   Associates,
providing hedging and investment advice to Smith Breeden's financial services clients. He is also responsible for calculating marked-to-market values and projected income of institutions, and assesses the effects of interest rate and economic changes. In conjunction with Douglas T. Breeden and Michael J. Giarla, Mr. Perry is responsible for the day-to-day operations of the Financial Services Fund. Prior to joining Smith Breeden, Mr. Perry served as an interest rate risk analyst for Centura Bank, and secretary to the Asset/Liability Management Committee. He has also served as a Director for Community First
Financial     Group,    a    multi-bank    holding    company     located     in
Indianapolis, Indiana. Mr. Perry earned his Bachelor of Arts in Business Administration from North Carolina State University.


   David A. Tiberii        Vice President, Smith Breeden Trust
                           Portfolio Manager, High Yield Bond Fund

   David   A.   Tiberii   is   an   Associate  at  Smith   Breeden   Associates.
In conjunction with Douglas T. Breeden, Mr. Tiberii is responsible for the day-to-day operations of the High Yield Bond
Fund.     Before    joining    Smith   Breeden    Associates,    he    was    an
engineering      consultant      specializing      in      operational       and
maintenance issues at nuclear power plants and a submarine officer in the US Navy. He received his Masters of Business Administration with a concentration in Finance from the Fuqua School of Business, Duke University, where he was a Fuqua
Scholar.    Mr.   Tiberii   holds  a  Bachelor  of  Arts   degree   in   Physics
from Holy Cross College and a Chief Nuclear Engineer certification from the US Navy.

   William F. Quinn        Vice President, Smith Breeden Trust
                           Portfolio Manager, Asian/Pacific Equity Market and
			   European Equity Market Funds

   William   F.   Quinn  is  an  Executive  Vice  President   and   a   Director
of Smith Breeden Associates. He is a Senior Portfolio Manager, a member of Smith Breeden's Portfolio Management Group (PMG), and the portfolio manager for several discretionary accounts. Mr.
Quinn   is   also   involved   in   the  formulation   and   implementation   of
investment and risk management policies and procedures as well as clients' strategic plans and business plans. He has completed a number of special projects for both institutional clients and government regulators regarding complex mortgage securities. Mr. Quinn is primarily responsible for the day-to-day operations of
the   Asian/Pacific   Equity   Market  and   European   Equity   Market   Funds.
Mr. Quinn joined Smith Breeden after completing his Masters of Science in Management with Concentrations in Finance, MIS and System Dynamics from the Sloan School of Management,
Massachusetts   Institute   of   Technology.    He   earned   a   Bachelor    of
Science   in   Management   Science   from  the   Massachusetts   Institute   of
Technology.

Marianthe S. Mewkill       Vice President, Secretary, Treasurer,
			   and Chief Accounting Officer

Marianthe S. Mewkill is a Principal, Vice President and Chief Financial Officer of Smith Breeden Associates. Ms. Mewkill handles financial reporting, budgeting, tax research and planning for the Smith Breeden Mutual Funds and for Smith Breeden Associates, Inc. She ensures compliance with agency regulations and administers the Adviser's internal trading and other policies. She was previously employed as a Controller for the Hunt Alternatives Fund, as an Associate at Goldman Sachs & Co., and as a Senior Auditor at Arthur Andersen & Co. She earned a Master of Business Administration with Concentrations in Finance and Accounting from New York University and graduated from
Wellesley College, magna cum laude with a Bachelor of Arts degree in History and French and a Minor in Economics.

   St. John M. Kelliher       Assistant Treasurer

   St. John M. Kelliher assists in financial administration and portfolio analysis for Smith Breeden Associates and Smith Breeden
Mutual Funds. He holds a Bachelor of Arts degree from Trinity College, Dublin, Ireland, and a Master of Arts degree in Philosophy from the University of Illinois at Chicago. He passed the Uniform C.P.A. examination in 1993, and currently is a candidate for the Chartered Financial Analyst (C.F.A.) designation.

Investment Adviser

   Smith Breeden Associates, Inc., a registered investment adviser, acts as investment adviser to the Funds. Approximately
62%   of   the   Adviser's   voting  stock  on  a   fully   diluted   basis   is
owned by Douglas T. Breeden, its Chairman. Under its Investment Advisory Agreement with each Fund, the Adviser, subject to the general supervision of the Board of Trustees, manages the Funds' portfolios and provides for the administration of all of the Funds' other affairs. For these services, the Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.70% of each of the Short, Intermediate, High Yield Bond, U.S. Equity Market Plus, Asian/Pacific Equity Market, and European
Equity Market Funds' average daily net assets. The Adviser receives a fee at the rate of 1.50% for its management of the
Financial Services Fund. Until August 1, 1999, the Adviser has voluntarily agreed to reduce its compensation, and to the extent necessary absorb other expenses of the Funds, such that the total expenses (exclusive of ordinary brokerage commissions and other investment related expenses, investment transaction taxes and
extraordinary   expenses)   do   not   exceed   0.78%   of   the   average   net
assets of the Short Fund, 0.88% of the average net assets for each of the Intermediate Fund and U.S. Equity Market Plus Fund,
0.98% of the net assets for each of the High Yield Bond Fund, Asian/Pacific Equity Market Fund, and European Equity Market Fund, and 1.48% of the average net assets for the Financial Services Fund.

The Adviser places all orders for purchases and sales of the Funds' securities. Subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

Distribution

   FPS Broker Services, Inc.   (the   "Principal   Underwriter")   acts    as
distributor for the Funds. Effective on or about January 1, 1999, First Data Broker Services, Inc. (also, the "Principal
Underwriter") is expected to become the distributor for the Funds. Shares may also be sold by authorized dealers who have entered into dealer agreements with the Principal Underwriter or the Adviser.

Expenses

Subject   to   any   expense   waivers  or   reimbursements,   the   Funds   pay
all of their own expenses, including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the 1940 Act and
any    amendments   thereto,   the   expense   of   registering   their   shares
with the Securities and Exchange Commission and the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of their assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.


                     PRICING OF FUND SHARES

   The   price   you   pay  when  buying  a  Fund's  shares,   and   the   price
you   receive   when   selling  (redeeming)  a  Fund's  shares,   is   the   net
asset value of the shares next determined after receipt of a purchase or redemption request in proper form. No front-end sales charge or commission of any kind is added by the Fund upon a purchase, and no charge is deducted upon redemption. These charges may apply if you purchase or sell shares through certain
broker-dealers.   The   Funds   currently   charge   a   $9   fee    for    each
redemption made by wire, and a fee of $8 may be charged when an account is closed. See "How to Redeem Shares."

The   per   share  net  asset  value  of  a  Fund  is  determined  by   dividing
the   total   value  of  its  assets,  less  its  liabilities,  by   the   total
number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (usually
at   4:00   p.m.   Eastern  time)  each  day  that  the  Adviser  and   Transfer
Agent   are   open   for   business  and  on  which  there   is   a   sufficient
degree of trading in a Fund's securities such that the net asset value of a Fund's shares might be affected. Accordingly, Purchase Applications accepted or redemption requests received in proper form by the Transfer Agent, or other agent designated by the
Funds,   prior   to   the  close  of  regular  trading   each   day   that   the
Adviser and Transfer Agent are open for business, will be confirmed at that day's net asset value. Purchase Applications accepted or redemption requests received in proper form after the
close   of   regular   trading   by  the  Transfer   Agent,   or   other   agent
designated by the Funds, will be confirmed at the net asset value of the following business day.

   Foreign securities, futures   and   options   are   valued   at   the   last
quoted sales price, according to the broadest and most representative market, available at the time a Fund is valued. If events which materially affect the value of an investment
occur   after   the   close   of  the  securities   and   futures   markets   on
which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

   Current holiday schedules indicate that the Funds' net asset values will not be calculated on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the day following
Thanksgiving, Christmas Eve and Christmas Day. The Short, Intermediate, and High Yield Bond Funds will also not be priced 34 on Columbus Day and Veterans' Day.

Under procedures approved by the Board of Trustees, a Fund's securities for which market quotations are readily available are valued at current market value provided by a pricing service, bank or broker-dealer experienced in such matters. Short-term investments that will mature in 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets are valued at fair market value as determined by following procedures approved by the Board of Trustees.


                     HOW TO PURCHASE SHARES

All   of   the   Funds   are   no-load,  so  you   may   purchase,   redeem   or
exchange shares directly at net asset value without paying a sales charge. Because the Funds' net asset value changes daily, your purchase price will be the next net asset value determined after the Funds' Transfer Agent, or other agent designated by the
Funds,   receives   and   accepts  your  purchase   order.   See   "Pricing   of
Fund Shares."

                               Initial Minimum     Additional
Type of Account                   Investment         Minimum
                                                   Investment
Regular                        $ 1,000          $ 50
Automatic Investment Plan      None             $ 50
Individual Retirement Account  $ 250            $ 50
Gift to Minors                 $ 250            $ 50

   The Funds reserve the right to deduct an annual maintenance fee of $16 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in September of each year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.

Each Fund reserves the right to reject any orders for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of qualified retirement plans.

How  to  Open Your Account by Mail. Please complete the  Purchase
Application.  You can obtain additional copies  of  the  Purchase
Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-221-3138.

Your completed Purchase Application should be mailed directly to:

                   Smith Breeden Mutual Funds
                       3200 Horizon Drive
                         P.O. Box 61503
                 King of Prussia, PA 19406-0903

All applications must be accompanied by payment in the form of a check or money order made payable to "Smith Breeden Mutual Funds." All purchases must be made in U.S. dollars, and checks 35
must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption is made shortly thereafter, the Funds will delay the mailing of a redemption check until the purchase check has cleared your bank, which may take up to 15 calendar days from the purchase date. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

How to Open Your Account by Wire. You may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Funds at 1-800-221-3137 for instructions prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

                      United Missouri Bank
                    A.B.A. Number 10-10-00695
   For the account of First Data Investor Services Group, Inc.
                  Account Number 98-7037-071-9
         For credit to (identify which Fund to purchase)
        For further credit to: (investor account number)
                 (name or account registration)
         (Social Security or Tax Identification Number)

Following such wire transfer, you must promptly complete a Purchase Application and mail it to the Funds at the following address: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Shares will be redeemed with Federal tax withheld if the Funds do not receive a properly completed and executed Purchase Application.

Telephone Transactions. The privilege to initiate redemption or exchange transactions by telephone is made automatically available to shareholders when opening an account, unless they indicate otherwise by checking the appropriate boxes on the Purchase Application. Each Fund will employ reasonable procedures to ensure that instructions communicated by telephone are genuine. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss due to unauthorized transactions. The Funds reserve the right to refuse a telephone transaction if they believe it is advisable to do so.

If  you  have any questions, please call the Funds at  1-800-221-
3138.

How to Add to Your Account. You may make additional investments by mail or by wire in an amount equal to or greater than $50. When adding to an account by mail, you should send the Funds your check, together with the additional investment form from a recent statement. If this form is unavailable, you should send a signed note giving the full name of the account and the account number. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number.

Automatic Investment Plan. You may make purchases of shares of each Fund automatically on a regular basis ($50 minimum per 36
transaction). You have two options under the Plan to make investments. One is by automatic payroll deduction. Under this method, you authorize your employer to direct a portion of each paycheck to be invested in the Fund of your choice. Your employer must be using direct deposit to process its payroll in order for you to elect this method. Under the other method, your bank debits a pre-authorized amount from your checking or savings account each month and applies the amount to your investment in Fund shares. In order to have your bank account debited automatically for investment into the Funds, your financial institution must be a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in either method under the Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your bank account, or if your bank account has been closed at the time of the automatic transaction. You may adopt either method under the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. Enclosed with the application are the necessary forms to deliver to your employer to set up the payroll deduction. You may obtain an application to establish the Automatic Investment Plan after an account is opened by calling the Funds at 1-800-221-3138. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon sixty days' written notice, if the account's net asset value is $1,000 or less.

Purchasing Shares Through Other Institutions. The Funds have authorized dealers besides the Principal Underwriter to accept on its behalf purchase and redemption orders. If you purchase shares through a program of services offered or administered by one of these broker-dealers, financial institutions, or other service provider, you should read the program materials, including information relating to fees, in addition to this Prospectus. Certain services of a Fund may not be available or may be modified in connection with the program of services provided, and service providers may establish higher minimum investment amounts. The Funds may only accept requests to purchase additional shares into a broker-dealer street name account from the broker- dealer.

Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Adviser or Principal Underwriter may enter purchase and redemption orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. These broker-dealers and service providers may designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have effected such purchase or redemption orders at the net asset value next determined after acceptance of the telephone purchase order by the authorized broker or the authorized broker's designee. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

Miscellaneous.  The Funds will charge a $20 service  fee  against
your account for any check or electronic funds transfer that is returned unpaid. You will also be responsible for any losses suffered by the Funds as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not currently issue certificates.


                     HOW TO EXCHANGE SHARES

Shares of any Fund may be exchanged for shares of another Fund at any time. This exchange offer is available only in states where shares of such other Fund may be legally sold. You may open a new account, or purchase additional shares in an existing account, by making an exchange from an identically registered Smith Breeden Fund account. A new account will have the same registration as the existing account from which the exchange was made, and is subject to the same initial investment minimums.

Exchanges may be made either in writing or by telephone. Written instructions should be mailed to 3200 Horizon Drive, P.O. Box
61503, King of Prussia, PA 19406 and must be signed by all account owners, and accompanied by any properly endorsed outstanding share certificates, if applicable. The telephone exchange is automatically accepted unless checked otherwise. The telephone exchange privilege is available only for uncertificated shares. During periods of drastic economic or market changes, it is possible that exchanges by telephone may be difficult to implement. In this event, shareholders should follow the written exchange procedures. The telephone exchange privilege may be modified or discontinued by the Funds at any time upon a 60-day notice to the shareholders. To exchange by telephone, you must follow the instructions below under "How to Redeem by Telephone."

The Funds will accept exchange orders by telephone or other means of electronic transmission from broker- dealers, financial institutions or other service providers who execute an agreement with the Adviser or Principal Underwriter. It is the responsibility of the broker-dealer, financial institution or other service provider to place the exchange order on a timely basis.

Exchanges are made on the basis of the Funds' relative net asset values. Because the exchange is considered a redemption and purchase of shares, the shareholder may recognize a gain or loss for federal income tax purposes. Backup withholding and information reporting may also apply. Additional information regarding the possible tax consequences of such an exchange is included under the caption "Taxes" in the Funds' Statements of Additional Information.

There are differences among the Funds. When exchanging shares, shareholders should be aware that the Funds might have different dividend payment dates. The dividend payment schedules should be checked before exchanging shares. The amount of any accumulated, but unpaid, dividend is included in the net asset value per share.

If you buy shares by check, you may not exchange those shares for up to 15 calendar days to ensure your check has cleared. If you 38 intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-221-3137 for further information.

The Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege
(e.g., more than four exchanges per calendar year).

Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Please contact the Funds for additional information concerning the exchange privilege.


                      HOW TO REDEEM SHARES

You may redeem shares of the Funds at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Transfer Agent or other agent designated by the Funds. See "Pricing of Fund Shares." There are no charges for the redemption of shares, except that a fee of $9 is charged for each wire redemption, and a fee of $8 may be charged when an account is closed. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

How to Redeem by Mail to Receive Proceeds by Check. To redeem shares by mail, simply send an unconditional written request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $25,000, or the proceeds are to be sent to a person other than the recordholder or to a location other than the address of record, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company, or member firm, and "Signature Guaranteed" must appear with the signature. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance.

A Fund will mail payment for redemption within seven days after receiving proper instructions for redemption. However, the Funds will delay payment for 15 calendar days on redemptions of recent purchases made by check. This allows the Funds to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

How to Redeem by Telephone. The redemption of shares by telephone is available automatically unless you elected to refuse this redemption privilege on your Purchase Application. Shares may be redeemed by calling the Funds at 1-800-221-3137. Proceeds 39 redeemed by telephone will be mailed to your address, or wired or credited to your pre-authorized bank account. To establish wire redemption privileges, you must select the appropriate box on the Purchase Application and enclose a voided check.

In order to arrange for telephone redemptions after your account has been opened, or to change the bank account or address designated to receive redemption proceeds, you must send a written request to your Fund. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Further documentation as provided above may be requested from corporations, executors, administrators, trustees and guardians.

Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. There is currently a $9 fee for each wire redemption, which will be deducted from your account.

   The Funds reserve the right to charge an $8 fee when an account is closed.

The Funds reserve the right to refuse a telephone redemption or exchange transaction if they believe it is advisable to do so. Procedures for redeeming or exchanging shares of the Funds by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Funds have implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds only to pre-authorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

The Funds reserve the right to suspend or postpone redemptions during any period when trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Securities and Exchange Commission ("SEC"), or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation 40 of net assets of a Fund not reasonably practicable.

Due to the relatively high cost of maintaining small accounts, if your account balance falls below $1000 as a result of a redemption or exchange, or if you discontinue the Automatic Investment Plan before your account balance reaches $1000, you may be given a 60-day notice to bring your balance to $1000 or reactivate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you.

Check Writing. In addition to telephone and written redemption requests, the Short Fund offers redemption through check writing. Shareholders electing this option will receive checks that may be used like personal or business checks. Checks are not ordered to be mailed to the shareholder until 15 days after the account is opened, if the account is opened by check by the shareholder. This allows the Fund to verify that the check used to open the account will not be returned due to insufficient funds. There is no limit on the number of checks you may write. Checks must be written for at least $100. There is a $30 fee for returned checks. Because dividends declared on shares held in a shareholder's account, prior redemptions, and possible changes in net asset value may cause the value of the account to change, shareholders should not write a check for the entire value of the account or close the account by writing a check.

In using the check writing privilege, shareholders bear the responsibility of ensuring that the check amount does not exceed the value of their account on the day the check is presented to the Transfer Agent for payment. The day the check is presented for payment is the day the redemption of Fund shares takes place. If insufficient shares are in the account, the check will be returned and no shares will be redeemed. The clearing agent for the check writing facility is United Missouri Bank. Shareholders utilizing check writing are subject to United Missouri Bank's rules governing checking accounts. However, this check writing facility is purely a means to redeem Fund shares. No facilities characteristic of bank accounts, such as deposit insurance, are provided along with the check writing option. Cancelled checks will not be returned to the shareholder. If you need to request a copy of a cancelled check, please contact Shareholder Services for procedures and applicable fees.

If  you  would  like  to  initiate  check  writing,  please  call
Shareholder Services at 1-800-221-3137 or check the appropriate box on the Purchase Application.

Systematic Withdrawal Plan. A shareholder may establish a Systematic Withdrawal Plan to receive regular periodic payments from the account. An initial balance of $10,000 is required to establish a Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a Systematic Withdrawal Plan. The minimum amount which the shareholder may withdraw periodically is $100. Capital gain distributions and income dividends to the shareholder's account are received in additional shares at net asset value. Payments are then made from the liquidation of shares at net asset value to meet the specified withdrawals. Liquidation of shares may reduce or possibly exhaust the shares in the shareholder's account, to the extent 41
withdrawals exceed shares earned through dividends and distributions, particularly in the event of a market decline. No payment pursuant to a Systematic Withdrawal Plan will be made if there are insufficient shares on deposit on the date of the scheduled distribution. A subsequent deposit of shares will not result in a payment under the plan retroactive to the distribution date. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. The entire Systematic Withdrawal Plan payment cannot be considered as actual yield or income since part of the Plan's payment may be a return of capital.

   A Systematic Withdrawal Plan may be terminated upon written notice by the shareholder, or by a Fund on a 30 day written notice, and it will terminate automatically if all shares are liquidated or withdrawn from the account or upon the Fund's receipt of notification of the death or incapacity of the shareholder. Shareholders may change the amount (but not below the specified minimums) and schedule of withdrawal payments, or suspend such payments, by giving written notice to the Transfer Agent at least five business days prior to the next scheduled payment.


                   DIVIDENDS AND DISTRIBUTIONS

   The Short, Intermediate and High Yield Bond Funds intend to pay monthly distributions to their shareholders of net investment income. The U.S. Equity Market Plus, Asian/Pacific Equity Market, and European Equity Market Funds each intend to make quarterly distributions of net investment income. All Funds will distribute net realized gains at least annually. The Financial Services Fund will most likely make only this annual distribution of net realized gains, and at this time, will also distribute any net investment income. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

The monthly distributions for the Short Fund's shares are quoted ex-dividend on the business day after record date (the "ex-date"). Record date is usually the first or second business day of the month. If a shareholder elects to reinvest dividends, the date the dividends are reinvested is also the ex-date. Dividends are paid in cash by the Short Fund generally one week after the ex-date.

   The Intermediate and High Yield Bond Funds will declare daily dividends for shareholders of record. The Intermediate and High
Yield Bond Funds' dividend payable date, and the day that dividends are reinvested for shareholders who have made this election, is the last business day of the month. Shares begin accruing dividends on the business day after federal funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares, and continue to accrue dividends through and including the day the redemption order for the shares is executed. If an investor closes his account, any accrued dividends through and including the day of redemption will be paid as part of the redemption proceeds.
Dividends and capital gains distributions may be declared more or less frequently at the direction of the Trustees. In order to be entitled to a dividend or a distribution, an investor must acquire a Fund's shares on or before the record date. Caution
should   be   exercised,   however,  before   purchasing   shares
immediately prior to a distribution record date. Since the  value of a Fund's shares is based directly on the amount of its net assets, rather than on the principle of supply and demand, any distribution of income or capital gain will result in a decrease
in   the  value  of  its  shares  equal  to  the  amount  of  the distribution. While a dividend or capital gain distribution received shortly after purchasing shares represents, in effect, a return of the shareholder's investment, it may be taxable as dividend income or capital gain. You may separately elect to reinvest income dividends and capital gains distributions in shares of a Fund or receive cash as designated on the Purchase Application. You may change your election at any time by sending written notification to your Fund. The election is effective for distributions with a dividend record date on or after the date that the Funds receive notice of the election. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund from which they were paid. Shareholders may also elect to have dividends automatically reinvested in a fund different than the one from which the dividends were paid. A shareholder may write the transfer agent, or  complete the appropriate section of the Purchase Application, to  designate such an election, but must have already established an  account in the other fund. The transfer agent's address is on
the   back   of   the   Prospectus.  Reinvested   dividends   and
distributions receive the same tax treatment as those paid in cash.


               SHAREHOLDER REPORTS AND INFORMATION

The Funds will provide the following statements and reports:

   Confirmation and Account Statements. Quarterly statements will be sent to each shareholder. Additional statements will only be sent if there is a direct purchase or sale or if there is a cash dividend payment. Direct purchases and sales do not include automatic investment plan purchases or systematic withdrawal plan redemptions.

Form 1099. By January 31 of each year, all shareholders will receive Form 1099, which will report the amount and tax status of distributions paid to you by the Funds for the preceding calendar year.

Financial Reports. Financial reports are provided to shareholders semiannually. Annual reports will include audited financial statements. To reduce the Funds' expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in a Fund.

Reports to Depository Institutions. Shareholders of the Short or Intermediate Funds who are financial institutions may request receipt of monthly or quarterly reports which provide information 43 about the Short or Intermediate Fund's investments considering regulatory risk-based asset categories.

If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call 1-800-221-3137 to order past statements. If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, please contact: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or call 1-800-221-3137.


                        RETIREMENT PLANS

The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and purchase shares through such account. Shareholders wishing to establish an IRA should consult their tax adviser regarding (1) their individual qualifying status and (2) the tax regulations governing these accounts. The minimum initial investment in each Fund for an IRA is $250. There is a $12 annual maintenance fee charged to process an account. This fee is waived for accounts greater than $10,000. You may obtain additional information regarding establishing such an account by calling the Funds at 1-800-221-3138.

The Funds may be used as investment vehicles for established defined contribution plans, including simplified employee, 401(k), 403(b), profit-sharing, money purchase, and simple pension plans ("Retirement Plans"). For details concerning Retirement Plans, please call 1-800-221-3138.


                 SERVICE AND DISTRIBUTION PLANS

Each Fund has adopted a Distribution and Services Plan (the "Plans"). The purpose of the Plans is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Funds, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plans provide for payments by the Adviser out of its advisory fee to dealers and other persons at an annual rate of up to 0.25% of a Fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Adviser shall determine the amount of such payments and the purposes for which they are made.

Any distribution and service related payments made by the Adviser to investment dealers or other persons are subject to the continuation of the Plans, the terms of any related service agreements, and any applicable limits imposed by the National Association of Securities Dealers, Inc.


                              TAXES

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In each taxable year that a Fund so qualifies, such Fund (but not its shareholders) will be relieved of federal income tax on the part of its net investment income and net capital gain that is distributed to shareholders. Each Fund will distribute at least annually substantially all of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of net short-term capital gains over the net long-term capital losses for such year.

   All Fund distributions from net investment income (whether paid in cash or reinvested in additional shares) will be taxable to its shareholders as ordinary income, except that any distributions of a Fund's net long-term capital gain will be taxable to its shareholders as long-term capital gain (generally taxed at a 20% rate in the hands of non-corporate shareholders), regardless of how long they have held their Fund shares. Some 1998 distributions of gains realized in 1997 may be subject to tax in the hands of non-corporate shareholders at a 28% tax rate. Each fund provides federal tax information to its shareholders annually about distributions paid during the preceding year.

   The use of certain synthetic instruments (including certain futures contracts, foreign currency contracts and options) by the U.S. Equity Market Plus, Asian/Pacific Equity Market, and European Equity Market Funds as a means of achieving equity exposure in each Fund's respective market will require such Funds to mark such instruments to the market annually, a practice which will accelerate the Funds' recognition of gain or loss. With respect to such instruments, 60% of any gain or loss recognized will be treated as long-term capital gain or loss and 40% will be treated as short-term capital gain or loss.

It is not anticipated that any of the Funds' distributions will qualify for either the corporate dividends-received deduction or tax-exempt interest income. Distributions will also probably be subject to state and local taxes, depending on each shareholder's tax situation. While many states grant tax-free status to mutual fund distributions paid from interest income earned from direct obligations of the U.S. Government, none of the Short or Intermediate Fund's distributions are expected to qualify for such tax-free treatment, and only an insignificant amount of the U.S. Equity Market Plus Fund's distributions are expected to so qualify.

   The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from distribution payments and redemption and exchange proceeds if you fail to properly complete the Purchase Application, or in certain other situations.

   The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the relevant Statement of Additional Information for further discussion. There may be other foreign, federal, state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.

                        CAPITAL STRUCTURE

The Smith Breeden Trust and the Smith Breeden Series Fund are both Massachusetts business trusts. The Trust was organized under an Agreement and Declaration of Trust, dated December 18, 1991. The Series Fund was organized under an Agreement and Declaration of Trust dated October 3, 1991. Copies of both Agreements, which are governed by Massachusetts law, are on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust and the Series Fund have the same Trustees.

The Trustees have the authority to issue shares in an unlimited number of funds of either the Series Fund or Trust. Each such fund's shares may be further divided into classes. The assets and liabilities of each such fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

   Shareholders of the separate funds of each of the Series Fund or Trust, as the case may be, will vote together in electing the relevant trustees and in certain other matters. Shareholders should be aware that the outcome of the election of trustees and of certain other matters for their trust could be controlled by the shareholders of another fund. The shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the trustees if they choose to do so.

   Neither the Series Fund nor the Trust is required to hold annual meetings of its shareholders. However, shareholders of the Series Fund have the right to call a meeting to take certain actions as provided in the Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider such actions, the Series Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Under  Massachusetts law, shareholders of a business  trust  may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than a Fund's insurance coverage and (ii) a Fund itself was unable to meet its obligations.


TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN AND INDEPENDENT
                           ACCOUNTANTS

First Data Investor Services Group, Inc. (the "Transfer Agent"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406, a wholly owned subsidiary of First Data Corporation, which has its principal place of business at 4400 Computer Drive, Westboro, MA, 01581, acts as each Fund's Transfer and Dividend Disbursing Agent. See "Management of the Funds." The Bank of New York acts as the custodian of each Fund's assets. The Bank of New York's 46 address is 48 Wall Street, New York, New York 10286. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any
part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios. Deloitte & Touche LLP has been selected to serve as independent auditors of the Company.


                        FUND PERFORMANCE

Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over that period, would result in the redeemable value of the investment at the end of the period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in each Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

   The  Short,  Intermediate, and High Yield  Bond  Funds  may  also
advertise   current  yield  and  distribution  rate  information.
Current yield reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing a Fund's net investment income per share during a recent 30-day period by a Fund's net asset value on the last day of that period and annualizing the result. The current yield (or "SEC Yield"), which is  calculated according to a formula prescribed by the SEC  (see
the   relevant  Statement  of  Additional  Information),  is  not indicative of the dividends or distributions which were  or  will be paid to a Fund's shareholders. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. Dividends or distributions paid to shareholders are reflected in
the   current   distribution  rate  which  may   be   quoted   to
shareholders, and may not reflect amortization in the same manner.

A Fund may also compare its performance to that of other mutual funds and to stock and other relevant indices, or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes, as well as in publications of a local or regional nature, may be 47 used in comparing Fund performance.

   The Short Fund's total return
may also be compared to that of taxable money funds as quoted in Donaghue's Money Fund Report and other suppliers, and to total returns for the six month U.S. Treasury as published by Merrill Lynch or others. The Intermediate Fund's return may be compared to the total return of the Salomon Brothers Mortgage Index, or the total return of intermediate U.S. Treasury Notes as published by various brokerage firms and others. The High Yield Bond Fund's return may be compared to the Merrill Lynch High Yield Master Index or some other high yield bond index as published by a brokerage firm or others. The High Yield Bond Fund's performance may also be compared to the competitive funds average as published by Lipper Analytical Services, Inc.

   The U.S. Equity Market Plus Fund's total return may also be compared to the return of the Standard & Poor's 500 Composite Stock Price Index. For purposes of showing the returns of large company stocks versus small company stocks, or to compare returns versus inflation, the U.S. Equity Market Plus Fund's total return may also be compared to the total return of the Nasdaq Composite OTC Index, Nasdaq Industrials Index, Russell 2000 Index, or the Consumer Price Index. The Asian/Pacific Equity Market Fund's total return may be compared to the return of the Morgan Stanley Capital International (MSCI) - Pacific (Free) Index, which consists of common stocks of companies located in Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore. The European Equity Market Fund's total return may be compared to the return of the Morgan Stanley Capital International (MSCI) - Europe Index, which is comprised of common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland,, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom). The Financial Services Fund's return may be compared to the S&P 500 Index return, an investment of 80% in the S&P Financial Composite Index and 20% in money market funds, the Keefe, Bruyette & Woods Index, or the average of the mutual funds in the Morningstar Specialty Financial Category. Further information on performance measurement may be found in the relevant Statement of Additional Information.

Performance quotations of a Fund represent the Fund's past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute a Fund's total return and yield are described in more detail in the relevant Statement of Additional Information.
                            APPENDIX
                     Corporate Bond Ratings


Moody's Investors Service, Inc.'s Corporate Bond Ratings. Moody's rating for obligations with an original remaining maturity in excess of one year fall into nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude,or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -     Bonds  which are rated Caa are of poor standing.   Such
          issues  may  be  in default, or there  may  be  present
          elements  of  danger  with  respect  to  principal   or
          interest.

Ca -      Bonds  which  are rated Ca represent obligations  which
          are  speculative  in a high degree.   Such  issues  are
          often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings. Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB through "D"). While speculative grade will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or a minus sign (-) to show relative standing within the major rating categories.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal interest and repay principal for debt in this capacity than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned and actual or implied BBB-
          rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the even of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied
          CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI  -      The rating CI is reserved for income bonds on which no
interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
_______________________________
*Interested Person

              Part B:  Information Required in
             Statement of Additional Information

N-1A
Item No.  Item                   Location in the
				  Registration
                                  Statement

10.     Cover Page               Cover Page

11.     Table of Contents        Table of Contents

12.     General Information
         and History             See Part A Item 4.

13.     Investment Objective     Miscellaneous
         and Policies             Investment Practices and
                                  Risk Considerations

14.     Management of the	 Trustees and
         Registrant               Officers

15.     Control Persons and 	 Principal Holders of
         Principal Holders of     Securities and
         Securities               Controlling Persons

16.     Investment Advisory      Investment Advisory
         and Other Services       and Other Services

17.     Brokerage Allocation     Investment Advisory
                                  and Other Services

18.     Capital Stock and        Additional Information
         Other Securities         Regarding Purchases and
                                  Redemptions of Fund
				  Shares

19.     Purchase, Redemption     Additional Information
         and Pricing of           Regarding Purchases and
         Securities Being         Redemptions of Fund
         Offered                  Shares

20.     Tax Status               Taxes

21.     Underwriters             Additional Information
                                  Regarding Purchases and
                                  Redemptions of Fund
                                  Shares

22.     Calculation of
         Performance Data        Standard Performance
                                  Measures

23.     Financial Statements     Experts; Financial
				  Statements


                    SMITH BREEDEN SERIES FUND

        SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
    SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND

               STATEMENT OF ADDITIONAL INFORMATION

                        OCTOBER 15, 1998

                   100 Europa Drive, Suite 200
             Chapel Hill, North Carolina 27514-2310
                         (919) 967-7221

This Statement of Additional Information contains information pertaining to the Smith Breeden Series Fund (the "Series Fund"), a no load open-end management investment company offering redeemable shares of beneficial interest in two separate series, the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund") and the Smith Breeden Intermediate Duration U.S. Government Fund (the "Intermediate Fund"). This Statement of Additional Information contains information which may be useful to investors and which is not included in the Prospectus of the Smith Breeden Mutual Funds. This Statement of Additional
Information is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Smith Breeden Mutual Funds dated October 15, 1998, as may be amended from time to time. This Statement should be read with the Prospectus.


Contents                                                    Page

DEFINITIONS.......                                          2
MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS  2
INVESTMENT RESTRICTIONS.                                    8
TRUSTEES AND OFFICERS                                      10
INVESTMENT ADVISORY AND OTHER SERVICES                     10
PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING PERSONS .11 POLICIES REGARDING BROKERS USED IN PORTFOLIO TRANSACTIONS 12 ADDITIONAL INFORMATION REGARDING PURCHASES
   AND REDEMPTIONS OF FUND SHARES.                         13
TAXES                                                      15
STANDARD PERFORMANCE MEASURES                              17
ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS         20
EXPERTS                                                    20
FINANCIAL STATEMENTS                                       20
APPENDIX                                                   21
                     SMITH BREEDEN SERIES FUND

        SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
    SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
                          (the "Funds")

             Statement of Additional Information


                          DEFINITIONS

   The "Series Fund" or the "Funds":    Smith Breeden Series Fund
The "Adviser":                     Smith Breeden Associates,
Inc., the Funds' investment adviser.
The "Custodian":                             The Bank of New
York, the Funds' custodian.
"First Data Investor Services":         First Data Investor
Services, Inc., the Funds' investor servicing agent
The "Principal Underwriter":       Until December 31, 1998:  FPS
                    Broker Services, Inc.
                         Effective on or about January 1, 1999,
                         First Data Broker Services, Inc. is
                         expected to become distributor for the
                         Funds.


   MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS

Investment Policies

The following supplements the information contained in the Prospectus about the investment policies of the Short and
Intermediate Funds (the "Funds"). Terms used herein have the same meanings as in the Prospectus. The Funds' Prospectus states that the Funds may engage in each of the following investment practices. However, the fact that the Funds may engage in a particular practice does not necessarily mean that they will actually do so.

Repurchase Agreements. A Fund may invest in repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Funds' present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Funds which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or 2 insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Forward Commitments. A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments," "when issued" and "delayed delivery" securities) if a Fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if a Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous return or price. Although a Fund will generally enter into a forward commitment with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a
commitment   prior  to  settlement  if  the  Adviser   deems   it
appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Securities  Loans.   A  Fund  may  make  secured  loans  of   its
securities  amounting  to not more than  33  1/3%  of  its  total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreement requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent.

The Fund retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Borrowing. A Fund may borrow from banks and enter into reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of a Fund's total assets (computed at the time the loan is made) in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. A Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to 3 reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur borrowing costs when it leverages, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the income and appreciation on assets acquired with borrowed funds exceed their borrowing cost, the Fund's investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative characteristic is known as "leverage."

Reverse Repurchase Agreements and Dollar Roll Agreements. A Fund may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered broker-dealers to seek to enhance returns. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether or not to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to 4
make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series, which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. Payments of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pools are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of a CMO held by the Funds would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Another type of CMO is a real estate mortgage investment conduit ("REMIC") which qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

CMOs also include securities representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent that income from such underlying mortgages or mortgage-backed securities exceeds the amounts necessary to satisfy the issuer's debt obligations represented by all other outstanding classes or series of the CMOs. In addition, if a CMO bears interest at an adjustable-rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based. As a non-fundamental policy (meaning it can be changed without the vote of the shareholders), the Short and Intermediate Fund will not invest in Residuals.

In reliance on an interpretation by the Securities and Exchange Commission ("SEC"), the Fund's investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitations on acquiring interests in other investment companies. CMOs and REMICs issued by an agency or instrumentality of the U.S. Government are considered U.S. Government securities for the purposes of this Prospectus.

Stripped Securities ("STRIPS"). STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets ("interest-only" or "IO" class), while the other class will receive all of the principal ("principal-only" or "PO" class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive 5
not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or Moody's, respectively. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques, as described in "Other Investment Practices and Risk Considerations" in the Prospectus. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

The Adviser expects that interest-only STRIPS will be purchased for their hedging characteristics. Because of their structure, interest-only STRIPS will most likely move differently than typical fixed income securities in relation to changes in interest rates. For example, with increases in interest rates, these securities will typically increase rather than decrease in value. As a result, since they move differently to changes in interest rates than the typical investments held by a Fund, interest-only STRIPS can be used as hedging instruments to reduce the variance of a Fund's net asset value from its targeted option-adjusted duration. There can be no assurance that the use of interest-only STRIPS will be effective as a hedging technique, in which event, a Fund's overall performance may be less than if the Fund had not purchased the STRIPS. STRIPS will not constitute more than 5% of a Fund's net assets.

The determination of whether certain IO and PO STRIPS issued by the U.S. Government and backed by fixed-rate mortgages are liquid shall be made by the Trustees in accordance with applicable pronouncements of the SEC. At present all other IO and PO STRIPS are treated as illiquid securities for the purposes of the 15% limitation on illiquid securities as a percentage of a Fund's net assets.

In addition to STRIPS issued by the U.S. Government, its agencies or instrumentalities, the Short and Intermediate Funds may purchase STRIPS issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of these entities. However, the Short and Intermediate Funds will purchase only STRIPS that are collateralized by mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Short and Intermediate Funds may invest only in stripped mortgage-backed securities ("SMBS") which are STRIPS represented by derivative multi-class mortgage securities. Under no circumstances will the Short or Intermediate Funds purchase SMBS if such purchase would cause SMBS to exceed 5% of the assets of a 6
Fund.

Zero Coupon Securities. The Funds may invest in "zero coupon" securities, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

A Fund is required to accrue and distribute income from zero coupon securities on a current basis, even though it does not receive the income currently. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

General Characteristics and Risks of Options, Futures, Swaps, and
Caps and Floors

Options. A put option gives the purchaser of the option the right to sell and the writer the obligation, if the purchaser exercises his right, to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of the option the right to buy and the writer the obligation, if the purchaser exercises his right, to sell the underlying security at the exercise price during the option period. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

The purchaser of an option risks losing his entire investment in a short period of time. If an option is not sold while it has remaining value, or if during the life of an option the underlying interest does not appreciate, in the case of a call option, or depreciate, in the case of a put option, the purchaser of such option may lose his entire investment. On the other hand, given the same market conditions, if the potential purchaser of a call option purchases the underlying interest directly without purchasing a call option or if the potential purchaser of a put option decides not to purchase the put option, such a potential purchaser might have less of a loss. An option purchaser does not have the choice of "waiting out" an unexpected decrease or increase in the underlying instrument's price beyond the expiration date of the option. The more that an option is out-of-the-money and the shorter its remaining term to expiration, the greater the risk that a purchaser of the option will lose all or part of his investment. Further, except where the value of the remaining life of an option may be realized in the secondary market, for an option purchase to be profitable the market price of the underlying interest must exceed or, as applicable, be below the exercise price by more than the premium and transaction costs paid in connection with the purchase of the option and its sale or exercise.

A Fund's ability to close out its position as a purchaser of an exchange-listed option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an 7
exchange  are  (i)  insufficient  trading  interest  in   certain
options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers or financial institutions which have entered into direct agreement with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. OTC Options and their underlying securities are considered illiquid. The Funds will engage in OTC Option transactions only with primary United States Government securities dealers recognized by the Federal Reserve Bank of New York. The Adviser monitors the creditworthiness of dealers with whom a Fund enters into OTC options transactions under the general supervision of the Fund's Board of Trustees.

The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

   Futures Contracts and Related Options. As a purchaser of an interest rate futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the seller in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is lower (or higher, as the case may be). A futures contract sale creates an obligation by a Fund, as seller, to deliver the specified type of financial instrument called for in the contract at a specified future time for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the buyer in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is higher (or lower, as the case may be). The potential losses from investment in futures contracts is unlimited. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position 8 if the option is a call and short position if the option is a put).

Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Short or Intermediate Fund will be able to enter into a closing transaction.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client, but rather, a good faith deposit on the futures contract which will be returned to the Short or Intermediate Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Funds may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, or cash, U.S. Government securities or other liquid highgrade debt securities, called
"variation  margin",  in  the  name  of  the  broker,  which  are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, Eurodollar instruments, U.S. Treasury Notes and GNMA Certificates.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Funds have insufficient cash, it may be disadvantageous to do so. In addition, the Funds may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. An inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

In the event of the bankruptcy of a broker through which the Short or Intermediate Fund engages in transactions in futures or options, either Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Funds only with 9 broker or financial institutions deemed creditworthy by the Adviser.

The variable degree of correlation between price movements of futures contracts and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's position. In addition, futures and futures option markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Short or Intermediate Fund to hedge successfully will depend on the Adviser's ability to forecast pertinent market movements, which cannot be assured.

In order to achieve its investment objective, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration calculations by the Adviser. If the actual price movements of the securities and futures are inconsistent with their durations as so calculated, the hedge may not be fully effective.

A  Fund  will not maintain open short positions in interest  rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the expected volatility relationship between the Fund and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, the Short or Intermediate Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

Finally, the daily deposit requirements in futures contracts create a greater ongoing potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions may reduce net asset value. Income earned by the Short or Intermediate Fund from its hedging activities generally will be treated as capital gains.

In accordance with regulations established by the Commodity Futures Trading Commission, each Fund's aggregate initial margin and premiums on all futures and options contract positions not held for bona fide hedging purposes, will not exceed 5% of a Fund's net assets, after taking into account unrealized profits and losses on such contracts.

Interest Rate and Mortgage Swaps, Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, 10 for example, an exchange of floating-rate payments for fixed-rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

The Short or Intermediate Funds will enter into interest rate swaps only on a net basis, i.e., where the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount, but gives up the benefits of an interest rate decline below the minimum amount. There can be no assurance that the Funds will be able to enter into interest rate swaps, caps, floors or collars on favorable terms. Furthermore, there can be no assurance that any of the Funds will be able to terminate an interest rate swap or sell or offset interest rate caps, floors or collars notwithstanding any terms in the agreements providing for such termination.

Inasmuch as these hedging transactions are entered into for hedging purposes, the Adviser and the Funds believe swaps, caps, floors and collars do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act.

The Short and Intermediate Funds will not write interest rate caps, floors and collars, and will not enter into any interest rate swap, cap, floor or collar transaction unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's Investors Service, Inc. at the time of entering into such transaction.

If there is default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest-rate swap, cap, floor or collar counterparties will be able to meet their obligations pursuant to their contracts, or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Funds thus assume the risk that one of them may be delayed in or prevented from obtaining payments owed to it pursuant to interest rate swaps, caps, floors or collars. 11
The swap, cap, floor and collar market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, this market has become relatively liquid, although the Funds will still treat these instruments as illiquid investments subject to the limitation on such investments described under "Illiquid Securities" in the Prospectus.


                     INVESTMENT RESTRICTIONS

The following restrictions (except as noted) have been adopted as fundamental policies for the Funds, which means that they may not be changed without the approval of a majority of the outstanding shares of each of the Funds, as the case may be (as defined in the Investment Company Act). A Fund may not (except that none of the following investment restrictions shall prevent a Fund from investing all of its assets (other than assets which are not "investment securities" as defined in the Investment Company Act) in an open-end investment company with substantially the same investment objectives):

1. Issue senior securities, borrow money or pledge its assets, except that the Short or Intermediate Fund may borrow from banks or through reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of its respective total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities, and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a "when issued" or "delayed delivery" basis, the purchase and sale of futures contracts, the entry into reverse repurchase agreements and dollar roll transactions, short sales, interest rate swaps, mortgage swaps, over-the-counter options, and collateral arrangements with respect thereto are not deemed to be a pledge of assets and none of such transactions or arrangements nor obligations of the Funds to Trustees pursuant to deferred compensation arrangements are deemed to be the issuance of a senior security.

2. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result:
     (i) with respect to 75% of its total assets more than 5% of the Short or Intermediate Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of a Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

4. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer.

5. Purchase any security, other than Mortgage-Backed Securities, or obligations of the U.S. Government, its agencies or instrumentalities, if as a result the Short or Intermediate Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation; except for investments in regulated investment companies with the same objective.

6. Acquire, lease or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

7. Purchase or sell commodities or commodity contracts except for hedging purposes.

8. Invest in interests in oil, gas or other mineral exploration or development program.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act.

11. Make loans of money or property to any person, except through loans of portfolio securities to Qualified Institutions, the purchase of debt obligations in which the Short or Intermediate Fund may invest consistently with its investment objectives and policies and investment limitations or the investment in repurchase agreements with Qualified Institutions. The Short or Intermediate Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's respective total assets (including such loans).

12.  Purchase   securities  on  margin  (though  the   Short   or
     Intermediate Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

13. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Short or Intermediate Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the box" are not subject to this limitation.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the asset coverage for borrowings falls below 300%, the Funds will take prompt action to reduce its borrowings as required by applicable 13 laws.

In order to change any of the foregoing restrictions, which are fundamental policies, approval must be obtained by shareholders of the Short or Intermediate Fund, as the case may be. Such approval requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities of either the Short or Intermediate Fund.

In addition, as non-fundamental policies, a Fund may not:

(a)  sell over-the-counter options which it does not own;

(b) sell options on futures contracts which options it does not own; or

(c)  invest in residual interests in a REMIC or a CMO.

Other Policies

There are no restrictions or limitations on investments in obligations of the United States, or of corporations chartered by Congress as federal government instrumentalities. The underlying assets of the Short or Intermediate Fund may be retained in cash, including cash equivalents which are Treasury bills, short-term bank obligations such as certificates of deposit, bankers' acceptances and repurchase agreements. However, it is intended that only so much of the underlying assets of the Short or Intermediate Fund be retained in cash as is deemed desirable or expedient under then-existing market conditions. As noted in the Prospectus, a Fund may invest up to 15% of its respective total net assets in illiquid securities.


                      TRUSTEES AND OFFICERS

The  Board  of  Trustees has the responsibility for  the  overall management of the Series Fund and each of the Funds, including general supervision and review of the Funds' investment activities. The Trustees, in turn, elect the officers who are responsible for administering the day-to-day operations of the Funds. Trustees and officers of the Series Fund are identified in the Prospectus.

   All of the Trustees are Trustees of all the other Funds managed by the Adviser and each independent Trustee receives fees for his or her services. The Trustees do not receive pension or retirement benefits from the Funds. The table below shows the fees paid by each of the Funds of the Smith Breeden Series Fund separately to each independent Director for the fiscal year ended March 31, 1998, and the total fees paid by the entire Fund complex for the fiscal year ended March 31, 1998. There are five other Funds in the complex besides the Short Duration U.S. Government Fund and the Intermediate Duration U.S. Government Fund.
                     Total            Total           Total
                 Compensation     Compensation     Compensation
   Director         Paid by          Paid by      Paid by Smith
                  Short Fund      Intermediate     Breeden Fund
                                      Fund           Complex

  Stephen M.    $ 33,750.00      $   2,500.00    $ 40,833.33
   Schaefer
   Myron S.     $ 33,750.00      $          0.00 $ 40,833.33
   Scholes
  William F.    $   2,350.00     $ 15,625.00     $ 40,833.33
    Sharpe

The Series Fund's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Series Fund, unless it is determined that they had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or had not acted in good faith in the reasonable belief that their actions were in the best interests of the Series Fund or the Funds.


             INVESTMENT ADVISORY AND OTHER SERVICES

The  investment  manager of each of the Funds  is  Smith  Breeden
Associates, Inc. (the "Adviser"). The table in the Prospectus indicates which officers and Trustees are affiliated persons of the Adviser.

Pursuant to an Investment Advisory Agreement with each of the Funds (the "Advisory Agreement"), the Adviser provides investment research and portfolio management services, including the selection of securities to purchase, hold or sell, and the selection of brokers and dealers through whom portfolio transactions are executed. The Adviser's activities are subject to the review and supervision of the Board of Trustees to whom the Adviser renders periodic reports of both Funds' investment activities. The Adviser, at its own expense, furnishes the Funds with office space and office furnishings, facilities and equipment required for managing the business affairs of the Funds; maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services; carries fidelity insurance on its own officers and directors for the protection of the Funds; and provides certain telephone and other mechanical services. Except for the expense limitation in place through August 1, 1999, each of the Funds bears all expenses related to its operation not borne by the Adviser, as discussed in the Prospectus.

Each Advisory Agreement is in effect until August 1, 1999. Thereafter, it may continue in effect for successive periods not exceeding one year, providing such continuance is specifically approved at least annually by a vote of the Funds' Board of Trustees or by a vote of the holders of a majority of each of the Funds' outstanding voting securities, and in either event by a majority of the Fund's Trustees who are not parties to the Agreement or interested persons of any such party (other than as 15
Trustees of the Fund), cast in person at a meeting called for that purpose. Each Advisory Agreement may be terminated without penalty at any time by each Fund, or by the Adviser on sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by either Fund in connection with matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith gross negligence or reckless disregard of duty.

As compensation for the services rendered to each of the Funds by the Adviser under the terms of the Advisory Agreement, and the assumption by the Adviser of the related expenses, each Fund pays the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 0.70% of the respective Fund's average daily net asset value. Advisory fees paid by the Funds for the past three fiscal years are as follows:

                      Advisory Fee Paid by  Advisory Fee Paid by
 Fiscal Year Ended         Short Fund         Intermediate Fund

   March 31, 1998     $    727,735          $ 271,230
   March 31, 1997     $ 1,417,921           $ 259,767
   March 31, 1996     $ 1,717,748           $ 256,075

The following chart details the reimbursements the Adviser made to the Funds for each of the last three fiscal years, under expense limitation provisions:

                       Amount Reimbursed      Amount Reimbursed
 Fiscal Year Ended       by Adviser to          by Adviser to
                           Short Fund         Intermediate Fund

   March 31, 1998     $ 231,365             $   97,835
   March 31, 1997     $ 301,998             $ 101,379
   March 31, 1996     $ 364,865             $   85,364

Under the terms of its Advisory agreement with each of the Funds, the Adviser also provides certain administrative services. First Data Investor Services, Inc. is the shareholder servicing, accounting, transfer and dividend paying agent. Each of the Funds pays its own expenses, including, but not limited to auditing, legal, tax preparation and consulting, insurance, custodial, accounting, shareholder servicing and shareholder report expenses. Fees paid to First Data Investor Services are determined by contract as approved by the Trustees.

Bank of New York, 48 Wall Street, New York, NY, 10286 acts as custodian of the securities and other assets of each of the Funds. A custodian's responsibilities include generally safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund's investments. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Deloitte & Touche, 117 Campus Drive, Princeton, New Jersey 08540,
are the Funds' independent auditors, providing audit services, tax return preparation and other tax consulting services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. Ropes & Gray, One International Place, Boston, Massachusetts, 02110-2624, are legal counsel to the Series Fund and each of the Funds.


     PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING PERSONS

   Listed below are the names and addresses of those shareholders who, to the Short Fund's best knowledge, as of September 30, 1998, owned 5% or more of the shares of the Fund.

Dell USA L.P.
2112 Kramer Lane
Austin, TX  78758   30.73%

Charles Schwab & Co.
For the Beneficial Ownership of Its Accountholders
101 Montgomery Street
San Francisco, CA  94104 23.06%

First Trust/Datalynx
For the Beneficial Ownership of Its Accountholders
Post Office Box 173736
Denver, CO  80217   11.22%

The Officers and Trustees of the Short Fund together as a group owned less than 1.00% of the shares of the Short Duration Fund as of September 30, 1998.

   Listed   below   are  the  names  and   addresses   of   those
shareholders, who as of September 30, 1998, to the best knowledge of the Intermediate Fund, owned 5% or more of shares of the Fund.

Charles Schwab & Co.
For the Beneficial Ownership of Its Accountholders
101 Montgomery Street
San Francisco, CA  94104 55.94%

Webster Financial
Post Office Box 191
Waterbury, CT  0672029.63%

The Officers and Trustees of the Intermediate Fund together as a group owned less than 1.00% of the shares of the Fund as of September 30, 1998.

Potential Conflicts of Interest

Principals of the Adviser as individuals own approximately 70% of the common stock of Harrington Financial Group, the holding company for Harrington Bank, FSB (the "Bank"). The Bank invests in assets of the same types as those to be held by the Funds.

Douglas T. Breeden, in combination with immediate family members, controls over 75% of the common stock of Community First Financial Group, Inc. ("CFFG"), the holding company for certain 17 banks and thrifts to which the Adviser renders certain Investment Advisory Services. CFFG and its subsidiaries invest in assets of the same types as those to be held by the Funds.

The Adviser may also manage advisory accounts with investment objectives similar to or the same as those of the Short or Intermediate Fund, or different from both Funds, but trading in the same type of securities and instruments. Portfolio decisions and results of both Funds' investments may differ from those of such accounts managed by the Adviser. When two or more accounts managed by the Adviser seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among the accounts on a basis determined by the Adviser in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the position obtainable for the Short or Intermediate Fund.


    POLICIES REGARDING BROKERS USED IN PORTFOLIO TRANSACTIONS

Under the Advisory Agreement, the selection of brokers and dealers to execute transactions on behalf of a Fund is made by the Adviser in accordance with criteria set forth in the Advisory Agreement and any directions which the Board of Trustees may give. However, each of the Funds does not anticipate that it will incur a significant amount of brokerage expense because brokerage commissions are not normally incurred on investments in Mortgage Securities, which are generally traded on a "net" basis; that is, in principal amounts without the addition or deduction of brokerage commissions. The following table details the brokerage commissions paid by the Funds for the last three fiscal years:

                           Brokerage             Brokerage
 Fiscal Year Ended        Commissions           Commissions
                       Paid By Short Fund   Paid By Intermediate
                                                    Fund

   March 31, 1998     $ 25,408              $ 2,038
   March 31, 1997     $ 51,367              $ 4,203
   March 31, 1996     $ 46,156              $ 3,483

When placing a portfolio transaction, the Adviser attempts to obtain the best net price and execution of the transaction. On portfolio transactions that are done on a securities exchange, the amount of commission paid by the Short or Intermediate Fund is negotiated between the Adviser and the broker executing the transaction. The Adviser seeks to obtain the lowest commission rate available from brokers that are felt to be capable of efficient execution of the transactions. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other institutional investors of comparable size.

Securities may be purchased directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and the asked price. No broker or dealer affiliated with the Funds or with the Adviser may purchase securities from, or sell securities to, the Funds.

When it is felt that several brokers or dealers are equally able to provide the best net price and execution, the Adviser may decide to execute transactions through brokers or dealers who provide quotations and other services to the Short or
Intermediate Fund, specifically including the quotations necessary to determine each of the Fund's net assets, in such amount of total brokerage as may reasonably be required in light of such services, and through brokers and dealers who supply statistical and other data to both Funds in such amount of total brokerage as may reasonably be required.

The Adviser conducts extensive proprietary fixed income research with emphasis on mortgage-backed securities. The Adviser is not dependent on any broker for such research and analysis and, thus is able to transact business with brokers regardless of the brokers' research capabilities or provision of such research to brokerage customers. The Adviser uses multiple electronic quotation services for trading and pricing purposes. The Adviser pays for these services directly out of its advisory fees. The Adviser is not involved in any soft dollar arrangements. The Adviser does utilize broker pricing guidance for certain assets not consistently available through electronic quotation services.


  ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS OF
                           FUND SHARES

All checks, drafts, wires and other payment mediums used for purchasing or redeeming shares of either of the Funds must be denominated in U.S. Dollars. Each Fund reserves the right, in its sole discretion, to either (a) reject any order for the purchase or sale of shares denominated in any other currency, or
(b) to honor the transaction or make adjustments to shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. Dividend checks which are returned to a Fund marked "unable to forward" by the postal service will be deemed to be a request to change the dividend option and the proceeds will be reinvested in additional shares at the current net asset value until new instructions are received.

Redemptions in Kind

The Funds have committed themselves to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of either Fund's net assets at the beginning of such 19
period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of either of the Funds in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of either of the Funds. In such circumstances, the securities distributed would be valued at the price used to compute the Short or Intermediate Fund's net assets. Should the Short or Intermediate Fund do so, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Principal Underwriter

   FPS Broker Services, Inc. (the "Principal Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, is the principal underwriter for the Funds, and is acting on a best efforts basis. Effective on or about January 1, 1999, pursuant to an asset purchase plan entered into by the parent companies of FPS Broker Services, Inc. and First Data Broker Services, Inc., First Data Broker Services, Inc. (also, the "Principal Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, is expected to become the principal underwriter for the Funds and will act on a best efforts basis. Both FPS Broker Services, Inc. and First Data Broker Services,
Inc. are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous.

The underwriting agreement with the Principal Underwriter provides that each Fund will pay all fees and expenses in connection with: registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders. (See the description of the Distribution Plan in the Prospectus). The Principal Underwriter acts as the agent of both the Funds in connection with the sale of their shares in all states in which the shares are qualified and in which the Principal Underwriter is qualified as a broker-dealer. Under the underwriting agreement, the Principal Underwriter may accept orders for either Fund's shares at the offering price. The Principal Underwriter may enter into agreements with other broker-dealers for the sale of Short or Intermediate Fund shares by them.

The Principal Underwriter is paid approximately $15,000 in total by the Adviser for its services to the two Funds. In addition, for the year March 31, 1998, the Principal Underwriter received no sales charges or commissions.

Calculation of Net Asset Value

As noted in the Prospectus, the Funds will generally calculate their net asset value as of the close of trading each Monday through Friday that the Adviser and Transfer Agent are open for business and sufficient trading takes place to impact the value 20
of the Short or Intermediate Fund assets. As of the date of this Statement, current holiday schedules indicate that the net asset value will not be calculated on: New Year's Day, Presidents' Day, Dr. Martin Luther King Day Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day, the day following Thanksgiving, Christmas Eve, and Christmas Day.

Reinvestment Date

The dividend reinvestment date is the date on which the additional shares are purchased for the investor who has his dividends reinvested. This date will vary from month to month and is not necessarily the same date as the record date or the payable date for cash dividends.

Ownership and Authority Disputes

In the event of disputes involving multiple claims of ownership or authority to control a shareholder's account, each Fund has the right (but no obligation) to (a) require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or account with a court of competent jurisdiction, or (c) surrender ownership of all or a portion of the account to the Internal Revenue Service in response to a Notice of Levy.


                              TAXES

Taxation of the Funds

For federal income tax purposes, each of the Funds will be treated as a separate corporation. Each of the Funds intends to qualify each year and elects to be treated as regulated investment companies ("RICs") for federal income tax purposes. To so qualify, the Funds must, among other things: (i) derive at least 90% of their gross income for each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; and (ii) diversify their holdings so that at the end of each quarter of the taxable year (A) at least 50% of the value of each of the Fund's assets would be represented by cash, U.S. Government securities, securities of other RICs, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of each of the Fund's assets nor more than 10% of the voting securities of such issuer and (B) not more than 25% of the value of each of the Fund's assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other
RICs).

If the Funds qualify as RICs and distribute to their shareholders at least 90% of their net investment income (including tax-exempt interest and net short-term capital gain but not net capital gain, which is the excess of net long-term capital gains over net short term capital losses), then the Funds will not be subject to federal income tax on the income so distributed. However, the 21
Funds will be subject to corporate income tax on any undistributed income. In addition, either of the Funds would be subject to a nondeductible 4% excise tax on the amount by which the income it distributed in any calendar year would be less than a minimum distribution amount. The minimum distribution amount required to avoid the excise tax for a calendar year equals the sum of (i) 98% of a Fund's ordinary income (excluding tax-exempt interest income) for such calendar year; (ii) 98% of the excess of capital gains over capital losses for the one year period ending on October 31 of each year; and (iii) 100% of the undistributed ordinary income and gains from prior years. For purposes of the excise tax, any income or capital gains retained by, and taxed in the hands of, either of the Funds will be treated as having been distributed.

Both Funds intend to distribute sufficient income so as to avoid corporate income tax and excise tax. The Short Fund may be subject to a 4% excise tax to the extent that the amount of ordinary income distributed during the calendar year is less than 98% of the ordinary income (excluding tax-exempt interest income) for the year. The Short Fund will endeavor to pay dividends in such a manner that an excise tax will not be incurred. The Short Fund also may elect to retain all or a portion of its net capital gain, as described under "Taxation of Shareholders Distributions" below.

Any capital losses resulting from the disposition of securities can be used only to offset capital gains and cannot be used to reduce a Fund's ordinary income. Such capital losses may be carried forward for eight years. If any capital losses have not been utilized at the time a Fund terminates, such capital losses will become unusable.

Taxation of Shareholders

Distributions. In general, all distributions to shareholders attributable to the Short or Intermediate Fund's net investment income (including any tax-exempt interest income distributed) will be taxable as ordinary dividend income whether paid in cash or in additional shares.

To the extent either of the Funds does realize net capital gains, it intends to distribute such gains at least annually and designate them as capital gain dividends. Capital gain dividends are taxable as capital gains, whether paid in cash or in additional shares, regardless of how long the shares have been held. The Short or Intermediate Fund may elect to retain net capital gains and pay corporate income tax thereon. In such event, the Short or Intermediate Fund would most likely make an election that would require each shareholder of record on the last day of the Fund's taxable year to include in income for tax purposes his proportionate share of the Fund's undistributed net capital gain. If such an election is made, each shareholder would be entitled to credit his proportionate share of the tax paid by the Fund against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the shareholder would be entitled to increase the basis of his shares for federal tax purposes by an amount equal to 66% of his proportionate share of the undistributed net 22 capital gain.

Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes as receiving an equivalent amount of cash. In general, the basis of such shares will equal the amount of cash that the shareholder would have received if he had elected to receive distributions in cash.

Liquidating distributions which, in the aggregate, exceed a shareholder's basis in shares will be treated as gain from the sale of shares. If a shareholder receives, in the aggregate, liquidating distributions which are less than such basis, such shareholder will recognize a loss to that extent. Dividends and other distributions by either the Short or Intermediate Fund are generally taxable to the shareholders at the time the dividend or distribution is made.

If a shareholder purchases shares at a cost that reflects an anticipated dividend, such dividend will be taxable even though it represents economically a return of part of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a distribution.

   Sale or Redemption of Shares. The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise the gain or loss on the sale, exchange or redemption of Fund shares generally will be treated as short-term capital gain or loss. In addition, any loss (not already disallowed as provided in the next sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt  Investors.  If a shareholder that is a  benefit  plan investor (e.g., an individual retirement account, pension plan 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in the Short or Intermediate Fund for the year would equal the total income recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Tax Consequences of Certain Fund Investments
   Hedging Transactions. Each of the Funds intends to engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed nonequity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of Section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short term capital losses into long-term capital losses. Either Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of a Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The character of the Short or Intermediate Fund's taxable income will, in most cases, be determined on the basis of reports made to the Funds by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of a Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding both Funds and investors in the shares.

   THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX
CONSEQUENCES TO IT OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                  STANDARD PERFORMANCE MEASURES

Performance

As noted in the Prospectus, a Fund may from time to time quote various performance figures to illustrate its past performance.
It may occasionally cite statistics to reflect its volatility or risk.

Performance quotations by investment companies are subject to rules adopted by the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by a Fund to compute or express performance follows.

Total Return

The average annual total return is determined by finding the average annual compounded rates of return over one, five, and ten year periods (or for the life of a Fund, if shorter) that would equate an initial hypothetical $1000 investment to its ending redeemable value. The calculation assumes no sales charge is deducted from the initial $1000 purchase order, capital gains and all income dividends are reinvested at net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten year period and the deduction of all applicable charges and fees.

A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1000 investment, according to the following formula:

                     P(1+T)n = ERV
     where:
          P    =    a hypothetical initial payment of  $1000
          T    =    average annual total return
          n    =    number of years
                     ERV   =      ending redeemable  value  of  a
                hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of said 1, 5, or 10 year periods (or fractional portion thereof).

As discussed in the Prospectus, a Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as a Fund's average annual compounded rate, except that such quotations will be based on a Fund's actual aggregate return for a specified period as opposed to its average return over certain periods.

Yield

Current yield reflects the income per share earned by a Fund's portfolio investments. Current yield is determined by dividing the net investment income per share earned during a 30 day base period by the offering price or net asset value per share, as the case may be, on the last day of the period and analyzing the result, according to the following formula:

               Yield = 2 [(a-b + 1)6 -1]
                      cd
     where:
               a    =    dividends and interest earned during the
period.
                b    =    expenses accrued for the period (net of
reimbursements).
                               c     =          the average daily
                         number of shares outstanding during  the
                         period  that  were entitled  to  receive
                         dividends.
                              d    =         the maximum offering
                         price or net asset value per share, as the case may be, on the last day of the period.

The following table shows the average annual total return for the periods stated, and yield for the Funds for the 30-day period ended March 31, 1998.

                  Average Annual Total Return
               One Year    Five Years    Inception     30-Day
                                                        Yield

 Short Fund  6.25%         5.60%        5.60%        5.14%
Intermediate 10.64%        7.26%        8.50%        5.60%
    Fund

The investment results of the Funds, like all others, fluctuate over time. Thus, performance figures should not be considered to represent what an investment may earn in the future or what the Short or Intermediate Fund's yield or total return may be for any future period.

Current Distribution Rate

Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which will be paid to a Fund's shareholders. Amounts paid to shareholders are reflected in the quoted "current distribution rate." The current distribution rate is computed by dividing the total amount of dividends, excluding long-term capital gains, per share paid by a Fund during the past twelve months by its current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and net equalization credits and is calculated 26 over a different period of time.

Volatility

Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on a Fund to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less that 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

A statistic often used by sophisticated institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio. This statistic is a Fund's excess return (relative to T-Bills) divided by the standard deviation of its returns.

Comparisons and Advertisements

To help investors better evaluate how an investment in a Fund might satisfy their objective, advertisements regarding either of the Funds may discuss various measures of a Fund's performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

a) Lipper-Mutual Fund Performance Analysis, Lipper-Fixed Income Analysis, and Lipper-Mutual Fund Indices - measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

b)   CDA   Mutual   Fund  Report,  published  by  CDA  Investment
     Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity and fixed income funds.

d)   Financial  publications: Barron's, Business  Week,  Changing
     Times, Financial World, Forbes, Fortune, and Money magazines - rate fund performance over specified time periods.

e) Consumer Price Index (or Cost Of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.
f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index - measures yield, price, and total return for Treasury, Agency, Corporate, and Mortgage bonds. All issues mature in one year or more and have at least $50 million outstanding, with the exception of mortgages. The entry criteria for mortgage issues is $200 million for each coupon.

i) Salomon Brothers Mortgage Index - measures only the mortgage component of the Salomon Brothers Broad Bond Index.

j) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for Long-
     Term High Yield Index, Intermediate Term High Yield Index, and Long-Term Utility High Yield Index.

k) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

l)   Lehman Brothers Government/Corporate Bond Index.

m) Standard & Poor's Bond Indices - measure yield and price of Corporate, Municipal, and Government bonds.

n)   Other  taxable investments including certificates of deposit
     (CD's), money market deposit accounts (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

o) Historical data supplied by the research departments of Lehman Brothers, First Boston Corporation, Morgan Stanley,
     Salomon  Brothers, Merrill Lynch, Goldman Sachs,  Prudential
     Securities and Donaldson Lufkin and Jenrette.

p) Donoghues's Money Fund Report - industry averages for 7-day annualized and compounded yields of taxable, taxfree and government money funds.

q) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan Laboratories or other suppliers.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical, and in some cases is very different, to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to such other averages.
Shareholders should note that the investment results of the Short or Intermediate Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a shareholder's yield or total return may be in any future period.

Shareholders should also note that although the Funds believe that there are substantial benefits to be realized by investing in its shares, such investments also involve certain risks. (See "Investment Objectives and Policies of the Fund Risks of Mortgage Securities" in the Funds' Prospectus).


       ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS

As the investments permitted to the Funds are primarily in mortgage securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, the shares of either the Short or Intermediate Fund may be eligible for investment by federally chartered credit unions, federally chartered thrifts, and national banks. Either of the Funds may be a permissible investment for certain state chartered institutions as well, including state and local government authorities and agencies. Any financial institution or agency considering an investment in either of the Funds should refer to the applicable laws and regulations governing its operations in order to determine if a Fund is a permissible investment.


                             EXPERTS

The annual financial statements of both the Short and Intermediate Funds and related notes thereto attached to this Statement of Additional Information have been so attached in reliance upon the report of Deloitte & Touche LLP, independent auditors, given in authority of said firm as experts in auditing and accounting.


                       FINANCIAL STATEMENTS

The audited annual financial statements of the Funds are attached and follow the Appendix.
                            APPENDIX

Description of Moody's Investors Service, Inc.'s corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude,or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Description of Standard & Poor's Corporation's corporate bond ratings:

AAA -     Bonds rated AAA are given the highest rating assigned  by
Standard & Poor's to a debt obligation,
          which indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -       Bonds  rated A have a strong capacity to pay  principal
          and   interest,   although  they  are   somewhat   more
          susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they
          normally   exhibit   protection   parameters,   adverse
          economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.
BB, B,
CCC, CC -              Bonds rated BB, B, CCC and CC are regarded,
          on balance, predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
          While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.





                                ANNUAL REPORTS



                         Smith Breeden Short Duration
                             U.S. Government Fund


                      Smith Breeden Intermediate Duration
                             U.S. Government Fund


                     Smith Breeden Equity Market Plus Fund


                     Smith Breeden Financial Services Fund


                                 March 31, 1998

TABLE OF CONTENTS


Letter to Our Shareholders                                    1
Smith Breeden Short Duration U.S. Government Fund
     Performance Review                                       2
     Schedule of Investments                                  4
     Statement of Assets and Liabilities                      6
     Statement of Operations                                  7
     Statements of Changes in Net Assets                      8
     Financial Highlights                                     9
     Notes to Financial Statements                           10
     Report of Independent Auditors                          13
Smith Breeden Intermediate Duration U.S. Government Fund
     Performance Review                                      14
     Schedule of Investments                                 16
     Statement of Assets and Liabilities                     17
     Statement of Operations                                 18
     Statements of Changes in Net Assets                     19
     Financial Highlights                                    20
     Notes to Financial Statements                           21
     Report of Independent Auditors                          24
Smith Breeden Equity Market Plus Fund
     Performance Review                                      25
     Schedule of Investments                                 27
     Statement of Assets and Liabilities                     29
     Statement of Operations                                 30
     Statements of Changes in Net Assets                     31
     Financial Highlights                                    32
     Notes to Financial Statements                           33
     Report of Independent Auditors                          36
Smith Breeden Financial Services Fund
     Performance Review                                      37
     Schedule of Investments                                 39
     Statement of Assets and Liabilities                     40
     Statement of Operations                                 41
     Statement of Changes in Net Assets                      42
     Financial Highlights                                    43
     Notes to Financial Statements                           44
     Report of Independent Auditors                          47

                          LETTER TO OUR SHAREHOLDERS

Dear Fellow Shareholder:

For many of you, this will be the first annual report you will have received as a shareholder in the Smith Breeden Mutual Funds. Our growth has been both exciting and gratifying, as we have welcomed over 6,000 new shareholders to Smith Breeden since March of 1997. We wish to give each of you a warm welcome to the family.

Although this is the first annual report for many shareholders, it is the sixth report that we have issued for our funds, which commenced operations in 1992. It has only been in the last year that we have become widely known, as evidenced by our growth. We attribute this growth to a combination of factors. Many national publications have recognized our funds' fine performance. In addition, indexing is now receiving increased attention as an attractive investment strategy. Many shareholders have also recommended our funds to friends and relatives. The Smith Breeden Funds offer disciplined and successful investment alternatives within the basic domestic asset classes: stocks, bonds and cash. We invite you to continue to spread the word about us to your friends and family. Our representatives are available to answer any questions at (800) 221-3138. Information is also available at Smith Breeden's web site at www.smithbreeden.com.

1997 was an important year for us not only because of the recognition we received, but also because we launched a new fund, the Smith Breeden Financial Services Fund. Smith Breeden has been a successful investor in, and consultant to, financial institutions for many years. In fact, Smith Breeden started in business in 1982 as a consultant to banks and thrifts. We are proud to be able to offer you this expertise through our new fund. The Financial Services Fund commenced its operations on December 22, 1997 and its financial statements are included in this report. Please take a moment to review its performance and operations.

We continue to explore new ways to deliver our investment expertise to you. We are considering additions to our fund family within additional asset classes to allow our investors to diversify their portfolios further, and thereby to seek the combination of risk and return best suited to each person's own goals and constraints. We will keep you informed as our plans progress.

Thank you for your continued trust in the Smith Breeden Mutual Funds.

Sincerely,


[GRAPHIC OMITTED]



[GRAPHIC OMITTED]





Douglas T. Breeden                      Michael J. Giarla
Chairman                                President

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
                              PERFORMANCE REVIEW


     The Smith Breeden Short Duration U.S. Government Fund provided a total return of 6.24% in the year ended March 31, 1998. The Fund's return exceeded its benchmark, the six-month U.S. Treasury Bill, by 0.57% for the year. The Fund's return versus money-market funds was even more compelling, with the average money-market fund yielding 5.03%1 in the year. This was accomplished steadily over the year, with the Fund's return exceeding the benchmark return in each calendar quarter. Since the Fund's inception in June 1992, it has provided an annualized return 0.71% in excess of the six-month U.S. Treasury Bill. The graph below plots the Fund's return versus both its benchmark and the average return of Morningstar's Ultra-Short Bond Fund category.


[GRAPHIC OMITTED]




     Interest rates declined in the year, with the five-year U.S. Treasury Note yield dropping 1.12%, from 6.74% at March 31, 1997 to 5.62% at March 31, 1998. At the short end of the yield curve, the yield on the six-month U.S. T-Bill fell from 5.54% to 5.26%, or just 0.28%. This overall flattening in the yield curve resulted from a combination of economic events. The Federal Government budget deficit declined, which reduced the U.S. Treasury's need to issue new debt. The resultant reduction in supply of U.S. Treasury securities helped drive yields down. Financial turmoil in Asia made U.S. Treasury securities even more popular as a financial safe-harbor, increasing demand for U.S. Treasury debt while supply was falling. Meanwhile, the Federal Reserve continued to be watchful for signs of inflation amid strong economic growth and unemployment at thirty-year lows, and they maintained their short-term rate at 5.50%. This placed a floor under short-term rates, preventing a significant decline in yields on Treasury Bills, and the result was a flatter yield curve.


---------
1. Average money-market fund yield from The Wall Street Journal.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
     Part of the Fund's return over the return on the six-month U.S. Treasury Bill was due to the favorable performance of mortgage-backed securities when compared with U.S. Treasury securities. Expectations of future interest rate volatility declined in tandem with the fall in interest rates. Mortgage-backed securities perform best in steady interest rate environments, and so investors are willing to pay comparatively more for mortgages when they expect stable interest rates. The decline in expected interest rate volatility occurred despite some unsettled periods during the year, especially at the height of the recent Asian crisis. As long-term interest rates fell below 6.0% at the end of the third quarter of 1997, many mortgage investors braced for an expected surge in prepayments, and longer-duration mortgages underperformed comparable U.S. Treasury securities. The benign effect of declining volatility was enough, however, to outweigh the effect of faster prepayments for the mortgage sector as a whole.

     The Fund aims to add value by investing selectively in favorably valued sectors of the mortgage market. During the year, the Fund reduced its overall level of investment in mortgages and increased its cash holdings as interest rates declined and the likelihood of a prepayment surge increased. The Fund also reduced holdings in longer-term and higher-coupon fixed-rate mortgages in the latter part of 1997, to reduce prepayment risk in the fund. The first quarter of 1998 saw the expected surge in prepayments, and the Fund was successful in outperforming the six-month U.S. Treasury Bill even in this difficult period.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         MARCH 31, 1998



                                                                                                    Market
  Face Amount   Security                                                                            Value
--------------- ------------------------------------------------------------------------------ ---------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 132.69%
                Freddie Mac -- 32.91% (1)
                FH Gold
 $  7,900,000   6.00%, due 4/1/13 ............................................................  $  7,785,511
   10,000,000   6.50%, due 4/1/13 ............................................................    10,036,719
    7,650,530   8.50%, due 5/1/25 to 12/1/25 .................................................     7,984,036
                                                                                                ------------
                                                                                                  25,806,266
                                                                                                ------------
                Fannie Mae -- 32.82% (1)
                FN Interest only (2)
    1,324,877   9.00%, due 7/25/21 ...........................................................       351,642
                FN
   20,199,991   6.50%, due 1/1/28 to 2/1/28 ..................................................    19,978,824
    4,000,000   6.50%, due date to be announced ..............................................     3,955,406
    1,395,490   7.04%, due 12/1/06 ...........................................................     1,457,381
                                                                                                ------------
                                                                                                  25,743,253
                                                                                                ------------
                Government National Mortgage Association -- 66.45% (1)
                GNMA ARM
   26,245,770   5.00%, due 7/20/27 to 3/20/28 ................................................    26,221,553
   19,633,725   5.50%, due 8/20/27 to 11/20/27 (5) ...........................................    19,804,312
    3,591,256   7.00%, due 7/20/17 to 9/20/22 ................................................     3,691,293
    1,268,641   7.375%, due 5/20/22 to 4/20/24 ...............................................     1,301,807
                GNMA
    1,017,522   9.50%, due 7/15/09 to 9/15/21 ................................................     1,098,553
                                                                                                ------------
                                                                                                  52,117,518
                                                                                                ------------
                U.S. Treasury Bills -- 0.51%
      400,000   5.51% due 5/28/98 (3) ........................................................       396,802
                                                                                                ------------
                                                                                                     396,802
                                                                                                ------------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $103,210,947) ..........................................................   104,063,839
                                                                                                ------------
  Notional
   Amount       Three-Month LIBOR Interest Rate Swap Contracts -- (0.97)%
------------
 $ 20,000,000   Contract dated 6/22/93 with Prudential Global Funding, Expires 6/22/98,
                pay rate 5.458% ..............................................................        17,095
   20,000,000   Contract dated 8/31/93 with Salomon Swapco, Expires 8/30/00,
                pay rate 5.34% ...............................................................       259,820
   20,000,000   Contract dated 5/15/95 with Salomon Swapco, Expires 5/15/05,
                pay rate 6.951% ..............................................................    (1,038,677)
                                                                                                ------------
                Total Three-Month LIBOR Interest Rate Swap Contracts .........................      (761,762)
                                                                                                ------------
                Three-Month LIBOR Interest Rate Cap Contracts -- 0.34%
   50,000,000   Contract with Salomon Swapco, expires 4/23/03, Strike rate 7.50% .............       269,500
                                                                                                ------------
                Total Three-Month LIBOR Interest Rate Cap Contracts (Cost $1,509,907).........       269,500
                                                                                                ------------
  Contracts     Option Contracts -- 0.07%
------------
           80   Call on 5 Year US Treasury Note Futures, expires 5/98, strike price $111......  $      2,500
           40   Call on 30 Year US Treasury Bond Futures, expires 5/98, strike price $126.....         5,000
           80   Put on 5 Year US Treasury Note Futures, expires 5/98, strike price $108 ......        18,750
           40   Put on 30 Year US Treasury Bond Futures, expires 5/98, strike price $118 .....        25,000
                                                                                                ------------
                Total Option Contracts (Cost $78,112) ........................................        51,250
                                                                                                ------------
                TOTAL INVESTMENTS -- 132.13% (Cost $104,798,966) .............................   103,622,827
                                                                                                ------------

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                             MARCH 31, 1998





                                                                                Market
   Face Amount   Security                                                       Value
---------------- --------------------------------------------------------- ---------------
                 Reverse Repurchase Agreements -- (5.10%)
 $  (4,000,000)  Morgan Stanley 5.74% due 4/7/98 dated 3/31/98 (4) .......     (4,000,000)
                                                                               ----------
                                                                               (4,000,000)
                                                                               ----------
                 Short Sales -- (25.22%)
   (20,000,000)  FN 6.50% due date to be announced (5) ...................    (19,777,031)
                                                                              -----------
                                                                              (19,777,031)
                                                                              -----------
                 Other Liabilities, Less Cash and Other Assets -- (1.81%)      (1,417,941)
                                                                              -----------
                 NET ASSETS -- 100.00% ...................................  $  78,427,855
                                                                            =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at March 31, 1998. The adjusted rate is determined by adding a spread to a specified index.

(2) Represents an interest only stripped mortgage-backed security.

(3) Security is held as collateral by Carr Futures, Inc. The interest rate shown is the discount rate paid at time of purchase.

(4) Reverse repurchase agreement is collateralized by $4,166,424 face of GNMA ARM 5.50% due 8/20/27.

(5) Short sale represents the sale "against the box" of $20,000,000 FN 6.50% securities owned by the Fund.

Portfolio Abbreviations:
     ARM -- Adjustable-Rate Mortgage
     FH -- Freddie Mac
     FN -- Fannie Mae
GNMA -- Government National Mortgage Association



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

Assets
 Investments at market value (identified cost $104,798,966) (Note 1)......................     $ 103,622,827
 Cash ....................................................................................             7,459
 Restricted cash held to cover checkwriting privileges ...................................            28,000
 Receivables:
   Variation margin on futures contracts (Note 2) ........................................            43,765
   Subscriptions .........................................................................           155,740
   Interest ..............................................................................           487,618
   Securities sold .......................................................................        40,676,438
 Other assets ............................................................................            11,649
                                                                                               -------------
   Total Assets ..........................................................................       145,033,496
                                                                                               -------------
Liabilities
 Reverse repurchase agreement (proceeds $4,000,000) (Note 1)..............................         4,000,000
 Short sales at market value (proceeds $19,806,250).......................................        19,777,031
 Payables:
   Redemptions ...........................................................................            25,915
   Securities purchased ..................................................................        42,629,141
   Swap Interest (Note 2) ................................................................            33,441
   Due to Advisor (Note 3) ...............................................................            48,169
 Accrued expenses ........................................................................            91,944
                                                                                               -------------
   Total Liabilities .....................................................................        66,605,641
                                                                                               -------------
Net Assets
 (Applicable to outstanding shares of 7,904,459 unlimited number of shares of beneficial
   interest authorized; no stated par) ...................................................     $  78,427,855
                                                                                               =============
 Net asset value, offering price and redemption price per share ($78,427,855 / 7,904,459).     $        9.92
                                                                                               =============
Source of Net Assets
 Paid in capital .........................................................................     $  82,964,182
 Overdistributed net investment income ...................................................          (631,273)
 Accumulated net realized loss on investments ............................................        (2,702,907)
 Net unrealized depreciation of investments, interest rate swaps, interest rate caps, short
   sales and futures contracts ...........................................................        (1,202,147)
                                                                                               -------------
   Net Assets ............................................................................     $  78,427,855
                                                                                               =============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998

Investment Income
 Interest and discount earned, net of premium amortization and interest expense (Note 1) .    $  6,296,431
Expenses
 Advisory fees (Note 3) ..................................................................         727,735
 Accounting and pricing services fees ....................................................          59,134
 Custodian fees...........................................................................          37,145
 Audit and tax preparation fees ..........................................................          33,860
 Legal fees ..............................................................................          27,305
 Transfer agent fees .....................................................................          33,609
 Registration fees .......................................................................          24,489
 Trustees fees and expenses ..............................................................          66,931
 Insurance ...............................................................................          21,599
 Other ...................................................................................          10,482
                                                                                              ------------
   Total Expenses Before Reimbursement ...................................................       1,042,289
   Expenses reimbursed by Advisor (Note 3) ...............................................        (231,365)
                                                                                              ------------
   Net Expenses ..........................................................................         810,924
                                                                                              ------------
   Net Investment Income .................................................................       5,485,507
                                                                                              ------------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on investments ........................................................       2,886,352
 Change in unrealized appreciation (depreciation) of investments, interest rate swaps, interest
   rate caps, and futures contracts ......................................................      (2,022,049)
                                                                                              ------------
 Net realized and unrealized gain on investments .........................................         864,303
                                                                                              ------------
 Net increase in net assets resulting from operations ....................................    $  6,349,810
                                                                                              ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 Year Ended          Year Ended
                                                                               March 31, 1998      March 31, 1997
                                                                              ----------------   -----------------
Operations
 Net investment income ....................................................    $   5,485,507      $   10,225,930
 Net realized gain on investments .........................................        2,886,352             846,686
 Change in unrealized appreciation (depreciation) of investments,
   interest rate swaps, interest rate caps and futures contracts ..........       (2,022,049)          1,887,652
                                                                               -------------      --------------
 Net increase in net assets resulting from operations .....................        6,349,810          12,960,268
                                                                               -------------      --------------
Distributions to Shareholders
 Dividends from net investment income .....................................       (5,439,867)        (10,225,930)
 Dividends in excess of net investment income .............................               --            (929,596)
                                                                               -------------      --------------
 Total distributions ......................................................       (5,439,867)        (11,155,526)
                                                                               -------------      --------------
Capital Share Transactions
 Shares sold ..............................................................       46,118,603          59,328,830
 Shares issued on reinvestment of distributions ...........................        2,600,980           2,816,807
 Shares redeemed ..........................................................      (90,190,280)       (166,786,906)
                                                                               -------------      --------------
 Decrease in net assets resulting from capital share transactions (a) .....      (41,470,697)       (104,641,269)
                                                                               -------------      --------------
   Total Decrease in Net Assets ...........................................      (40,560,754)       (102,836,527)
Net Assets
 Beginning of period ......................................................      118,988,609         221,825,136
                                                                               -------------      --------------
 End of period ............................................................    $  78,427,855      $  118,988,609
                                                                               =============      ==============
(a) Transactions in capital shares were as follows:
   Shares sold ............................................................        4,669,660           6,065,723
   Shares issued on reinvestment of distributions .........................          264,390             289,222
   Shares redeemed ........................................................       (9,136,010)        (17,017,982)
                                                                               -------------      --------------
   Net decrease ...........................................................       (4,201,960)        (10,663,037)
   Beginning balance ......................................................       12,106,419          22,769,456
                                                                               -------------      --------------
   Ending balance .........................................................        7,904,459          12,106,419
                                                                               =============      ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.



                                      Year            Year
                                     Ended            Ended
                                   March 31,        March 31,
                                      1998            1997
                                --------------- ----------------
Net Asset Value,
 Beginning of Period ..........  $     9.83      $      9.74
                                 -----------     ------------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment income ........        0.484            0.476
 Net realized and
   unrealized gain (loss)
   on investments .............        0.114            0.146
                                 -----------     ------------
   Total from investment
    operations ................        0.598            0.622
                                 -----------     ------------
 Less Distributions
 Dividends from net
   investment income ..........       (0.508)          (0.476)
 Dividends in excess of
   investment income ..........           --           (0.056)
                                 -----------     ------------
   Total distributions ........       (0.508)          (0.532)
                                 -----------     ------------
Net Asset Value, End of
 Period .......................  $     9.92      $      9.83
                                 -----------     ------------
Total Return ..................         6.24%            6.57%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period.....  $78,427,855     $118,988,609
 Ratio of expenses to
   average net assets (2) .....         0.78%            0.78%
 Ratio of net investment
   income to average net
   assets .....................         5.28%            5.04%
 Portfolio turnover rate ......          626%             556%
 Ratio of expenses to
   average net assets
   before reimbursement
   of expenses by the
   Advisor (2)                          1.00%            0.93%
 Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by the
   Advisor                              5.06%            4.90%



                                                                                    For the Period
                                      Year             Year             Year          March 31,
                                      Ended            Ended            Ended          1992 (1)
                                    March 31,        March 31,        March 31,      to March 31,
                                      1996             1995             1994             1993
                                ---------------- ---------------- ---------------- ---------------
Net Asset Value,
 Beginning of Period ..........  $      9.90      $      9.90      $     10.00      $    10.00
                                 ------------     ------------     ------------     -----------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment income ........         0.621            0.628            0.432           0.552
 Net realized and
   unrealized gain (loss)
   on investments .............        (0.148)              --          ( 0.070)          0.002
                                 ------------     ------------     ------------     -----------
   Total from investment
    operations ................         0.473            0.628            0.362           0.554
                                 ------------     ------------     ------------     -----------
 Less Distributions
 Dividends from net
   investment income ..........        (0.621)          (0.628)         ( 0.462)        ( 0.554)
 Dividends in excess of
   investment income ..........        (0.012)              --               --              --
                                 ------------     ------------     ------------     -----------
   Total distributions ........        (0.633)          (0.628)         ( 0.462)        ( 0.554)
                                 ------------     ------------     ------------     -----------
Net Asset Value, End of
 Period .......................  $      9.74      $      9.90      $      9.90      $    10.00
                                 ------------     ------------     ------------     -----------
Total Return ..................          4.95%            6.58%            3.67%           5.67%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period.....  $221,825,136     $218,431,665     $218,167,491     $48,531,206
 Ratio of expenses to
   average net assets (2) .....          0.78%            0.78%            0.78%           0.78%
 Ratio of net investment
   income to average net
   assets .....................          6.29%            6.33%            4.17%           4.53%
 Portfolio turnover rate ......           225%              47%             112%              3%
 Ratio of expenses to
   average net assets
   before reimbursement
   of expenses by the
   Advisor (2)                           0.93%            0.92%            1.00%           2.58%
 Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by the
   Advisor                               6.13%            6.18%            3.95%           2.73%

---------
(1) Commencement of operations.

(2) Through March 31, 1995, expense ratios include both the direct expenses of the Smith Breeden Short Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Smith Breeden Institutional Short Duration U.S. Government Fund.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund" or "Fund", formerly the Smith Breeden Short Duration U.S. Government Series) and the Smith Breeden Intermediate Duration U.S. Government Fund (formerly, the Smith Breeden Intermediate Duration U.S. Government Series). The following is a summary of accounting policies consistently followed by the Fund.

A. Security Valuation: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. Dollar Roll Agreements: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. Distributions and Taxes: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had a net capital loss carryforward of $1,792,811, with $963,255 expiring on March 31, 2004, and $829,556 expiring on March 31, 2005.

F. Securities Transactions, Investment Income and Expenses: Securities transactions are recorded on the trade date. Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


1. SIGNIFICANT ACCOUNTING POLICIES -- Continued
G. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

Derivative Financial Instruments Held or Issued for Purposes other than
Trading: Interest rate futures, swap, cap and option contracts are used for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration.

A. Futures Contracts: On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund had the following open futures contracts as of March 31, 1998:



                                Number of                     Expiration        Unrealized
Type                            Contracts     Position          Month           Gain/(Loss)
----------------------------   -----------   ----------   -----------------   --------------
5 Year Treasury ............        39       Long         June, 1998            $   (5,355)
10 Year Treasury ...........        86       Long         June, 1998               (59,512)
3 Month Eurodollar .........        95       Long         June, 1998                (6,365)
3 Month Eurodollar .........       (60)      Short        March, 1999             (143,770)
3 Month Eurodollar .........        50       Long         September, 2001          159,775
                                                                                ----------
                                                          Total                 $  (55,227)
                                                                                ==========

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at March 31, 1998 was $396,802.

B. Interest Rate Swap Contracts: The Fund may enter into over-the-counter transactions swapping interest rates. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties. The Fund's interest rate swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. As of March 31, 1998, the Fund had three open interest rate swap contracts. In each of the contracts, the Fund has agreed to pay a fixed rate and receive a floating rate. The floating rate on the contracts resets quarterly and is the three month London Inter-Bank Offered Rate ("LIBOR"). The Fund will not enter into interest rate swap contracts unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the counterparty is rated either AA or A-1 or better by Standard & Poor's Corporation, or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


2. FINANCIAL INSTRUMENTS -- Continued
acceptable to either agency) at the time of entering into such a transaction. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations under the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, receiving payments owed to it under the swap contracts. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the interest rate swaps, and may realize a loss. The Fund records gains and losses under interest rate swap contracts as realized gains or losses on investments.

The Fund's interest payable on the interest rate swap contracts as of March 31, 1998 was $33,441, and swap contract interest receivable was $6,410. No collateral is required under these contracts.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Fund had one interest rate cap contract open at March 31, 1998.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reimburse normal business expenses of the Fund through August 1, 1998 so that total direct and indirect operating expenses do not exceed 0.78% of its average net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion except that the Advisor has agreed to limit expenses of the Fund to 0.78% through August 1, 1998. For the year ended March 31, 1998, the Advisor received $727,735 in fees and reimbursed the Fund $231,365.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the year ended March 31, 1998 purchases and proceeds from sales of securities, other than short-term investments, aggregated $653,578,765 and $688,170,564 respectively for the Fund. The cost of the Fund's securities for federal income tax purposes at March 31, 1998, is $104,798,966. Net unrealized depreciation of investments, short sales and futures contracts consists of:



            Gross unrealized appreciation  $   1,838,234
            Gross unrealized depreciation     (3,040,381)
                                           -------------
            Net unrealized depreciation    $  (1,202,147)
                                           =============

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Smith Breeden Short Duration U.S. Government Fund of the Smith Breeden Series
Fund:



We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Smith Breeden Short Duration U.S. Government Fund (formerly "Smith Breeden Short Duration U.S. Government Series") of the Smith Breeden Series Fund (the "Fund") as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Smith Breeden Short Duration U.S. Government Fund of the Smith Breeden Series Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1998

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
                              PERFORMANCE REVIEW


     The Smith Breeden Intermediate Duration U.S. Government Fund provided a total return of 10.65% in the year ending March 31, 1998. By comparison, the return on the Fund's benchmark, the Salomon Smith Barney Mortgage Index, was 10.92%. The one-year return for the five-year U.S. Treasury Note, which is comparable in interest rate risk to the Fund, was 10.52%. The return on the average Government Mortgage mutual fund for the year was 10.15%, as measured by Morningstar. Over five years, the Fund has returned 7.27%, versus the 5.80% return on the average Government Mortgage Fund, and the 7.05% return on the Salomon Smith Barney Mortgage Index. Since the Fund's inception, its return of 8.51% has exceeded that of its benchmark by 0.29% on an annualized basis. The graph below plots the Fund's return versus its benchmark, which as noted in the graph, changed effective January 1, 1994. The graph also shows the Fund's return versus the average return of the Morningstar's Government Mortgage Fund category.
[GRAPHIC OMITTED]




     Interest rates declined in the year, with the five-year U.S. Treasury Note yield dropping 1.12%, from 6.74% at March 31, 1997 to 5.62% at March 31, 1998. At the short end of the yield curve, the yield on the six-month U.S. T-Bill fell from 5.54% to 5.26%, or just 0.28%. This overall flattening in the yield curve resulted from a combination of economic events. The Federal Government budget deficit declined, which reduced the U.S. Treasury's need to issue new debt. The resultant reduction in supply of U.S. Treasury securities helped drive yields down. Financial turmoil in Asia made U.S. Treasury securities even more popular as a financial safe-harbor, increasing demand for U.S. Treasury debt while supply was falling. Meanwhile, the Federal Reserve continued to be watchful for signs of inflation amid strong economic growth and unemployment at thirty-year lows, and they maintained their short-term rate at 5.50%. This placed a floor under short-term rates, preventing a significant decline in yields on Treasury Bills, and the result was a flatter yield curve.

     The Fund's return over the return on comparable-duration U.S. Treasury Notes was due to three factors:

     1) The higher yield offered by mortgage-backed securities as compared to U.S. Treasury securities,
   2) The decline in expectations of future interest rate volatility, and
     3) How the fund was positioned within the mortgage sector.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
     Expectations of future interest rate volatility declined in tandem with the fall in interest rates. Mortgage-backed securities perform best in steady interest rate environments, and so investors are willing to pay comparatively more for mortgages when they expect stable interest rates. The decline in expected interest rate volatility occurred despite some unsettled periods during the year, especially at the height of the recent Asian crisis. As long-term interest rates fell below 6.0% at the end of the third quarter of 1997, many mortgage investors braced for an expected surge in prepayments, and longer-duration mortgages underperformed comparable U.S. Treasury securities. The benign effect of declining volatility was enough, however, to outweigh the effect of faster prepayments for the mortgage sector as a whole.

     Given the decline in interest rates in the year, we adjusted the level of prepayment risk to which the Fund was exposed. The weighting of fixed-rate mortgages, which are more susceptible than adjustable-rate mortgages to poor performance when prepayments are high, was reduced from 73% of net assets in March 1997, to 57% of net assets in March 1998. We raised the level of short-term cash investments in the fund by a comparable amount. The fund's investment in adjustable-rate mortgages remained steady at about 30% of net assets. Within the fixed-rate segment of the portfolio, we reduced the range of coupons from 7.0%-9.5% to 6.0%-7.5%. Higher coupon fixed-rate mortgages see faster prepayments when interest rates fall significantly as homeowners have the opportunity to refinance their mortgages at lower rates.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         MARCH 31, 1998


                                                                                                  Market
   Face Amount     Security                                                                        Value
----------------   -----------------------------------------------------------------------   ----------------
                   U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 119.62%
                   Freddie Mac -- 30.61% (1)
                   FH Gold
 $   2,000,000     6.00%, due date to be announced .......................................    $   1,971,017
     9,950,001     6.50%, due 2/1/28 to 3/1/28 ...........................................        9,852,906
                                                                                              -------------
                                                                                                 11,823,923
                                                                                              -------------
                   Fannie Mae -- 51.25% (1)
                   FN
    13,129,998     6.50%, due 1/1/28 to 3/1/28 ...........................................       12,986,239
       739,097     6.98%, due 6/1/07 .....................................................          769,228
     2,540,268     7.00%, due 1/1/28 to 2/1/28 ...........................................        2,566,380
     3,400,000     7.50%, due date to be announced .......................................        3,486,195
                                                                                              -------------
                                                                                                 19,808,042
                                                                                              -------------
                   Government National Mortgage Association -- 37.55% (1)
                   GNMA
     3,035,275     7.00%, due 3/15/26 to 1/15/28 .........................................        3,067,892
                   GNMA ARM
     3,029,997     5.00%, due 2/20/28 ....................................................        3,015,425
     2,000,000     5.00%, due date to be announced .......................................        1,989,688
     2,986,617     5.50%, due 11/20/27 ...................................................        3,010,007
     1,854,871     7.00%, due 3/20/16 to 8/20/18 .........................................        1,906,272
     1,479,719     7.375%, due 6/20/16 to 4/20/22 ........................................        1,520,438
                                                                                              -------------
                                                                                                 14,509,722
                                                                                              -------------
                   U.S. Treasury Bills -- 0.21%
        10,000     5.11%, due 8/20/98 (2) ................................................            9,801
        70,000     5.51%, due 5/28/98 (2) ................................................           69,440
                                                                                              -------------
                                                                                                     79,241
                                                                                              -------------
                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $46,188,181)..........       46,220,928
                                                                                              -------------
                   TOTAL INVESTMENTS (Cost $46,188,181)--119.62%..........................       46,220,928
                                                                                              -------------
                   Short Sales -- (33.27%)
   (13,000,000)    FN 6.50%, due date to be announced (3) ................................      (12,855,070)
                                                                                              -------------
                                                                                                (12,855,070)
                                                                                              -------------
                   Cash and Other Assets Less Liabilities -- 13.65% ......................        5,276,021
                                                                                              -------------
                   NET ASSETS -- 100.00% .................................................    $  38,641,879
                                                                                              =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at March 31, 1998. The adjusted rate is determined by adding a spread to a specified index.
(2) Security is held as collateral by Carr Futures, Inc. The interest rate shown is the discount rate paid at time of purchase.
(3) Short sale represents the sale "against the box" of $13,000,000 FN 6.50% securities owned by the fund.
Portfolio Abbreviations:
     ARM -- Adjustable-Rate Mortgage
     FH -- Freddie Mac
     FN -- Fannie Mae
GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998



Assets
 Investments at market value (identified cost $46,188,181)(Note 1)........................     $ 46,220,928
 Receivables: ............................................................................
   Subscriptions .........................................................................          157,910
   Interest ..............................................................................          228,512
   Securities sold .......................................................................       20,849,757
   Due from Advisor (Note 3) .............................................................            1,021
 Other assets ............................................................................            5,479
                                                                                               ------------
   Total Assets ..........................................................................       67,463,607
                                                                                               ------------
Liabilities
 Bank overdraft ..........................................................................          458,254
 Short sales at market value (proceeds $12,874,063).......................................       12,855,070
 Payables:
   Variation margin on futures contracts (Note 2) ........................................            5,623
   Securities purchased ..................................................................       15,429,655
   Redemptions ...........................................................................           32,575
   Distributions .........................................................................            4,236
 Accrued expenses ........................................................................           36,315
                                                                                               ------------
   Total Liabilities .....................................................................       28,821,728
                                                                                               ------------
Net Assets
 (Applicable to outstanding shares of 3,865,492; unlimited number of shares of beneficial
   interest authorized; no stated par) ...................................................     $ 38,641,879
                                                                                               ============
 Net asset value, offering price and redemption price per share ($38,641,879 / 3,865,492)      $      10.00
                                                                                               ============
Source of Net Assets
 Paid in capital .........................................................................     $ 38,590,422
 Overdistributed net investment income ...................................................         (134,448)
 Accumulated net realized gains on investments ...........................................          123,366
 Net unrealized appreciation of investments ..............................................           62,539
                                                                                               ------------
    Net Assets ...........................................................................     $ 38,641,879
                                                                                               ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998


Investment Income
 Interest and discount earned, net of premium amortization (Note 1) ......    $2,516,399
Expenses
 Advisory fees (Note 3) ..................................................       271,230
 Accounting and pricing services fees ....................................        39,913
 Custodian fees ..........................................................        15,432
 Audit & tax preparation fees ............................................        19,794
 Legal fees ..............................................................        18,482
 Transfer agent fees .....................................................        30,564
 Registration fees .......................................................        12,333
 Trustees fees and expenses ..............................................        18,125
 Insurance ...............................................................        10,881
 Other ...................................................................         2,056
                                                                              ----------
   Total Expenses Before Reimbursement ...................................       438,810
   Expenses reimbursed by Advisor (Note 3) ...............................       (97,835)
                                                                              ----------
   Net Expenses ..........................................................       340,975
                                                                              ----------
   Net Investment Income .................................................     2,175,424
                                                                              ----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on investments ........................................     1,835,038
 Change in unrealized appreciation (depreciation) of investments .........       (73,907)
                                                                              ----------
 Net realized and unrealized gain on investments .........................     1,761,131
                                                                              ----------
 Net increase in net assets resulting from operations ....................    $3,936,555
                                                                              ==========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 Year Ended         Year Ended
                                                                               March 31, 1998     March 31, 1997
                                                                              ----------------   ---------------
Operations
 Net investment income ....................................................    $   2,175,424      $  2,303,301
 Net realized (loss) gain on investments ..................................        1,835,038           (82,705)
 Change in unrealized appreciation (depreciation) of investments ..........          (73,907)          (93,993)
                                                                               -------------      ------------
 Net increase in net assets resulting from operations .....................        3,936,555         2,126,603
                                                                               -------------      ------------
Distributions to Shareholders
 Dividends from net investment income .....................................       (2,175,424)       (2,260,030)
 Dividends in excess of net investment income .............................          (10,140)               --
 Distributions from net realized gains on investments .....................         (880,968)         (943,662)
                                                                               -------------      ------------
 Total distributions ......................................................       (3,066,532)       (3,203,692)
                                                                               -------------      ------------
Capital Share Transactions
 Shares sold ..............................................................       34,884,833         1,730,791
 Shares issued on reinvestment of distributions ...........................        1,570,705           935,335
 Shares redeemed ..........................................................      (36,419,207)         (300,452)
                                                                               -------------      ------------
 Increase in net assets resulting from capital share transactions (a) .....           36,331         2,365,674
                                                                               -------------      ------------
   Total Increase in Net Assets ...........................................          906,354         1,288,585
Net Assets
 Beginning of period ......................................................       37,735,525        36,446,940
                                                                               -------------      ------------
 End of period ............................................................    $  38,641,879      $ 37,735,525
                                                                               =============      ============
(a) Transactions in capital shares were as follows:
  Shares sold .............................................................        3,494,156           174,344
  Shares issued on reinvestment of distributions ..........................          157,456            94,439
  Shares redeemed .........................................................       (3,664,130)          (30,101)
                                                                               -------------      ------------
  Net increase (decrease) .................................................          (12,518)          238,682
  Beginning balance .......................................................        3,878,010         3,639,328
                                                                               -------------      ------------
  Ending balance ..........................................................        3,865,492         3,878,010
                                                                               =============      ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

                                           Year            Year
                                          Ended           Ended
                                        March 31,       March 31,
                                           1998            1997
                                     --------------- ---------------
Net Asset Value, Beginning
 of Period .........................   $     9.73      $    10.01
                                       ----------      ----------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment income .............         0.590           0.599
 Net realized and unrealized
   (loss) gain on
   investments .....................         0.419         ( 0.024)
                                       -----------     -----------
   Total from investment
    operations .....................         1.009           0.575
                                       -----------     -----------
 LESS DISTRIBUTIONS
 Dividends from net
   investment income ...............       ( 0.561)        ( 0.604)
 Dividends in excess of net
   investment income ...............            --              --
 Distributions from net
   realized gains on
   investments .....................       ( 0.178)        ( 0.251)
 Distributions in excess of
   net realized gains on
   investments .....................            --              --
                                       -----------     -----------
   Total distributions .............       ( 0.739)        ( 0.855)
Net Asset Value, End of
 Period ............................   $    10.00      $     9.73
                                       -----------     -----------
Total Return .......................         10.65%           5.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period .........   $38,641,879     $37,735,525
 Ratio of expenses to
   average net assets (2) ..........          0.88%           0.88%
 Ratio of net investment
   income to average net
   assets ..........................          5.61%           6.19%
 Portfolio turnover rate ...........           583%            409%
 Ratio of expenses to
   average net assets
   before reimbursement of
   expenses by the Advisor                    1.13%           1.16%
 Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by the Advisor                    5.36%           5.92%



                                                                                        For the period
                                           Year             Year             Year         March 31,
                                           Ended            Ended           Ended          1992 (1)
                                         March 31,        March 31,       March 31,      to March 31,
                                           1996             1995             1994            1993
                                     ---------------- ---------------- --------------- ---------------
Net Asset Value, Beginning
 of Period .........................   $      9.83      $     10.01      $    10.62      $    10.00
                                       -----------      -----------      ----------      ----------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment income .............          0.660            0.664           1.050           0.826
 Net realized and unrealized
   (loss) gain on
   investments .....................          0.277          ( 0.049)        ( 0.601)          0.621
                                       ------------     ------------     -----------     -----------
   Total from investment
    operations .....................          0.937            0.615           0.449           1.447
                                       ------------     ------------     -----------     -----------
 LESS DISTRIBUTIONS
 Dividends from net
   investment income ...............        ( 0.656)         ( 0.664)        ( 1.044)        ( 0.826)
 Dividends in excess of net
   investment income ...............             --          ( 0.108)             --              --
 Distributions from net
   realized gains on
   investments .....................        ( 0.101)              --         ( 0.015)             --
 Distributions in excess of
   net realized gains on
   investments .....................             --          ( 0.022)             --              --
                                       ------------     ------------     -----------     -----------
   Total distributions .............        ( 0.757)         ( 0.794)        ( 1.059)        ( 0.826)
Net Asset Value, End of
 Period ............................   $     10.01      $      9.83      $    10.01      $    10.62
                                       ------------     ------------     -----------     -----------
Total Return .......................           9.69%            6.10%           4.11%          14.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period .........   $ 36,446,940     $ 34,797,496     $ 6,779,666     $ 2,923,913
 Ratio of expenses to
   average net assets (2) ..........           0.90%            0.90%           0.90%           0.82%
 Ratio of net investment
   income to average net
   assets ..........................           6.49%            6.20%           7.74%           8.18%
 Portfolio turnover rate ...........            193%             557%             84%             42%
 Ratio of expenses to
   average net assets
   before reimbursement of
   expenses by the Advisor                     1.14%            2.33%           2.34%          17.52%
 Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by the Advisor                     6.26%            4.77%           6.30%          -8.52%

---------
(1) Commencement of operations.

(2) Through August 1, 1994, expense ratios include both the direct expenses of the Intermediate Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Smith Breeden Institutional Intermediate Duration U.S. Government Fund.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (formerly the Smith Breeden Short Duration U.S. Government Series) and the Smith Breeden Intermediate Duration U.S. Government Fund (the "Fund", formerly, the Smith Breeden Intermediate Duration U.S. Government Series). The following is a summary of accounting policies consistently followed by the Fund.

A. Security Valuation: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. Dollar Roll Agreements: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. Distributions and Taxes: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no capital loss carryforward.

F. Securities Transactions, Investment Income and Expenses: Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities transactions are recorded on the trade date. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


1. SIGNIFICANT ACCOUNTING POLICIES -- Continued
G. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

A. Derivative Financial Instruments Held or Issued for Purposes other than
Trading: The Fund uses interest rate futures contracts for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund had the following open futures contracts as of March 31, 1998:



                              Number of                  Expiration     Unrealized
Type                          Contracts     Position        Month       Gain/(Loss)
--------------------------   -----------   ----------   ------------   ------------
5 Year Treasury ..........        190      Long         June, 1998      $  (4,960)
10 Year Treasury .........       (240)     Short        June, 1998         15,759
                                                                        ---------
                                                           Total        $  10,799
                                                                        =========

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at March 31, 1998 was $79,241.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit other expenses of the Fund (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion except that the Advisor has agreed to limit expenses of the Fund to 0.88% through August 1, 1998. For the year ended March 31, 1998, the Advisor received fees of $271,230 and reimbursed the Fund $97,835.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- Continued to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $211,174,973 and $216,659,693, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Fund. The cost of securities for federal income tax purposes is $46,188,181. Net unrealized appreciation of investments, short sales and futures contracts consist of:



  Gross unrealized appreciation ........  $ 151,962
  Gross unrealized depreciation ........    (89,423)
                                          ---------
  Net unrealized appreciation ..........  $  62,539
                                          =========

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders,
Smith Breeden Intermediate Duration U.S. Government Fund of the Smith Breeden Series Fund:



We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Smith Breeden Intermediate Duration U.S. Government Fund (formerly "Smith Breeden Intermediate Duration U.S. Government Series") of the Smith Breeden Series Fund (the "Fund") as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Smith Breeden Intermediate Duration U.S. Government Fund of the Smith Breeden Series Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1998

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
                              PERFORMANCE REVIEW


     The Smith Breeden Equity Market Plus Fund provided a total return of 45.71% in the year ending March 31, 1998. The S&P 500 return for the same period was 48.00%. The one-year return on the average Growth and Income Fund was 41.23%, as measured by Morningstar. This placed the fund in the top 30% of the Growth and Income category. The five-year return on the Fund was 22.89%, versus 22.38% for the S&P 500 and 19.31% for the average Growth and Income fund. Since the Fund's inception on June 30, 1992, its return has exceeded that of the S&P 500 by 1.08% on an annualized basis. The graph below plots the Fund's return versus its benchmark and versus the average return of Growth and Income Funds, as measured by Morningstar.
[GRAPHIC OMITTED]




     With strong growth in the economy, average earnings for companies in the S&P 500 grew by about 8% in the year to March 31, 1998. This level of earnings growth is in line with the average annual growth in earnings for recent decades. The factor primarily responsible for the outstanding stock market performance was the decline in interest rates. The yield on the thirty-year U.S. Treasury Bond fell from 7.09% at March 31, 1997 to 5.94% at March 31, 1998. An investment in stocks is in some respects similar to an investment in a long-term bond: with both, the investor is buying a series of future cash flows. In the case of bonds, the investor is buying future coupon payments. In the case of stocks, the investor buys future earnings of the company. When interest rates fall, the bond investor is willing to pay more for future coupon payments. Likewise when interest rates fall, the stock investor is willing to pay more for future earnings, and so the price of stocks generally rises.

     The Equity Market Plus Fund invests in a combination of fixed income securities and S&P 500 Index futures contracts. The return on S&P 500 futures contracts generally tracks the return on the S&P 500 index, less an implied funding cost. The advantage in using futures is that no initial investment is required to purchase a futures contract, beyond the requirement to deposit cash or Treasury Bills worth about 4% of the value of the contract with the broker. This leaves 96% of the Fund's assets available for investment in other securities. The objective of the fixed-income segment of the Fund is to provide a return, after expenses, exceeding the implied funding cost of the futures contracts.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
     We invested the fixed-income segment of the fund in a combination of fixed-rate mortgages, adjustable-rate mortgages and money-market investments.
In addition, interest rate futures and options were used to reduce the interest rate risk of the fixed income segment to a cash-equivalent level. We held the weighting in fixed-rate mortgages, which have higher prepayment risk than adjustable-rate mortgages, below 20% of assets through late 1997. As mortgage prices adjusted to reflect the higher prepayment risk created by the fall in interest rates, the fixed-rate sector became relatively more attractive, and we increased the fund holdings to 38% of net assets as of March 31, 1998. The level of cash in the fund remained at about 20% during the year.

     The Fund grew by a factor of ten in the year, with net assets rising from $13 million at March 31, 1997 to $136 million at March 31, 1998. The Fund was successful in investing those large new inflows quickly at a very competitive rate of return.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         MARCH 31, 1998



                                                                              Market
  Face Amount    Security                                                      Value
--------------   ------------------------------------------------------   --------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 79.41%
                 Freddie Mac -- 22.72% (1)
                 FH Gold
$ 3,000,000      6.00%, due date to be announced ......................   $ 2,956,523
 20,000,000      6.50%, due date to be announced ......................    20,073,437
  8,032,880      6.50%, due 4/1/13 to 12/1/27 .........................     7,954,493
     69,434      9.50%, due 7/1/02 ....................................        71,785
                                                                          -----------
                                                                           31,056,238
                                                                          -----------
                 Fannie Mae -- 7.82% (1)
                 FN
 10,000,000      7.00%, due date to be announced ......................    10,087,891
     90,361      12.50%, due 9/1/12 ...................................       103,883
     62,799      13.50%, due 1/1/15 ...................................        73,181
                 FN ARM
    411,705      7.732%, due 9/1/18 ...................................       428,714
                                                                          -----------
                                                                           10,693,669
                                                                          -----------
                 Government National Mortgage Association -- 45.70% (1)
                 GNMA
  5,000,000      7.00%, due 3/15/28 ...................................     5,053,730
  4,796,293      7.50%, due 9/15/27 to 12/15/27 .......................     4,920,882
                 GNMA ARM
 22,500,292      5.00%, due 1/20/28 to 3/20/28 ........................    22,392,086
  3,000,000      5.00%, due date to be announced ......................     2,984,531
 18,830,860      5.50%, due 10/20/27 to 3/20/28 .......................    18,938,435
  4,928,547      6.00%, due 1/20/28 ...................................     5,000,207
  1,678,743      7.00%, due 2/20/16 to 9/20/22 ........................     1,722,673
  1,403,411      7.375%, due 5/20/16 to 5/20/22 .......................     1,442,494
                                                                          -----------
                                                                           62,455,038
                                                                          -----------
                 U.S. Treasury Obligations -- 3.17% (2)
    400,000      5.11% Bill, due 8/20/98 (3) ..........................       392,026
    800,000      5.14% Bill, due 10/15/98 (3) .........................       777,717
    750,000      5.20% Bill, due 5/28/98 (3) ..........................       743,825
    500,000      5.25% Bill, due 8/20/98 (3) ..........................       490,032
    100,000      5.32% Bill, due 5/28/98 (3) ..........................        99,200
    830,000      5.52% Bill, due 5/28/98 (3) ..........................       823,363
  1,000,000      5.50% Note, due 11/15/98 (3) .........................     1,000,000
                                                                          -----------
                                                                            4,326,163
                                                                          -----------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost $108,614,137) ..................................   108,531,108
                                                                          -----------

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                             MARCH 31, 1998





                                                                                                Market
   Contracts     Security                                                                        Value
--------------   -----------------------------------------------------------------------   ----------------
                 Options Contracts -- 0.09%
         115     Call on Ten-Year US Treasury Note Futures, expires 5/98, strike price
                 $114.0 ................................................................    $      28,751
          60     Call on Ten-Year US Treasury Note Futures, expires 5/98, strike price
                 $117.0.................................................................            1,875
          91     Put on Five-Year US Treasury Note Futures, expires 5/98, strike price
                 $107.5.................................................................           12,787
          60     Put on Five-Year US Treasury Note Futures, expires 5/98, strike price
                 $108.0.................................................................           14,053
         153     Put on Five-Year US Treasury Note Futures, expires 5/98, strike price
                 $108.5.................................................................           59,766
                                                                                            -------------
                 Total Options Contracts (Cost $211,000)................................          117,252
                                                                                            -------------
                 Total Investments (Cost $108,825,137)--78.50%..........................      108,648,360
Face Amount      Repurchase Agreements -- 44.63%
--------------
$33,500,000      Merrill Lynch, 5.84%, due 4/6/99 dated 3/30/98 ........................       33,500,000
 27,500,000      Dresdner Kleinworth Benson, 5.80%, due 4/2/98 dated 3/26/98 ...........       27,500,000
                                                                                            -------------
                                                                                               61,000,000
                                                                                            -------------
                 Liabilities, Less Cash and Other Assets -- (24.13%) ...................      (32,980,921)
                                                                                            -------------
                 NET ASSETS -- 100.00% .................................................    $ 138,667,439
                                                                                            =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at March 31, 1998. The adjusted rate is determined by adding a spread to a specified index.

(2) The interest rate shown for U.S. Treasury Bills is the discount rate paid at the time of purchase by the Fund.

(3) Security is held as collateral by Carr Futures, Inc.

Portfolio Abbreviations:
     ARM -- Adjustable-Rate Mortgage
     FH -- Freddie Mac
     FN -- Fannie Mae
GNMA -- Government National Mortgage Association



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998


Assets
 Investments at market value (identified cost $108,825,137) (Note 1)......................     $  108,648,360
 Cash ....................................................................................            118,315
 Repurchase Agreements (Cost $61,000,000) (Note 1) .......................................         61,000,000
 Receivables:
   Variation margin on futures contracts (Note 2) ........................................          1,644,132
   Subscriptions .........................................................................          1,231,913
   Interest ..............................................................................            483,578
   Maturities ............................................................................              1,096
   Securities sold .......................................................................         10,152,396
 Other Assets ............................................................................             11,697
                                                                                               --------------
   Total Assets ..........................................................................        183,291,487
                                                                                               --------------
Liabilities
 Payables:
   Redemptions ...........................................................................             78,039
   Securities purchased ..................................................................         46,395,547
 Due to Advisor (Note 3) .................................................................             46,231
 Accrued expenses ........................................................................            104,231
                                                                                               --------------
   Total Liabilities .....................................................................         46,624,048
                                                                                               --------------
Net Assets
 (Applicable to outstanding shares of 8,107,634; unlimited number of shares of beneficial
   interest authorized; no stated par) ...................................................     $  136,667,439
                                                                                               ==============
 Net asset value, offering price and redemption price per share ($136,667,439 / 8,107,634)     $        16.86
                                                                                               ==============
Source of Net Assets
 Paid in capital .........................................................................     $  119,446,947
 Undistributed net investment income .....................................................            312,398
 Accumulated net realized gain on investments ............................................          7,822,813
 Net unrealized appreciation of investments ..............................................          9,085,281
                                                                                               --------------
   Net Assets ............................................................................     $  136,667,439
                                                                                               ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998


Investment Income
 Interest and discount earned, net of premium amortization (Note 1) ......     $ 3,441,096
Expenses
 Advisory fees (Note 3) ..................................................         423,706
 Accounting and pricing services fees ....................................          42,554
 Custodian fees ..........................................................          30,546
 Audit and tax preparation fees ..........................................          24,323
 Legal fees ..............................................................          19,115
 Amortization of organization expenses (Note 1) ..........................           6,929
 Transfer agent fees .....................................................          78,658
 Registration fees .......................................................          78,391
 Trustees fees and expenses ..............................................          30,267
 Insurance expense .......................................................           9,338
 Other ...................................................................           3,881
                                                                               -----------
   Total Expenses Before Reimbursement ...................................         747,708
   Expenses reimbursed by Advisor (Note 3) ...............................        (215,049)
                                                                               -----------
   Net Expenses ..........................................................         532,659
                                                                               -----------
   Net Investment Income .................................................       2,908,437
                                                                               -----------
Realized and Unrealized Gain on Investments
 Net realized gain on investments ........................................       9,514,596
 Change in unrealized appreciation (depreciation) of investments .........       9,573,592
                                                                               -----------
 Net realized and unrealized gain on investments .........................      19,088,188
                                                                               -----------
 Net increase in net assets resulting from operations ....................     $21,996,625
                                                                               ===========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                                 Year Ended         Year Ended
                                                                               March 31, 1998     March 31, 1997
                                                                              ----------------   ---------------
Operations
 Net investment income ....................................................    $   2,908,437      $    406,086
 Net realized gain on investments .........................................        9,514,596         1,374,343
 Change in unrealized appreciation (depreciation) of investments ..........        9,573,592          (526,585)
                                                                               -------------      ------------
 Net increase in net assets resulting from operations .....................       21,996,625         1,253,844
                                                                               -------------      ------------
Distributions to Shareholders
 Dividends from net investment income .....................................       (2,632,273)         (382,446)
 Distributions from net realized gains on investments .....................       (2,556,880)         (808,371)
                                                                               -------------      ------------
 Total distributions ......................................................       (5,189,153)       (1,190,817)
                                                                               -------------      ------------
Capital Share Transactions
 Shares sold ..............................................................      123,373,056         8,844,701
 Shares issued on reinvestment of distributions ...........................        4,918,950         1,125,870
 Shares redeemed ..........................................................      (21,939,416)       (1,292,755)
                                                                               -------------      ------------
 Increase in net assets resulting from capital share transactions (a) .....      106,352,590         8,677,816
                                                                               -------------      ------------
   Total Increase in Net Assets ...........................................      123,160,062         8,740,843
Net Assets
 Beginning of period ......................................................       13,507,377         4,766,534
                                                                               -------------      ------------
 End of period ............................................................    $ 136,667,439      $ 13,507,377
                                                                               =============      ============
(a) Transactions in capital shares were as follows:
 Shares sold ..............................................................        8,130,007           695,525
 Shares issued on reinvestment of distributions ...........................          330,714            93,492
 Shares redeemed ..........................................................       (1,428,596)         (102,037)
                                                                               -------------      ------------
 Net increase .............................................................        7,032,125           686,980
 Beginning balance ........................................................        1,075,509           388,529
                                                                               -------------      ------------
 Ending balance ...........................................................        8,107,634         1,075,509
                                                                               =============      ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.



                                       Year              Year            Year            Year            Year          Period
                                       Ended            Ended            Ended           Ended           Ended          Ended
                                     March 31,        March 31,        March 31,       March 31,       March 31,      March 31,
                                       1998              1997            1996            1995            1994         1993 (1)
                                 ----------------  ---------------  --------------  --------------  --------------  ------------
Net Asset Value, Beginning
 of Period .....................   $     12.56       $    12.27       $   10.84       $    9.88       $   10.85       $ 10.00
                                   -----------       ----------       ---------       ---------       ---------       -------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment income .........          0.591            0.592           0.615           0.568           0.476        0.355
 Net realized and
   unrealized gain (loss) on
   investments .................          4.940            1.813           2.768           1.081         ( 0.216)       1.281
                                   ------------      -----------      ----------      ----------      ----------      -------
 Total from investment
   operations ..................          5.531            2.405           3.383           1.649           0.260        1.636
 LESS DISTRIBUTIONS
 Dividends from net
   investment income ...........        ( 0.586)         ( 0.590)        ( 0.583)        ( 0.568)        ( 0.472)      ( 0.311)
 Dividends in excess of net
   investment income ...........             --               --              --         ( 0.001)             --            --
 Distributions from net
   realized gains on
   investments .................        ( 0.645)         ( 1.525)        ( 1.370)        ( 0.047)        ( 0.701)      ( 0.420)
 Distributions in excess of
   net realized gains on
   investments .................             --               --              --         ( 0.073)        ( 0.057)      ( 0.055)
                                   ------------      -----------      ----------      ----------      ----------      --------
   Total distributions .........        ( 1.231)         ( 2.115)        ( 1.953)        ( 0.689)        ( 1.230)      ( 0.786)
                                   ------------      -----------      ----------      ----------      ----------      --------
Net Asset Value, End of
 Period ........................   $     16.86       $    12.56       $   12.27       $   10.84       $    9.88       $ 10.85
                                   ------------      -----------      ----------      ----------      ----------      --------
Total Return ...................          45.71%           21.41%          32.30%          17.18%           2.19%      16.52   %
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period .....   $136,667,439      $13,507,377      $4,766,534      $2,107,346      $1,760,519     $ 903,846
 Ratio of expenses to
   average net assets ..........           0.88%            0.88%           0.90%           0.90%           0.90%         0.57%*
 Ratio of net investment
   income to average net
   assets ......................           4.79%            5.30%           5.53%           7.44%           8.02%         5.28%*
 Portfolio turnover rate .......            424%             182%            107%            120%            119%          271%
 Ratio of expenses to
   average net assets
   before reimbursement of
   expenses by the Advisor                 1.23%            2.60%           4.58%           7.75%           7.08%        28.48%*
 Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by the Advisor                 4.44%            3.58%           1.85%           0.59%           1.84%       -22.63%*

---------
(1) Commenced operations June 30, 1992.

     * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Equity Market Plus Fund (the "Fund", formerly the Smith Breeden Equity Plus Fund) and the Smith Breeden Financial Services Fund. The following is a summary of accounting policies consistently followed by the Fund.

A. Security Valuation: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. Dollar Roll Agreements: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. Distributions and Taxes: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no net capital loss carryforward.

F. Securities Transactions, Investment Income and Expenses: Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities transactions are recorded on the trade date. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

G. Deferred Organization Expenses: Deferred organization expenses are being amortized on a straight-line basis over five years.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


1. SIGNIFICANT ACCOUNTING POLICIES -- Continued
H. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

A. Derivative Financial Instruments Held or Issued for Purposes other than
Trading: The Fund uses interest rate futures contracts for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of March 31, 1998:



                                Number of                     Expiration        Unrealized
Type                            Contracts     Position          Month           Gain/(Loss)
----------------------------   -----------   ----------   -----------------   --------------
3 Month Eurodollar .........        210        Long       June, 1998           $   (48,195)
3 Month Eurodollar .........       (103)       Short      September, 1998          (53,501)
3 Month Eurodollar .........        (85)       Short      March, 1999              (45,358)
3 Month Eurodollar .........       (108)       Short      September, 1999          (65,261)
3 Month Eurodollar .........        (56)       Short      March, 2000              (55,152)
3 Month Eurodollar .........       (109)       Short      September, 2000          (72,265)
3 Month Eurodollar .........        (45)       Short      March, 2001              (54,378)
3 Month Eurodollar .........       (105)       Short      September, 2001          (86,272)
3 Month Eurodollar .........        (32)       Short      March, 2002               (9,894)
3 Month Eurodollar .........        (99)       Short      September, 2002            5,729
3 Month Eurodollar .........        (24)       Short      March, 2003               (1,458)
3 Month Eurodollar .........        (15)       Short      March, 2004                3,683
3 Month Eurodollar .........        (14)       Short      March, 2005                2,737
5 Year Treasury ............        (51)       Short      June, 1998                24,177
10 Year Treasury ...........        (28)       Short      June, 1998                25,374
                                                                               -----------
                                                          Total                $  (430,034)
                                                                               ===========

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)



B. Derivative Financial Instruments Held or Issued for Trading Purposes: The Fund invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

The Fund had the following open futures contracts on the S&P 500 Index as of March 31, 1998:



                     Number of                     Expiration        Unrealized
Type                 Contracts     Position          Month              Gain
-----------------   -----------   ----------   -----------------   --------------
S&P 500 .........      202          Long       June, 1998           $ 4,923,564
S&P 500 .........      297          Long       September, 1998        4,768,528
                                                                    -----------
                                               Total                $ 9,692,092
                                                                    ===========

The aggregate market value of investments pledged to cover margin requirements for the open positions at March 31, 1998 was $4,326,163.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion, except that the Advisor has agreed to limit expenses of the Fund to 0.88% through August 1, 1998. For the year ended March 31, 1998, the Advisor received fees of $423,706 and reimbursed the Fund $215,049.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $297,189,593 and $202,355,199, respectively. The cost of securities for federal income tax purposes is $108,825,137. Net unrealized depreciation of investments and futures contracts consists of:



            Gross unrealized appreciation $ 10,045,826
            Gross unrealized depreciation     (960,545)
                                          ------------
            Net unrealized depreciation   $  9,085,281
                                          ============

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders,
Smith Breeden Equity Market Plus Fund of the Smith Breeden Series Trust:



We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Smith Breeden Equity Market Plus Fund (formerly "Equity Plus Fund") of the Smith Breeden Series Trust (the "Fund") as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Smith Breeden Equity Market Plus Fund of the Smith Breeden Series Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1998

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
                              PERFORMANCE REVIEW


     Since it commenced operations on December 22, 1997, through March 31, 1998, The Smith Breeden Financial Services Fund generated a total return of 11.78%. The return on the Lipper Analytical Financial Services Fund Index was 12.02% for the same period. The graph below shows the return on the Fund as compared to an investment in the funds underlying the Lipper Analytical Index and in the S&P 500.
[GRAPHIC OMITTED]




     January proved to be a difficult month, with the stocks of money-center banks suffering from fears that earnings would be weak due to the effect of the Asian financial crisis. We weighted this sector relatively heavily in the Fund on the belief that the ongoing consolidation and restructuring in the industry would particularly benefit those stocks. Reported earnings in fact showed little effect from Asia, and the sector recovered rapidly.

     The stocks contributing the most to the total return of the Fund in the first quarter of 1998 were, in order: H.F. Ahmanson, Chase Manhattan Bank, Banc One, and Lehman Brothers.

     H.F. Ahmanson announced a merger with Washington Mutual Savings in March. The market received news of the merger, which will create a dominant thrift in the Northwest, very favorably. Ahmanson's stock rose 16.2% in the quarter. The Fund owned both Ahmanson and Washington Mutual stock, and together they accounted for about 16% of gains generated in the period.

     Chase Manhattan Bank suffered from the "Asian flu" in January, but it posted earnings which were stronger than expected while also announcing a major restructuring, and the stock quickly rallied. Chase stock gained 23.9% in the quarter, and accounted for about 10% of the total gains generated by the Fund.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
     Banc One is a "super-regional" bank, which has grown in the past through acquisition of local banking franchises. The bank announced a major change in its management approach in the quarter. Where formerly it operated as a loose alliance of local banks, it proposed to reorganize around lines of business. Banc One accounted for 8% of gains in the Fund and rose 28.9% in the quarter.

     Lehman Brothers is a dominant firm in bond underwriting. Corporations have been issuing new debt at record levels and Lehman was a major beneficiary, with its stock climbing 47%. Lehman Brothers accounted for 7% of the Fund's gains.

     The U.S. financial services industry is undergoing a secular change, which we believe will continue to create opportunities for management to enhance shareholder value. The forces driving this change include the repeal of depression-era regulations, the on-going effort to enhance returns from the industry's huge investment in information technology, and a shift from interest income to fee-based income. We believe this process will allow valuations of firms in the industry to rise relative to the stock market as a whole, and consequently for the sector to provide superior risk-adjusted returns to investors.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         MARCH 31, 1998



                                                                               Market
    Shares      Security                                                        Value
-------------   ---------------------------------------------------------   ------------
                EQUITY HOLDINGS -- 98.4%
                Commercial Banking -- 33.7%
      6,000     Crestar Financial Corp. .................................   $  354,750
      3,200     Fleet Financial Group, Inc. .............................      272,200
      7,000     KeyCorp .................................................      264,687
     10,000     Mercantile Bancorporation ...............................      548,125
     14,000     Pacific Century Financial Corp. .........................      333,375
      6,000     PNC Bank Corp. ..........................................      359,625
      1,000     Wells Fargo & Co. .......................................      331,250
                                                                            ----------
                                                                             2,464,012
                                                                            ----------
                Investment Banking and Brokerage -- 4.1%
      4,000     Lehman Brothers, Inc. ...................................      299,500
                                                                            ----------
                                                                               299,500
                                                                            ----------
                Money Center Banking -- 27.7%
      4,950     Banc One Corp. ..........................................      313,088
      3,500     BankAmerica Corp. .......................................      289,188
      3,500     Chase Manhattan Corp. ...................................      472,062
      3,000     First Chicago NBD Corp. .................................      264,375
      2,400     J.P. Morgan & Co., Inc. .................................      322,350
      5,000     NationsBank Corp. .......................................      364,688
                                                                            ----------
                                                                             2,025,751
                                                                            ----------
                Investment Management and Advisory -- 9.6%
  10,500 (2)    PIMCO Advisors Holdings LP ..............................      351,750
      5,000     Price (T. Rowe) Assoc., Inc. ............................      351,875
                                                                            ----------
                                                                               703,625
                                                                            ----------
                Consumer Finance -- 3.8%
      2,000     Household International, Inc. ...........................      275,500
                                                                            ----------
                                                                               275,500
                                                                            ----------
                Savings & Loans -- 19.5%
     17,000     FirstFed America Bancorp, Inc. (1) ......................      359,125
      3,500     Golden West Financial Corp. .............................      335,343
      4,200     HF Ahmanson & Co. .......................................      325,500
     12,000     Marion Capital Holdings, Inc. ...........................      337,500
      6,700     Piedmont Bancorp, Inc. ..................................       72,025
                                                                            ----------
                                                                             1,429,493
                                                                            ----------
                TOTAL EQUITY HOLDINGS (Cost $6,518,572) .................    7,197,881
                                                                            ----------
                Cash and Other Assets Less Liabilities -- 1.6% ..........      118,835
                                                                            ----------
                NET ASSETS -- 100.0% ....................................   $7,316,716
                                                                            ==========

---------
(1) Non-income producing security

(2) Limited partnership units

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998


Assets
 Investments at market value (identified cost $6,518,572) (Note 1) .......................     $ 7,197,881
 Cash ....................................................................................          17,488
 Receivables:
   Variation margin on futures contracts (Note 2) ........................................          18,250
   Subscriptions .........................................................................          15,000
   Dividends .............................................................................          13,153
   Due from Advisor (Note 3) .............................................................           2,987
   Securities sold .......................................................................          37,691
   Deferred organization expenses (Note 1) ...............................................           7,175
   Prepaid Expenses ......................................................................          19,787
 Other Assets ............................................................................           3,346
                                                                                               -----------
   Total Assets ..........................................................................       7,332,758
                                                                                               -----------
Liabilities
 Accrued expenses ........................................................................          16,042
                                                                                               -----------
   Total Liabilities .....................................................................          16,042
                                                                                               -----------
Net Assets
 (Applicable to outstanding shares of 727,608; unlimited number of shares of beneficial
   interest authorized; no stated par) ...................................................     $ 7,316,716
                                                                                               ===========
 Net asset value, offering price and redemption price per share ($7,316,716 / 727,608) ...     $     10.06
                                                                                               ===========
Source of Net Assets
 Paid in capital .........................................................................     $ 6,575,099
 Undistributed net investment income .....................................................          12,416
 Accumulated net realized gain on investments ............................................          50,407
 Net unrealized appreciation of investments ..............................................         678,794
                                                                                               -----------
   Net Assets ............................................................................     $ 7,316,716
                                                                                               ===========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 1998
(COMMENCEMENT OF OPERATIONS WAS ON DECEMBER 22, 1997)


Investment Income
 Dividends and interest earned (Note 1) .......................     $  35,567
Expenses
 Advisory fees (Note 3) .......................................        23,152
 Accounting and pricing services fees .........................         6,903
 Custodian fees ...............................................         2,719
 Audit and tax preparation fees ...............................         2,490
 Legal fees ...................................................           931
 Amortization of organization expenses (Note 1) ...............           378
 Transfer agent fees ..........................................         6,696
 Registration fees ............................................         5,948
 Trustees fees and expenses ...................................           456
 Insurance expense ............................................           293
 Other ........................................................            51
                                                                    ---------
   Total Expenses Before Reimbursement ........................        50,017
   Expenses reimbursed by Advisor (Note 3) ....................       (26,865)
                                                                    ---------
   Net Expenses ...............................................        23,152
                                                                    ---------
   Net Investment Income ......................................        12,415
                                                                    ---------
Realized and Unrealized Gain on Investments
 Net realized gain on investments .............................        50,408
 Net unrealized appreciation of investments ...................       678,794
                                                                    ---------
 Net realized and unrealized gain on investments ..............       729,202
                                                                    ---------
 Net increase in net assets resulting from operations .........     $ 741,617
                                                                    =========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS




                                                                              Period Ended
                                                                            March 31, 1998(1)
Operations                                                                 ------------------
 Net investment income ...................................................    $    12,415
 Net realized gain on investments ........................................         50,408
 Net unrealized appreciation of investments ..............................        678,794
                                                                              -----------
 Net increase in net assets resulting from operations ....................        741,617
                                                                              -----------
Distributions to Shareholders
 Dividends from net investment income ....................................             --
 Distributions from net realized gains on investments ....................             --
                                                                              -----------
 Total distributions .....................................................             --
                                                                              -----------
Capital Share Transactions
 Shares sold .............................................................      6,588,508
 Shares issued on reinvestment of distributions ..........................             --
 Shares redeemed .........................................................        (13,409)
                                                                              -----------
 Increase in net assets resulting from capital share transactions (a) ....      6,575,099
                                                                              -----------
   Total Increase in Net Assets ..........................................      7,316,716
Net Assets
 Beginning of period .....................................................             --
                                                                              -----------
 End of period ...........................................................    $ 7,316,716
                                                                              ===========
(a) Transactions in capital shares were as follows:
  Shares sold ............................................................        729,112
  Shares issued on reinvestment of distributions .........................             --
  Shares redeemed ........................................................         (1,504)
                                                                              -----------
  Net increase ...........................................................        727,608
  Beginning balance ......................................................             --
                                                                              -----------
  Ending balance .........................................................        727,608
                                                                              ===========

---------
(1) Commenced operations on December 22, 1997.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.



                                                                                              Period Ended
                                                                                           March 31, 1998 (1)
                                                                                          -------------------
Net Asset Value, Beginning of Period ..................................................       $   9.00
                                                                                              --------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income ................................................................           0.017
 Net realized and unrealized gain (loss) on investments ...............................           1.043
                                                                                              ---------
   Total from investment operations ...................................................           1.060
                                                                                              ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income .................................................               --
 Dividends in excess of net investment income .........................................               --
 Distributions from net realized gains on investments .................................               --
 Distributions in excess of net realized gains on investments .........................               --
                                                                                              ----------
   Total distributions ................................................................               --
                                                                                              ----------
Net Asset Value, End of Period ........................................................       $  10.06
                                                                                              ----------
Total Return ..........................................................................          11.78   %
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ............................................................       $ 7,316,716
 Ratio of expenses to average net assets ..............................................             1.48%*
 Ratio of net investment income to average net assets .................................             0.79%*
 Portfolio turnover rate ..............................................................               85%
 Ratio of expenses to average net assets before reimbursement of expenses by the
   Advisor ............................................................................             3.20%*
 Ratio of net investment income to average net assets before reimbursement of expenses
   by the Advisor .....................................................................            -0.92%*
 Average commission paid per share ....................................................       $   0.09

---------
(1) Commenced operations on December 22, 1997.

     * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Equity Market Plus Fund (formerly the Smith Breeden Equity Plus Fund) and the Smith Breeden Financial Services Fund (the "Fund"). The following is a summary of accounting policies consistently followed by the Fund.

A. Security Valuation: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. Distributions and Taxes: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no net capital loss carryforward.

E. Securities Transactions, Investment Income and Expenses: Securities transactions are recorded on the trade date. Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expense are accrued daily. Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

F. Deferred Organization Expenses: Deferred organization expenses are being amortized on a straight-line basis over five years.

G. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)



2. FINANCIAL INSTRUMENTS

A. Derivative Financial Instruments Held or Issued for Purposes other than
Trading: The Fund uses equity index futures contracts for risk management purposes in order to manage the Fund's equity-market risk relative to its benchmark. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of March 31, 1998:



                     Number of                  Expiration     Unrealized
Type                 Contracts     Position        Month       Gain/(Loss)
-----------------   -----------   ----------   ------------   ------------
S&P 500 .........    (2)            Short      June, 1998          (515)
                                                                   ----
                                               Total            $  (515)
                                                                =======

The value of assets required to cover margin requirements for the open positions at March 31, 1998 was $20,100.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 1.50% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 1.50% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion, except that the Advisor has agreed to limit expenses of the Fund to 1.50% through August 1, 1998. For the period ended March 31, 1998, the Advisor received fees of $23,152 and reimbursed the Fund $26,865.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)



4. INVESTMENT TRANSACTIONS

During the period ended March 31, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $11,371,913 and $5,031,366, respectively. The cost of securities for federal income tax purposes is $6,518,572. Net unrealized depreciation of investments and futures contracts consists of:



  Gross unrealized appreciation ........   $ 693,282
  Gross unrealized depreciation ........     (14,488)
                                           ---------
  Net unrealized appreciation ..........   $ 678,794
                                           =========

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders,
Smith Breeden Financial Services Fund of the Smith Breeden Series Trust:



We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Smith Breeden Financial Services Fund of the Smith Breeden Series Trust (the "Fund") as of March 31, 1998, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period December 22, 1997 (commencement of operations) to March 31, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Smith Breeden Financial Services Fund of the Smith Breeden Series Trust as of March 31 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1998

BOARD OF TRUSTEES
Douglas T. Breeden
Michael J. Giarla
Stephen M. Schaefer
Myron S. Scholes
William F. Sharpe


OFFICERS


Chairman
Douglas T. Breeden


President
Michael J. Giarla


Vice Presidents
Daniel C. Dektar (Smith Breeden Series Fund)
Timothy D. Rowe (Smith Breeden Series Fund)
John B. Sprow (Smith Breeden Trust)
Robert B. Perry (Smith Breeden Trust)


Treasurer and Secretary
Marianthe S. Mewkill

INVESTMENT ADVISOR
Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, NC 27514


TRANSFER AND DIVIDEND PAYING AGENT
First Data Investor Services Group, Inc.
3200 Horizon Drive
PO Box 61503
King of Prussia, PA 19406-0903


DISTRIBUTOR
FPS Broker Services, Inc.
3200 Horizon Drive
PO Box 61503
King of Prussia, PA 19406-0903


CUSTODIAN
Bank of New York
48 Wall Street
New York, NY 10286


INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, NJ 08540
For information about:
   o Establishing an account
   o Account procedures and status
     o Exchanges
Call 1-800-221-3137


For all other information about the Funds:
Call 1-800-221-3138


[GRAPHIC OMITTED]


                                U.S. POSTAGE
                                    PAID
                                CHARLOTTE, NC
                                  BULK RATE
                               PERMIT NO. 136


   100 EUROPA DRIVE
   SUITE 200
   CHAPEL HILL, N.C. 27514